UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Municipal Income Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

9/30/09

LMB-SEM

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

November 16, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue — Hospitals	23.3%
Universities — Colleges	11.0%
General Obligations — Schools	9.1%
State & Local Agencies	7.5%
Utilities — Municipal Owned	7.1%

Credit quality of bonds (r)
AAA	15.1%
AA	30.3%
A	22.6%
BBB	23.9%
BB	2.4%
B	0.9%
CCC	0.4%
CC (o)	0.0%
D	0.1%
Not Rated	4.3%

Portfolio facts
Average Duration (d)(i)	8.9
Average Effective Maturity (i)(m)	17.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2009 through September 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.78%	$1,000.00	$1,130.63	$4.17
	Hypothetical (h)	0.78%	$1,000.00	$1,021.16	$3.95
B	Actual	1.53%	$1,000.00	$1,124.90	$8.15
	Hypothetical (h)	1.53%	$1,000.00	$1,017.40	$7.74
C	Actual	1.53%	$1,000.00	$1,126.10	$8.15
	Hypothetical (h)	1.53%	$1,000.00	$1,017.40	$7.74
A1	Actual	0.53%	$1,000.00	$1,131.85	$2.83
	Hypothetical (h)	0.53%	$1,000.00	$1,022.41	$2.69
B1	Actual	1.29%	$1,000.00	$1,127.69	$6.88
	Hypothetical (h)	1.29%	$1,000.00	$1,018.60	$6.53

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.2%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.5%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$205,000	$152,305
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	68,877
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	1,075,000	709,672
Chicago, IL, O’Hare International Airport Rev. (Second Lien Passenger Facility), “D”, AMBAC, 5.5%, 2019	2,195,000	2,292,173
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	1,840,000	2,246,658
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), NATL, 5.875%, 2013	1,485,000	1,502,493
Oklahoma City, OK, Airport Trust, “B”, FSA, 5.75%, 2017	1,080,000	1,091,113

		$8,063,291
General Obligations - General Purpose - 4.7%
Chicago, IL, FGIC, 6.125%, 2010 (c)	$3,785,000	$3,983,902
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,000	5,854
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	5,580,000	6,684,082
Country Club Hills, IL, NATL, 5%, 2031	3,170,000	3,332,653
Cranston, RI, FGIC, 6.375%, 2009 (c)	830,000	843,654
Delaware County, OH, 6.25%, 2010 (c)	1,000,000	1,077,080
Luzerne County, PA, FSA, 6.75%, 2023	1,200,000	1,317,684
New York, NY, “J”, NATL, 5%, 2017	2,000,000	2,027,520
Schaumburg, IL, “B”, FGIC, 5.25%, 2034	2,000,000	2,111,500
State of California, 6.5%, 2033	4,000,000	4,639,120
State of California, 5%, 2034	3,185,000	3,200,575
State of Illinois, NATL, 5.5%, 2025	500,000	505,825
State of Washington, 6.75%, 2010	3,880,000	3,959,346
State of Washington, 6%, 2012	4,360,000	4,916,336
State of Washington, “A”, 5%, 2033	5,000,000	5,392,150
State of Wisconsin, “C”, 6%, 2010 (c)	1,200,000	1,238,724
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,900,256

		$72,136,261
General Obligations - Improvement - 2.2%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,034,960
District of Columbia, NATL, 6.5%, 2010	3,095,000	3,212,177
District of Columbia, ETM, NATL, 6.5%, 2010 (c)	2,905,000	3,021,868

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Improvement - continued
Guam Government, “A”, 6.75%, 2029	$840,000	$917,137
Guam Government, “A”, 7%, 2039	960,000	1,051,738
Massachusetts Bay Transportation Authority, General Transportation Systems, “A”, SYNCORA, 7%, 2021	10,185,000	12,615,141
Massachusetts Bay Transportation Authority, General Transportation Systems, “C”, SYNCORA, 6.1%, 2013	10,200,000	11,329,752

		$33,182,773
General Obligations - Schools - 9.0%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$2,010,000	$682,717
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	2,035,000	649,104
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	4,070,000	1,217,703
Chicago, IL, Board of Education, NATL, 6.25%, 2015	20,295,000	22,902,299
Clark County, NV, School District, “A”, NATL, 7%, 2010	4,000,000	4,162,600
Colorado State Board of Governors, University Enterprise System Rev., “A”, 5%, 2034	1,000,000	1,072,040
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2030	4,495,000	1,391,922
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2031	4,015,000	1,155,437
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2032	2,825,000	757,722
Escondido, CA, Union High School District, Capital Appreciation (Election of 2008), “A”, ASSD GTY, 0%, 2033	2,785,000	695,415
Ferris, TX, Independent School District, PSF, 5.5%, 2034 (f)	3,000,000	3,130,260
Florida Board of Education, Capital Outlay, 9.125%, 2014	1,380,000	1,584,544
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	265,000	344,010
Fresno, CA, Unified School District, NATL, 6.55%, 2020	1,225,000	1,384,275
Gilroy, CA, Unified School District, FGIC, 5%, 2027	1,000,000	1,039,740
Grand Blanc, MI, Community Schools (School Building & Site), FSA, 5%, 2028	1,000,000	1,056,780
Hartnell, CA, Community College District, Capital Appreciation (Election of 2002), “D”, 0%, 2039	9,645,000	1,204,178
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,360,000	688,146
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,335,000	603,060
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)	1,245,000	1,332,947
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)	1,345,000	1,442,082
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	759,194
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,371,249

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	$2,250,000	$996,885
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 0%, 2014 (c)	2,000,000	833,220
Lancaster, TX, Independent School District, Capital Appreciation, FSA, 5%, 2034	12,000,000	12,489,600
Lane County, OR, School District, 6.25%, 2010 (c)	1,150,000	1,195,356
Lane County, OR, School District, 6.25%, 2010 (c)	1,000,000	1,039,440
Leander, TX, Independent School District, PSF, 0%, 2018	7,385,000	4,278,278
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	5,025,000	1,921,460
Los Angeles, CA, Unified School District, “D”, 5%, 2034	1,280,000	1,339,187
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,394,755
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	755,807
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,322,683
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,356,031
Phenix City, AL, AMBAC, 5.65%, 2010 (c)	1,500,000	1,592,520
Philadelphia, PA, School District, NATL, 6%, 2010 (c)	750,000	767,003
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)	1,705,000	1,783,635
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	4,535,000	4,681,254
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,376,200
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,376,200
San Mateo County, CA (Community College District, 2005 Election), “A”, NATL, 0%, 2026	5,100,000	2,235,024
San Rafael, CA, Elementary School District, Election of 1999, NATL, 5%, 2028	2,500,000	2,593,000
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	1,610,000	448,916
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	15,000,000	15,769,950
Scranton, PA, School District, “B”, FSA, 5%, 2038	8,170,000	8,651,785
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	2,034,900
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031	2,000,000	2,117,920
Wattsburg, PA, Public School Building Authority Rev., Capital Appreciation, NATL, 0%, 2029	2,150,000	817,817
West Contra Costa, CA, Unified School District, Election of 2005, “C”, ASSD GTY, 0%, 2029	3,440,000	1,111,808

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	$2,005,000	$420,569
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,765,000	1,806,636
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,665,000	1,704,277
Wylie, TX, Independent School District, PSF, 5.25%, 2029	5,035,000	5,264,294

		$138,103,834
Healthcare Revenue - Hospitals - 22.9%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$650,000	$725,706
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	255,000	202,822
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	3,995,000	3,134,837
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	350,000	390,765
Baxter County, AR, Hospital Rev., 5.375%, 2014	2,000,000	2,011,000
Baxter County, AR, Hospital Rev., 5.6%, 2021	1,750,000	1,754,620
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	8,525,000	7,383,162
Boone County, MO, Hospital Rev. (Boone Hospital Center), 5.375%, 2038	770,000	787,579
Boone County, MO, Hospital Rev. (Boone Hospital Center), 5.625%, 2038	840,000	873,978
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,366,741
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,721,436
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,405,000	1,402,850
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	4,090,000	3,173,799
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	2,640,000	2,776,303
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	195,000	164,426
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	75,039
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	360,000	294,185
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	1,750,000	1,978,568

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	$900,000	$914,976
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	500,000	553,855
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	1,965,000	1,934,837
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	5,000,000	5,159,050
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	2,820,000	2,650,744
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,416,951
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,505,000	1,509,771
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “A”, 6.375%, 2011 (c)	2,000,000	2,203,080
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	1,795,000	2,026,429
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	2,050,000	2,338,415
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,423,109
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours), RIBS, FSA, 11.004%, 2027 (p)	4,950,000	5,815,656
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	2,220,000	2,195,935
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	2,595,000	2,817,521
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	2,675,000	2,751,157
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,156,888
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,063,733
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,359,013
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,753,901
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,147,689
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,619,670

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$2,455,000	$2,660,213
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,500,000	2,433,300
Illinois Health Facilities Authority Rev. (Advocate Health Care Network), 6.375%, 2010 (c)	1,800,000	1,916,604
Illinois Health Facilities Authority Rev. (Condell Medical Center), 6.35%, 2010 (c)	7,500,000	7,832,550
Illinois Health Facilities Authority Rev. (Decatur Memorial Hospital), 5.75%, 2024	3,000,000	3,021,210
Illinois Health Facilities Authority Rev. (Passavant Memorial Area Hospital Associates), 6%, 2010 (c)	1,500,000	1,597,455
Illinois Health Facilities Authority Rev. (Riverside Health Systems), 5.75%, 2012 (c)	2,625,000	2,981,711
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,765,000	1,861,440
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,302,400
Indiana Health & Educational Facilities Authority, Hospital Rev. (Clarian Hospital), “B”, 5%, 2033	2,490,000	2,403,348
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	5,215,000	5,233,878
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	185,000	203,513
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	380,000	418,027
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2021	1,515,000	1,570,464
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,951
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,648,580
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 5.25%, 2014	400,000	403,356
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	250,000	251,113
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,610,000	1,520,098
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Medical Center), 6.125%, 2016	2,195,000	2,231,196

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	$630,000	$622,812
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	3,180,000	3,181,463
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	2,355,000	2,508,617
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2010 (c)	195,000	207,960
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,645,000	3,761,786
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.625%, 2028	55,000	56,526
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,578,995
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	847,354
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems, East Tennessee), 6.375%, 2022	1,000,000	1,051,530
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2035	3,205,000	824,967
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	2,010,000	489,053
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	2,670,000	2,555,938
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	1,865,000	1,864,851
Lauderdale County & Florence, AL (Coffee Health Group), “A”, NATL, 5.25%, 2019	950,000	863,275
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	2,620,000	2,409,850
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	2,240,000	2,379,888
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,405,000	6,359,268
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	295,000	270,840
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	280,429
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,172,740
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2015	1,000,000	1,044,890

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	$500,000	$516,545
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “A”, 5.75%, 2012 (c)	850,000	962,489
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), “B”, 5.875%, 2012 (c)	2,200,000	2,499,442
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,510,000	1,761,113
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	1,420,000	1,456,977
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,950,000	1,964,469
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.75%, 2010 (c)	2,000,000	2,111,200
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	615,000	634,268
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,890,000	2,599,584
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	3,000,000	3,012,870
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	1,900,000	1,975,848
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,130,000	1,010,017
Mecosta County, MI, General Hospital Rev., 6%, 2018	300,000	297,990
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	750,000	758,918
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.75%, 2015	800,000	808,760
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	2,995,000	2,364,882
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	883,350
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	527,910
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	1,710,000	1,732,623
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	180,000	187,340
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	825,000	827,054
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	445,000	499,366

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	$205,000	$217,097
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2016	1,000,000	1,044,370
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	500,000	515,510
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	488,154
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	500,000	473,640
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2036	4,695,000	605,279
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health) Capital Appreciation, “B”, 0%, 2038	18,145,000	1,995,769
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	3,000,000	3,082,620
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	2,830,000	2,852,895
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,650,378
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,532,742
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	595,000	613,737
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	940,000	808,720
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,827,550
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	740,000	736,907
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	810,000	800,450
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	745,000	735,367
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	6,000,000	6,355,740
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	255,000	257,644
Orange County, FL, Health Facilities Authority Hospital Rev. (Adventist Health Systems), 5.625%, 2012 (c)	1,490,000	1,667,548
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	2,230,000	2,544,720

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	$1,465,000	$1,524,479
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	2,665,000	2,666,412
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	2,710,000	2,409,055
Reno, NV, Hospital Rev. (Washoe Medical Center) “N”, FSA, 5.5%, 2039	2,000,000	2,039,840
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	7,645,000	8,850,693
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,730,000	1,940,368
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	1,500,000	1,721,535
Richland County, OH, Hospital Facilities Rev. (Medcentral Health), “B”, 6.375%, 2010 (c)	665,000	714,296
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,091,163
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,784,769
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.7%, 2016	770,000	756,394
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027	290,000	251,563
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,114,272
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,283,934
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	1,255,000	1,429,056
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	300,000	338,421
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)	500,000	564,035
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	745,000	848,324
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	995,200
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	4,925,000	4,694,658
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	430,000	487,504

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	$1,625,000	$1,653,828
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,000,000	1,059,750
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	500,000	514,280
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	350,000	356,808
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	645,000	568,548
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	4,385,000	4,167,899
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)	1,500,000	1,588,050
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	1,000,000	1,016,060
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	2,765,666
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	960,000	786,403
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	2,000,000	787,080
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,000,000	3,048,870
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.375%, 2030	1,360,000	1,373,505
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	685,000	729,409
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	400,000	412,672
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,650,602
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,367,235
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	500,000	509,770
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	2,715,000	2,179,358
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	750,000	856,950
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,547,890

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	$3,440,000	$3,693,150
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,305,000	5,768,975
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	3,955,000	4,063,209
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	500,000	500,295
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	195,000	191,903
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,255,288
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	1,000,000	999,880
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5.625%, 2032	475,000	489,706
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	1,990,000	1,841,765
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2019	3,095,000	3,245,603
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	2,465,000	2,589,039
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2017	845,000	866,759
Wisconsin Health & Educational Facilities Authority Rev. (Agnesian Healthcare, Inc.), 6%, 2021	650,000	660,855
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,870,588
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “B”, 5.125%, 2027 (b)	3,945,000	4,067,808
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,818,749
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	900,000	978,039
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.75%, 2012 (c)	3,000,000	3,362,460
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 6.25%, 2012 (c)	1,000,000	1,132,460
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	4,155,000	3,811,008
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,240,415

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	$290,000	$283,246

		$352,354,291
Healthcare Revenue - Long Term Care - 0.7%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	$1,635,000	$1,226,070
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,001,616
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	305,000	333,072
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	195,000	202,843
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	890,000	916,175
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	270,000	321,276
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	105,000	124,941
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	420,285
Hawaii Department of Budget & Finance, Special Purpose Senior Living Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,180,652
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	770,000	641,510
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	440,000	509,247
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	977,665
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	810,000	809,951
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	385,000	345,122
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	431,178
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,434,244

		$10,875,847
Human Services - 0.1%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	$120,000	$120,000

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - continued
Nassau County, NY, Industrial Development Civic (Special Needs Facilities), 6.1%, 2012	$95,000	$91,736
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	995,970

		$1,207,706
Industrial Revenue - Airlines - 0.6%
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	$740,000	$504,776
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	720,000	552,766
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	506,004
Los Angeles, CA, Regional Airport Lease Rev. (American Airlines, Inc.), “C”, 7%, 2012	300,000	299,877
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	1,435,000	1,434,010
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,500,000	1,356,150
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	2,865,000	2,913,189
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,000,000	2,045,740

		$9,612,512
Industrial Revenue - Chemicals - 0.9%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), 5.7%, 2033 (b)	$4,500,000	$4,651,560
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	885,000	826,563
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,574,192
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	4,870,000	5,205,056
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,000,000	930,810

		$13,188,181
Industrial Revenue - Environmental Services - 0.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$983,697
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,750,000	1,752,835

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	$1,665,000	$1,647,667
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	2,500,000	2,669,825
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	500,000	528,830
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,081,657
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,059,883
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (b)	150,000	150,993
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	286,908
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	1,250,000	1,232,313
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	665,000	636,904

		$14,031,512
Industrial Revenue - Metals - 0.0%
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)	$3,000,000	$300

Industrial Revenue - Other - 2.1%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	$1,000,000	$825,030
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	320,000	139,830
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	500,000	450,205
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	500,000	499,965
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	4,360,000	4,466,253
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	11,545,000	11,808,688
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	1,300,000	1,303,835
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	400,000	413,528

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Other - continued
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	$550,000	$567,848
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	950,000	969,333
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	670,000	672,325
St. John the Baptist Parish, LA (Marathon Oil Corp.), “A”, 5.125%, 2037	3,955,000	3,783,037
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	6,125,000	6,172,530

		$32,072,407
Industrial Revenue - Paper - 0.9%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$1,760,000	$1,575,182
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	2,400,000	2,715,024
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp.), 6.5%, 2031	1,125,000	1,145,678
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	2,180,000	1,635,000
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,422,660
Mobile, AL, Industrial Development Board Improvement Rev. (International Paper Co.), “B”, 6.45%, 2019	2,000,000	2,021,680
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	1,676,757
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	1,250,000	1,279,763
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	550,000	13,750

		$13,485,494
Miscellaneous Revenue - Entertainment & Tourism - 0.4%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$233,199	$700
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	585,000	666,608
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	440,000	495,735
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	1,750,000	1,973,930

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	$2,850,000	$2,814,090
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	556,067

		$6,507,130
Miscellaneous Revenue - Other - 1.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	$300,000	$322,218
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	400,000	430,120
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	845,000	819,701
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,305,343
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,050,616
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,007,892
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	520,000	423,909
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	4,180,000	4,464,992
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,569,620
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	50,000	36,418

		$15,430,829
Multi-Family Housing Revenue - 0.6%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$545,000	$528,045
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	1,270,000	1,223,023
Eden Prairie, MN, Multi-Family Rev. (Coll-Rolling Hills), “A”, GNMA, 6%, 2021	200,000	215,132
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,375,000	1,406,199
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,200,564
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,642,440
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	305,000	300,065

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	$2,085,000	$2,089,253

		$8,604,721
Sales & Excise Tax Revenue - 2.9%
Austin, TX, Town Community Events Center Venue, FGIC, 6%, 2009 (c)	$1,015,000	$1,021,070
Central, WA, Puget Sound Regional Transportation Authority, “A”, 5%, 2036	10,000,000	10,598,800
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	5,995,100
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	2,795,000	3,437,962
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-2”, 0%, 2028	6,930,000	2,912,818
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	4,000,000	4,143,080
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	4,580,000	5,324,387
Metropolitan Pier & Expo, IL, McCormick Place Expansion, NATL, 5.25%, 2042	3,340,000	3,441,336
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	6,745,000	7,219,983
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	2,225,000	806,896

		$44,901,432
Single Family Housing - Local - 2.2%
Adams County, CO, Single Family Mortgage Rev., ETM, 8.875%, 2011 (c)	$2,510,000	$2,883,839
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	101,000	111,129
Calcasieu Parish, LA, Public Trust Authority, Single Family Mortgage Rev., “A”, GNMA, 6.05%, 2032	1,765,000	1,806,301
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	25,000	26,646
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2043	2,175,000	2,229,288
Chicago, IL, Single Family Mortgage Rev., “B”, GNMA, 6%, 2033	365,000	375,118
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7.05%, 2030	15,000	15,232
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 7%, 2032	70,000	72,220
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	1,475,000	1,524,988
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	3,100,000	3,199,510
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	185,000	59,631

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	$70,000	$70,502
Escambia County, FL, Single Family Mortgage Rev., GNMA, 6.95%, 2024	125,000	131,901
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	460,000	485,019
Jefferson Parish, LA, Single Family Mortgage Rev., “D-1”, GNMA, 7.5%, 2026	50,000	52,582
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	60,000	62,675
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	530,000	535,857
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	185,000	183,921
Nortex Housing Financing Corp., TX, Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	2,925,000	2,935,881
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	2,095,000	2,109,393
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,420,000	1,470,169
Pima County, AZ, Industrial Development Authority Rev., “B-1”, GNMA, 7.05%, 2030	240,000	257,777
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	455,000	464,537
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	710,000	722,901
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	300,000	319,365
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	2,345,000	2,318,150
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.45%, 2038	3,450,000	3,554,018
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	280,000	286,930
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	700,000	711,382
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	1,255,000	1,267,613
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	315,000	332,423
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	820,000	841,402

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	$1,815,000	$1,870,085
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	490,000	511,060
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “B-2”, GNMA, 6.45%, 2033	720,000	760,925

		$34,560,370
Single Family Housing - State - 1.6%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$3,775,000	$3,705,087
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	3,355,000	1,892,589
California Housing Finance Agency Rev., Home Mortgage, NATL, 0%, 2028	2,250,000	752,175
Colorado Housing & Finance Authority Rev., 6.05%, 2016	100,000	103,224
Colorado Housing & Finance Authority Rev., 7.45%, 2016	110,000	113,964
Colorado Housing & Finance Authority Rev., 6.875%, 2028	20,000	20,335
Colorado Housing & Finance Authority Rev., 6.8%, 2030	145,000	146,398
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	65,000	65,798
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2025	24,000	24,017
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	70,000	73,737
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	480,000	505,507
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	445,000	472,661
Colorado Housing & Finance Authority Rev., “C-3”, 6.75%, 2021	115,000	120,249
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	50,000	53,117
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	70,000	72,598
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	150,000	155,358
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	1,540,000	1,606,051
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5%, 2028	1,035,000	1,067,375
Iowa Finance Authority Single Family Mortgage Rev. (Mortgage Backed Securities), “A”, GNMA, 5.3%, 2033	725,000	751,194
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.375%, 2033	405,000	425,845
Louisiana Housing Finance Agency, Single Family Mortgage Rev., “B-2”, GNMA, 7.55%, 2031	75,000	77,165
Mississippi Home Corp., Single Family Rev., “A”, GNMA, 6.1%, 2034	1,465,000	1,488,044

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031	$65,000	$67,185
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	105,000	106,025
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	255,000	261,594
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034	245,000	256,762
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.7%, 2030	480,000	483,091
New Hampshire Housing Finance Authority Rev., 6.85%, 2030	415,000	437,493
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	240,000	241,884
New Hampshire Housing Finance Authority Rev., “B”, 6.3%, 2031	210,000	212,043
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	330,000	342,877
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030	175,000	188,571
New Mexico Mortgage Finance Authority Rev., GNMA, 6.8%, 2031	305,000	312,634
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032	895,000	924,517
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	1,390,000	1,410,252
New Mexico Mortgage Finance Authority Rev., “B-2”, GNMA, 6.35%, 2033	435,000	445,162
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	1,725,000	1,769,712
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage Backed, “C”, GNMA, 5.9%, 2035	705,000	710,887
Oklahoma Housing Finance Agency Rev., 6.8%, 2016	5,000	5,021
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	1,730,000	1,804,200
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	520,000	530,800
Washington Housing Finance Commission Rev., Single Family Housing, GNMA, 5%, 2023	290,000	286,259

		$24,489,457
Solid Waste Revenue - 0.4%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,750,000	$1,751,890
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015	760,000	744,473
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	2,100,000	2,134,167

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - continued
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	$1,000,000	$918,410

		$5,548,940
State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$600,000	$552,888
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	1,200,000	1,057,836
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,167,340

		$2,778,064
State & Local Agencies - 7.4%
Alabama Building Renovation Authority, AMBAC, 6%, 2015	$1,610,000	$1,645,533
Alabama Building Renovation Authority, AMBAC, 6%, 2016	1,705,000	1,742,186
Alabama Public School & College, Capital Improvement, “D”, 6%, 2015	2,850,000	2,902,925
Allen County, IN (Jail Building Corp.), First Mortgage, 5.75%, 2011 (c)	2,750,000	2,985,125
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,900,000	2,117,474
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,600,000	8,469,896
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.1%, 2018	250,000	250,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	7,000,000	5,036,080
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 9.833%, 2018 (p)	900,000	1,106,028
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)	1,000,000	1,048,570
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,461,265
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,415,000	3,109,153
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, AMBAC, 0% to 2010, 4.6% to 2023	995,000	857,859
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	960,940
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	7,135,000	6,791,735
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,260,000	5,857,419
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	5,000,000	5,701,050
New York Dormitory Authority Rev. (City University), 5.75%, 2013	5,000,000	5,369,100

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	$5,195,000	$5,409,242
Palm Springs, CA, Finance Lease Rev. (Convention Center), “A”, NATL, 5.5%, 2035	7,000,000	7,064,960
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	23,610,000	27,417,821
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,084,546
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	10,000,000	10,040,500
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,623,660
West Valley City, Utah Municipal Building Lease Rev., “A”, AMBAC, 5.5%, 2012 (c)	2,000,000	2,248,020

		$113,301,087
Student Loan Revenue - 0.8%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$635,759
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016	3,175,000	3,249,517
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017	3,500,000	3,582,285
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	4,325,000	4,716,456
Massachusetts Educational Financing Authority, Refunding Issue G, “A”, NATL, 6.1%, 2018	405,000	409,350

		$12,593,367
Tax - Other - 0.3%
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011	$2,810,000	$2,949,376
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	2,017,780

		$4,967,156
Tax Assessment - 1.0%
Baltimore, MD, Special Obligation, “A”, 7%, 2038	$1,285,000	$1,215,173
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	925,000	713,934
Fishhawk Community Development District, FL, 5.125%, 2009	135,000	121,512
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	2,800,000	2,076,872
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	35,000	34,169
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	895,000	657,673
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037 (a)	1,795,000	993,927

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013 (a)	$815,000	$589,897
Katy, TX, Development Authority Rev., “B”, 6%, 2018	1,200,000	1,086,756
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	105,000	63,104
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	50,000	39,501
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,270,000	836,778
Main Street Community Development District, FL, “A”, 6.8%, 2038	585,000	439,856
Main Street Community Development District, FL, “B”, 6.9%, 2017	1,210,000	1,058,072
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,204,440
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,128,200
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	170,000	152,186
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	760,000	621,467
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	660,000	487,146
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	155,000	101,610
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	120,000	81,701

		$15,703,974
Tobacco - 3.0%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2013 (c)	$2,040,000	$2,234,106
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	2,535,000	2,388,122
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	3,315,000	3,167,416
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,000,000	2,433,600
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	5,990,000	5,334,754
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	7,135,000	4,983,726
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,050,000	1,058,442
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,355,000	2,625,754

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	$1,580,000	$151,159
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,816,848
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	1,650,000	1,653,465
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,585,000	2,485,219
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	4,195,000	3,443,466
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	2,255,000	2,453,846
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,425,000	2,587,451
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	4,405,000	455,081
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2041	3,600,000	239,292
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	2,000,000	2,159,320
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	3,460,000	2,631,987
Washington Tobacco Settlement Authority, 6.5%, 2026	195,000	197,438

		$45,500,492
Toll Roads - 1.4%
E-470 Public Highway Authority Rev., CO, Capital Appreciation “B”, NATL, 0%, 2010 (c)	$5,000,000	$3,250,400
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	7,905,000	9,033,755
Northwest Parkway Public Highway Authority Rev., CO, “C”, ETM, FSA, 0%, 2016	1,000,000	1,064,800
Pennsylvania Turnpike Commission Rev., Capital Appreciation, “C”, FSA, 0%, 2033	10,965,000	8,435,046

		$21,784,001
Transportation - Special Tax - 2.1%
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	$2,000,000	$2,446,000
Metropolitan, NY, Transportation Authority Rev., AMBAC, 5%, 2030	5,000,000	5,139,950
Metropolitan, NY, Transportation Authority Rev., “A”, FSA, 5%, 2030	2,750,000	2,837,698
Metropolitan, NY, Transportation Authority Rev., ETM, 5.75%, 2013 (c)	4,395,000	4,647,625
New Jersey Transportation Trust Fund Authority Rev., FSA, 5.5%, 2011 (u)	15,000,000	16,372,050

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - continued
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, AMBAC, 5.25%, 2018	$180,000	$180,274
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,163,133

		$32,786,730
Universities - Colleges - 10.8%
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,627,750
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,714,830
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University) “A”, 5.9%, 2028	1,195,000	1,180,194
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,672,008
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,123,370
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	2,415,000	1,961,922
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032	400,000	311,864
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,625,216
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,620,000	1,259,777
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	5,052,422
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,925,000	3,988,193
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,836,765
California State University Rev., “A”, AMBAC, 5%, 2026	6,795,000	7,186,868
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	203,602
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	217,330
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	2,400,000	2,434,056
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 2025	490,000	513,917
District of Columbia Rev. (Georgetown University), BHAC, 0% to 2018, 5% to 2040	11,570,000	6,983,883
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,185,000	2,558,111

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Grand Valley, MI, State University Rev., 5.5%, 2027	$985,000	$1,076,093
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	524,659
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	2,200,000	2,327,556
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	1,650,000	1,954,194
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,428,007
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	2,790,000	2,402,330
Los Angeles, CA, Community College, “B”, FSA, 5%, 2027	5,000,000	5,253,100
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	1,930,000	1,777,105
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	1,745,000	1,561,775
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	505,856
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	591,788
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,205,000	1,238,415
Massachusetts Development Finance Agency Rev. (Boston University), SYNCORA, 6%, 2059	6,225,000	7,168,150
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	450,000	461,286
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	3,750,000	3,828,713
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	402,326
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	2,245,000	2,363,671
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,640,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,289,272
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	875,000	929,889
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	3,465,000	2,980,940
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	4,786,201
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	8,000,000	8,595,120

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	$200,000	$211,684
Northern Illinois University Rev., Auxiliary Facilities Systems, AMBAC, 5.875%, 2018	90,000	90,025
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), 5.5%, 2034	2,420,000	2,322,377
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	1,210,000	1,160,366
Rhode Island, Health & Educational Building Corp. (Rhode Island School of Design), “D”, SYNCORA, 5.5%, 2035	9,140,000	9,413,926
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2014	440,000	459,642
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	930,000	876,497
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,361,400
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,188,884
University of California, “A”, NATL, 4.5%, 2037	8,545,000	8,256,606
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,123,194
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	2,030,000	2,221,876
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	669,121
Upland, IN, Economic Development Rev. (Taylor University), 6%, 2018	435,000	434,674
Upland, IN, Economic Development Rev. (Taylor University), 6.25%, 2023	520,000	514,259
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,802,740

		$166,645,795
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,025,000	$746,087
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,650,267
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	1,000,000	916,630
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	1,035,000	1,053,516

		$4,366,500

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 0.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$500,000	$572,415
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,810,971
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,735,028
District of Columbia Rev. (Gonzaga College High School), FSA, 5.25%, 2032	3,015,000	3,022,266
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	100,000	49,274
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	400,000	389,464

		$10,579,418
Utilities - Investor Owned - 3.8%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.), 5.875%, 2033	$1,000,000	$996,780
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	1,265,000	1,084,092
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	2,460,000	1,399,076
Brazos River Authority, TX, Project Rev. (Centerpoint Energy), “C”, AMBAC, 5.125%, 2019	3,965,000	3,975,388
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	1,600,000	1,653,360
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	1,840,000	1,953,289
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), 6.375%, 2022	1,000,000	1,003,140
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	565,000	565,898
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 5.8%, 2022	500,000	500,205
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	4,880,000	4,882,001
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	3,979,125
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	4,000,000	3,946,640
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,958,891

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$1,455,000	$1,692,645
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	738,367
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,238,150
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	750,000	678,360
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	723,198
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	985,000	1,088,198
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	1,970,000	2,122,852
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2016	4,000,000	4,002,920
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut Light & Power), 5.9%, 2018	1,000,000	1,019,070
Owen County, KY, Waterworks System Rev. (American Water Capital Corp.), “B”, 5.625%, 2039	1,670,000	1,721,703
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	4,946,171
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	2,185,000	2,123,449
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	1,500,000	1,285,485
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC) “A”, 5.5%, 2022 (b)	500,000	428,495
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	4,025,000	4,287,631
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	905,000	908,285

		$57,902,864
Utilities - Municipal Owned - 7.0%
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011	$1,500,000	$1,632,510
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012	2,500,000	2,796,925
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	174,479
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,307,520

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	$8,000,000	$9,297,280
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	7,350,000	8,685,716
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	439,270
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,672,476
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	26,955,000	26,959,852
Mercer County, ND, Pollution Control Rev. (Antelope Valley Station), AMBAC, 7.2%, 2013	3,685,000	4,014,881
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,655,445
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	2,250,000	2,304,810
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, BHAC, 5.25%, 2019 (u)	10,000,000	10,791,800
Northern California Transmission Agency, NATL, 7%, 2013	4,000,000	4,342,560
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	4,889,323
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	8,500,000	8,729,840
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,517,120
Wyoming Municipal Power Agency, Power Supply, “A”, 5%, 2036	1,000,000	1,016,950

		$107,228,757
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$724,912
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,065,825
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	1,735,000	1,837,244
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5%, 2022	1,000,000	1,023,260
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	845,000	833,981
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,695,995
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	1,685,000	1,880,477
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,348,186
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	7,790,000	7,245,479
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,631,574
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,523,085
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,672,676
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,384,881
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,205,830

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	$4,390,000	$4,331,701
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	1,350,000	1,309,149

		$37,714,255
Water & Sewer Utility Revenue - 5.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,023,649
California Department of Water Resources Center (Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,405,962
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,580,000	3,732,794
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,290,000	1,339,588
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	3,835,000	4,930,084
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,170,000	1,215,373
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)	1,055,000	1,095,913
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	910,000	979,024
Los Angeles County, CA, Sanitation Districts Financing Authority Rev., AMBAC, 4.5%, 2038	7,840,000	7,334,242
Massachusetts Water Pollution Abatement, 5.25%, 2028	5,985,000	7,429,181
Massachusetts Water Resources Authority, “B”, FSA, 5.25%, 2029	4,215,000	5,100,108
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,965,000	7,409,425
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	576,857
New York, NY, Municipal Water & Sewer Finance Authority Rev., AMBAC, 5%, 2039	2,000,000	2,097,720
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	4,000,000	4,132,520
San Luis Obispo County, CA, Financing Authority Rev. (Nacimiento Water Project), “A”, BHAC, 5%, 2032	3,405,000	3,586,521
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,175,000	1,232,293

		$81,621,254
Total Municipal Bonds (Identified Cost, $1,461,948,382)		$1,553,831,002

Floating Rate Demand Notes - 0.3%
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 0.5%, due 10/01/09	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.14%, due 10/01/09	4,800,000	4,800,000
Total Floating Rate Demand Notes, at Identified Cost and Value		$4,900,000

36

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 0.8%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	11,794,824	$11,794,824
Total Investments (Identified Cost, $1,478,643,206)		$1,570,525,826

Other Assets, Less Liabilities - (2.3)%		(35,213,264)
Net Assets - 100.0%		$1,535,312,562

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security-in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,783,685 representing 0.2% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,642,440
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

37

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.	RITES	Residual Interest Tax-Exempt Security
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	366	$44,423,250	Dec-09	$(247,148)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

38

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,466,848,382)	$1,558,731,002
Underlying funds, at cost and value	11,794,824
Total investments, at value (identified cost, $1,478,643,206)	$1,570,525,826
Receivables for
Daily variation margin on open futures contracts	91,500
Investments sold	670,000
Fund shares sold	4,395,349
Interest and dividends	22,930,218
Receivable from investment adviser	54,452
Other assets	2,194
Total assets	$1,598,669,539
Liabilities
Payables for
Distributions	$2,087,298
Investments purchased	6,691,952
Fund shares reacquired	1,582,591
Payable to the holder of the floating rate certificate from trust assets	52,358,912
Payable for interest expense and fees	369,860
Payable to affiliates
Investment adviser	33,112
Shareholder servicing costs	98,314
Distribution and service fees	16,556
Administrative services fee	1,513
Payable for independent Trustees’ compensation	62,939
Accrued expenses and other liabilities	53,930
Total liabilities	$63,356,977
Net assets	$1,535,312,562
Net assets consist of
Paid-in capital	$1,450,466,201
Unrealized appreciation (depreciation) on investments	91,635,472
Accumulated net realized gain (loss) on investments	(7,520,610)
Undistributed net investment income	731,499
Net assets	$1,535,312,562
Shares of beneficial interest outstanding	181,561,989

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$569,197,939	67,350,256	$8.45
Class B	23,242,200	2,745,976	8.46
Class C	118,057,903	13,917,862	8.48
Class A1	808,549,006	95,625,790	8.46
Class B1	16,265,514	1,922,105	8.46

On sales of $50,000 or more, the offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and A1, for which the maximum offering prices per share were $8.87 and $8.88, respectively.

See Notes to Financial Statements

39

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$39,269,278
Dividends from underlying funds	11,433
Total investment income		$39,280,711
Expenses
Management fee	$2,780,708
Distribution and service fees	1,269,598
Shareholder servicing costs	527,866
Administrative services fee	133,271
Independent Trustees’ compensation	29,469
Custodian fee	94,540
Shareholder communications	32,605
Auditing fees	23,919
Legal fees	27,833
Interest expense and fees	230,368
Miscellaneous	149,801
Total expenses		$5,299,978
Fees paid indirectly	(17,642)
Reduction of expenses by investment adviser and distributor	(331,574)
Net expenses		$4,950,762
Net investment income		$34,329,949
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,997,219
Futures contracts	301,383
Net realized gain (loss) on investments		$2,298,602
Change in unrealized appreciation (depreciation)
Investments	$136,265,136
Futures contracts	295,071
Net unrealized gain (loss) on investments		$136,560,207
Net realized and unrealized gain (loss) on investments		$138,858,809
Change in net assets from operations		$173,188,758

See Notes to Financial Statements

40

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/09 (unaudited)	Year ended 3/31/09
From operations
Net investment income	$34,329,949	$61,635,539
Net realized gain (loss) on investments	2,298,602	(9,642,201)
Net unrealized gain (loss) on investments	136,560,207	(69,225,342)
Change in net assets from operations	$173,188,758	$(17,232,004)
Distributions declared to shareholders
From net investment income	$(34,880,515)	$(62,273,039)
From net realized gain on investments	—	(5,306,986)
Total distributions declared to shareholders	$(34,880,515)	$(67,580,025)
Change in net assets from fund share transactions	$113,643,788	$132,468,632
Total change in net assets	$251,952,031	$47,656,603
Net assets
At beginning of period	1,283,360,531	1,235,703,928
At end of period (including undistributed net investment income of $731,499 and $1,282,065, respectively)	$1,535,312,562	$1,283,360,531

See Notes to Financial Statements

41

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
Class A			2009	2008	2007		2006	2005

Net asset value, beginning of period	$7.66		$8.21	$8.55	$8.53		$8.58	$8.70
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.38	$0.42	$ 0.42	(z)	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	0.80		(0.51)	(0.35)	0.00	(w)(z)	(0.06)	(0.13)
Total from investment operations	$0.99		$(0.13)	$0.07	$0.42		$0.35	$0.29
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.39)	$(0.40)	$(0.40)		$(0.40)	$(0.41)
From net realized gain on investments	—		(0.03)	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.41)	$(0.40)		$(0.40)	$(0.41)
Net asset value, end of period	$8.45		$7.66	$8.21	$8.55		$8.53	$8.58
Total return (%) (r)(s)(t)	13.06	(n)	(1.53)	0.81	5.00		4.18	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.92	1.05	1.19		1.17	1.04
Expenses after expense reductions (f)	0.78	(a)	0.74	0.80	0.94		0.92	0.79
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.75	(a)	0.67	0.70	0.79		0.81	0.79
Net investment income	4.85	(a)	4.88	4.99	4.91	(z)	4.71	4.90
Portfolio turnover	8		25	32	10		9	8
Net assets at end of period (000 omitted)	$569,198		$420,234	$279,614	$248,226		$240,212	$241,850

See Notes to Financial Statements

42

Financial Highlights – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
Class B			2009	2008	2007		2006	2005

Net asset value, beginning of period	$7.68		$8.22	$8.57	$8.54		$8.59	$8.72
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.36	$0.36	(z)	$0.34	$0.36
Net realized and unrealized gain (loss) on investments	0.79		(0.51)	(0.36)	0.00	(w)(z)	(0.05)	(0.14)
Total from investment operations	$0.95		$(0.18)	$0.00 (w)	$0.36		$0.29	$0.22
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.34)	$(0.33)		$(0.34)	$(0.35)
From net realized gain on investments	—		(0.03)	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(0.35)	$(0.33)		$(0.34)	$(0.35)
Net asset value, end of period	$8.46		$7.68	$8.22	$8.57		$8.54	$8.59
Total return (%) (r)(s)(t)	12.49	(n)	(2.13)	(0.06)	4.34		3.40	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.68	1.80	1.95		1.92	1.79
Expenses after expense reductions (f)	1.53	(a)	1.49	1.55	1.70		1.67	1.54
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	(a)	1.42	1.45	1.55		1.56	1.54
Net investment income	4.11	(a)	4.12	4.24	4.16	(z)	3.96	4.15
Portfolio turnover	8		25	32	10		9	8
Net assets at end of period (000 omitted)	$23,242		$20,978	$22,372	$26,919		$36,752	$43,930

See Notes to Financial Statements

43

Financial Highlights – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
Class C			2009	2008	2007		2006	2005

Net asset value, beginning of period	$7.69		$8.24	$8.59	$8.56		$8.61	$8.73
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.35	$0.36	(z)	$0.35	$0.36
Net realized and unrealized gain (loss) on investments	0.80		(0.51)	(0.35)	0.01	(z)	(0.06)	(0.13)
Total from investment operations	$0.96		$(0.19)	$0.00 (w)	$0.37		$0.29	$0.23
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.34)	$(0.34)		$(0.34)	$(0.35)
From net realized gain on investments	—		(0.03)	(0.01)	—		—	—
Total distributions declared to shareholders	$(0.17)		$(0.36)	$(0.35)	$(0.34)		$(0.34)	$(0.35)
Net asset value, end of period	$8.48		$7.69	$8.24	$8.59		$8.56	$8.61
Total return (%) (r)(s)(t)	12.61	(n)	(2.25)	(0.05)	4.34		3.41	2.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.67	1.80	1.94		1.92	1.79
Expenses after expense reductions (f)	1.53	(a)	1.48	1.55	1.69		1.67	1.54
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.50	(a)	1.41	1.45	1.54		1.56	1.54
Net investment income	4.07	(a)	4.10	4.23	4.16	(z)	4.09	4.15
Portfolio turnover	8		25	32	10		9	8
Net assets at end of period (000 omitted)	$118,058		$77,937	$42,759	$35,070		$34,618	$33,911

See Notes to Financial Statements

44

Financial Highlights – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
Class A1			2009	2008 (i)

Net asset value, beginning of period	$7.67		$8.21	$8.39
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.40	$0.34
Net realized and unrealized gain (loss) on investments	0.79		(0.50)	(0.18	)(g)
Total from investment operations	$1.00		$(0.10)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.41)	$(0.33)
From net realized gain on investments	—		(0.03)	(0.01)
Total distributions declared to shareholders	$(0.21)		$(0.44)	$(0.34)
Net asset value, end of period	$8.46		$7.67	$8.21
Total return (%) (r)(s)(t)	13.18	(n)	(1.15)	1.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.58	(a)	0.68	0.79	(a)
Expenses after expense reductions (f)	0.53	(a)	0.49	0.54	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.50	(a)	0.42	0.44	(a)
Net investment income	5.13	(a)	5.13	5.26	(a)
Portfolio turnover	8		25	32
Net assets at end of period (000 omitted)	$808,549		$746,020	$864,341

See Notes to Financial Statements

45

Financial Highlights – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
Class B1			2009	2008 (i)

Net asset value, beginning of period	$7.67		$8.22	$8.40
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.29
Net realized and unrealized gain (loss) on investments	0.80		(0.52)	(0.18	)(g)
Total from investment operations	$0.97		$(0.17)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.35)	$(0.28)
From net realized gain on investments	—		(0.03)	(0.01)
Total distributions declared to shareholders	$(0.18)		$(0.38)	$(0.29)
Net asset value, end of period	$8.46		$7.67	$8.22
Total return (%) (r)(s)(t)	12.77	(n)	(2.02)	1.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.44	1.55	(a)
Expenses after expense reductions (f)	1.29	(a)	1.24	1.30	(a)
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.26	(a)	1.17	1.21	(a)
Net investment income	4.38	(a)	4.36	4.50	(a)
Portfolio turnover	8		25	32
Net assets at end of period (000 omitted)	$16,266		$18,190	$26,618

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, June 25, 2007 (Classes A1 and B1) through the stated period end.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31, 2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class A, Class B, and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of the class.

See Notes to Financial Statements

46

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of the fund’s Statement of Assets and Liabilities through November 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for

47

Notes to Financial Statements (unaudited) – continued

a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund complies with FASB Accounting Standard Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a single

48

Notes to Financial Statements (unaudited) – continued

definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,553,831,002	$—	$1,553,831,002
Short Term Securities	—	4,900,000	—	4,900,000
Mutual Funds	11,794,824	—	—	11,794,824
Total Investments	$11,794,824	$1,558,731,002	$—	$1,570,525,826

Other Financial Instruments
Futures	$(247,148)	$—	$—	$(247,148)
For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the fund’s use of and accounting

49

Notes to Financial Statements (unaudited) – continued

for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

ASC 815 also requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing ASC 815’s credit derivative disclosure provisions as the fund did not hold any credit derivatives for which it was the seller of protection at period end.

As defined under ASC 815, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

50

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at September 30, 2009:

		Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts not Accounted for as Hedging Instruments Under ASC 815	Interest Rate Futures	Unrealized depreciation on investments	$(247,148	)(a)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended September 30, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$301,383

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended September 30, 2009 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$295,071

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a

51

Notes to Financial Statements (unaudited) – continued

termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse

52

Notes to Financial Statements (unaudited) – continued

floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At September 30, 2009, the fund’s payable to the holder of the floating rate certificate from trust assets was $52,358,912 and the interest rate on these floating rate certificates issued by the trust was 1.04%. For the six months ended September 30, 2009, the average daily payable to the holder of the floating rate certificate from trust assets was $43,056,612 at a weighted average interest rate of 1.07%. Interest expense and fees relate to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2009, interest expense and fees in connection with self-deposited inverse floaters was $230,368. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

53

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax return for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

54

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

3/31/09
Ordinary income (including any short-term capital gains)	$321,955
Tax-exempt income	61,951,084
Long-term capital gain	5,306,986
$67,580,025

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/09
Cost of investments	$1,421,788,891
Gross appreciation	120,308,385
Gross depreciation	(23,930,362)
Net unrealized appreciation (depreciation)	$96,378,023

As of 3/31/09
Undistributed tax-exempt income	6,904,843
Post-October capital loss deferral	(12,680,696)
Other temporary differences	(5,622,777)
Net unrealized appreciation (depreciation)	(42,063,252)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase. The fund’s

55

Notes to Financial Statements (unaudited) – continued

distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$12,012,530	$16,567,350	$—	$1,527,122
Class B	457,608	884,245	—	88,206
Class C	2,018,899	2,444,944	—	261,836
Class A1	20,006,109	41,392,013	—	3,340,130
Class B1	385,369	984,487	—	89,692
Total	$34,880,515	$62,273,039	$—	$5,306,986

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce the management fee to 0.37% of the fund’s average daily net assets in excess of $1.3 billion up to $2.0 billion and 0.35% of average daily net assets in excess of $2.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. For the six months ended September 30, 2009, this waiver amounted to $13,165 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended September 30, 2009 was equivalent to an annual effective rate of 0.398% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments) such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2010. For the six months ended September 30, 2009, the reduction under this agreement amounted to $306,478 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $223,788 and $22,477 for the six months ended September 30, 2009, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

56

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$607,685
Class B	0.75%	0.25%	1.00%	1.00%	108,545
Class C	0.75%	0.25%	1.00%	1.00%	481,256
Class B1	0.75%	0.25%	1.00%	0.76%	72,112
Total Distribution and Service Fees					$1,269,598

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2009 based on each class’ average daily net assets. Effective August 1, 2009, the service fee attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee attributable to all other Class B1 shares has been waived by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $6,560 which is shown as a reduction of total expenses in the Statement of Operations. Prior to August 1, 2009, the service fee attributable to Class B1 shares within the first year of purchase was 0.25%. The service fee attributable to all other Class B1 shares was implemented, but not in effect.

Certain Class A and Class A1 shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A and Class A1 shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2009, were as follows:

Amount
Class A	$8,814
Class B	4,947
Class C	12,088
Class A1	250
Class B1	2,379

57

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2009, the fee was $312,413, which equated to 0.0449% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $215,453.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended September 30, 2009 was equivalent to an annual effective rate of 0.0192% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense of $3,995 and is included in independent Trustees’ compensation for the six months ended September 30, 2009. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $62,831 at September 30, 2009, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for

58

Notes to Financial Statements (unaudited) – continued

the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $6,534 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,371, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $234,002,371 and $104,893,578, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,845,364	$134,545,759	30,477,062	$235,731,134
Class B	489,281	3,920,607	1,065,817	8,298,997
Class C	4,315,822	34,578,948	6,261,269	49,133,686
Class A1	527,008	4,294,927	1,231,564	9,680,409
Class B1	1,094	10,332	17,477	137,069
	22,178,569	$177,350,573	39,053,189	$302,981,295

59

Notes to Financial Statements (unaudited) – continued

	Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,147,120	$9,164,530	1,503,637	$11,656,804
Class B	41,522	331,675	75,052	584,808
Class C	166,155	1,333,644	202,270	1,573,379
Class A1	1,867,472	14,895,616	3,692,773	28,797,296
Class B1	36,378	289,957	82,684	645,544
	3,258,647	$26,015,422	5,556,416	$43,257,831
Shares reacquired
Class A	(5,481,665)	$(43,666,112)	(11,196,340)	$(85,679,727)
Class B	(518,053)	(4,146,704)	(1,128,487)	(8,849,702)
Class C	(695,577)	(5,568,546)	(1,518,837)	(11,683,777)
Class A1	(4,084,159)	(32,458,600)	(12,850,834)	(99,993,853)
Class B1	(486,085)	(3,882,245)	(967,683)	(7,563,435)
	(11,265,539)	$(89,722,207)	(27,662,181)	$(213,770,494)
Net change
Class A	12,510,819	$100,044,177	20,784,359	$161,708,211
Class B	12,750	105,578	12,382	34,103
Class C	3,786,400	30,344,046	4,944,702	39,023,288
Class A1	(1,689,679)	(13,268,057)	(7,926,497)	(61,516,148)
Class B1	(448,613)	(3,581,956)	(867,522)	(6,780,822)
	14,171,677	$113,643,788	16,947,424	$132,468,632

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2009, the fund’s commitment fee and interest expense were $11,904 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

60

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,180	115,379,613	(103,639,969)	11,794,824

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,433	$11,794,824

61

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

62

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

63

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce its advisory fee on average daily net assets over $1.3 billion and $2 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

64

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

65

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

66

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS INVESTMENT MANAGEMENT

9/30/09 Semiannual report

MFS® Municipal Series Trust

For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® Municipal Series Trust

Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

November 16, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS® Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	19.1%
Universities – Colleges	16.5%
Healthcare Revenue – Hospitals	15.4%
General Obligations – Schools	8.6%
State & Local Agencies	8.1%

Credit quality of bonds (r)
AAA	8.1%
AA	45.6%
A	17.0%
BBB	12.3%
BB	6.2%
B	0.4%
Not Rated	10.4%

Portfolio facts
Average Duration (d)(i)	9.3
Average Effective Maturity (i)(m)	18.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.9%
Healthcare Revenue – Hospitals	12.2%
Water & Sewer Utility Revenue	11.7%
General Obligations – General Purpose	7.9%
General Obligations – Schools	7.7%

Credit quality of bonds (r)
AAA	15.0%
AA	41.9%
A	18.1%
BBB	21.8%
BB	0.4%
B	0.2%
CCC	0.4%
Not Rated	2.2%

Portfolio facts
Average Duration (d)(i)	8.8
Average Effective Maturity (i)(m)	16.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	15.7%
General Obligations – Schools	15.1%
State & Local Agencies	12.2%
Water & Sewer Utility Revenue	8.8%
Universities – Colleges	8.7%

Credit quality of bonds (r)
AAA	3.8%
AA	33.7%
A	35.4%
BBB	22.2%
BB	1.2%
B	0.4%
C (o)	0.0%
Not Rated	3.3%

Portfolio facts
Average Duration (d)(i)	9.5
Average Effective Maturity (i)(m)	18.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS® Florida Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.9%
Water & Sewer Utility Revenue	16.7%
General Obligations – Schools	7.7%
Universities – Colleges	6.8%
Airport & Port Revenue	6.7%

Credit quality of bonds (r)
AAA	1.9%
AA	37.6%
A	24.1%
BBB	24.5%
BB	0.9%
B	0.4%
Not Rated	10.6%

Portfolio facts
Average Duration (d)(i)	8.4
Average Effective Maturity (i)(m)	16.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	21.9%
Water & Sewer Utility Revenue	19.6%
Healthcare Revenue – Hospitals	7.6%
State & Agency – Other	7.1%
Single Family Housing – State	5.7%

Credit quality of bonds (r)
AAA	9.1%
AA	47.4%
A	27.5%
BBB	11.5%
BB	0.9%
B	0.4%
Not Rated	3.2%

Portfolio facts
Average Duration (d)(i)	8.8
Average Effective Maturity (i)(m)	17.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.6%
Universities – Colleges	12.6%
General Obligations – General Purpose	10.4%
Water & Sewer Utility Revenue	7.3%
Multi-Family Housing Revenue	5.2%

Credit quality of bonds (r)
AAA	14.9%
AA	28.4%
A	25.5%
BBB	21.9%
BB	4.8%
B	0.2%
Not Rated	4.3%

Portfolio facts
Average Duration (d)(i)	8.6
Average Effective Maturity (i)(m)	16.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS® Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	16.7%
Healthcare Revenue – Hospitals	15.0%
General Obligations – General Purpose	11.0%
Sales & Excise Tax Revenue	8.7%
Multi-Family Housing Revenue	7.8%

Credit quality of bonds (r)
AAA	8.6%
AA	44.0%
A	27.6%
BBB	15.7%
BB	1.5%
B	0.2%
Not Rated	2.4%

Portfolio facts
Average Duration (d)(i)	8.9
Average Effective Maturity (i)(m)	16.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

4

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2009 through September 30, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.93%	$1,000.00	$1,110.89	$4.92
	Hypothetical (h)	0.93%	$1,000.00	$1,020.41	$4.71
B	Actual	1.68%	$1,000.00	$1,106.78	$8.87
	Hypothetical (h)	1.68%	$1,000.00	$1,016.65	$8.49

MFS® ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.74%	$1,000.00	$1,090.40	$3.88
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.50%	$1,000.00	$1,086.17	$7.84
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

Expense Tables – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.72%	$1,000.00	$1,137.31	$3.86
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
B	Actual	1.48%	$1,000.00	$1,133.04	$7.91
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
C	Actual	1.61%	$1,000.00	$1,133.87	$8.61
	Hypothetical (h)	1.61%	$1,000.00	$1,017.00	$8.14

MFS® FLORIDA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.82%	$1,000.00	$1,116.89	$4.35
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.60%	$1,000.00	$1,111.34	$8.47
	Hypothetical (h)	1.60%	$1,000.00	$1,017.05	$8.09

MFS® GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	1.00%	$1,000.00	$1,102.36	$5.27
	Hypothetical (h)	1.00%	$1,000.00	$1,020.05	$5.06
B	Actual	1.75%	$1,000.00	$1,098.97	$9.21
	Hypothetical (h)	1.75%	$1,000.00	$1,016.29	$8.85

MFS® MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.95%	$1,000.00	$1,116.44	$5.04
	Hypothetical (h)	0.95%	$1,000.00	$1,020.31	$4.81
B	Actual	1.70%	$1,000.00	$1,113.40	$9.01
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

6

Expense Tables – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.88%	$1,000.00	$1,117.03	$4.67
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,112.67	$8.63
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

7

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.3%
Alabama Port Authority Docks Facility, NATL, 5.25%, 2011 (c)	$1,000,000	$1,077,510

General Obligations - General Purpose - 6.5%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,122,680
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	669,279
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	175,624
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	309,520
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	265,882
Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025	1,030,000	1,102,090
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,045,110
Tuscaloosa, AL, “A”, 5.125%, 2039	750,000	793,785
		$5,483,970
General Obligations - Improvement - 4.3%
Birmingham, AL, “A”, 5.75%, 2017	$1,000,000	$1,034,960
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	883,619
Guam Government, “A”, 6.75%, 2029	50,000	54,591
Guam Government, “A”, 7%, 2039	60,000	65,734
Montgomery, AL, Warrants, NATL, 5.1%, 2021	1,005,000	1,039,853
Montgomery, AL, Warrants, SYNCORA, 5%, 2028	500,000	545,815
		$3,624,572
General Obligations - Schools - 8.5%
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020	$2,015,000	$2,063,561
Huntsville, AL, School Warrants “B”, 5%, 2029	500,000	552,510
Jefferson County, AL, School Warrants, FSA, 5.5%, 2020	1,750,000	1,521,310
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	935,246
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,068,860
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,008,750
		$7,150,237
Healthcare Revenue - Hospitals - 15.2%
Alabama Healthcare Authority Rev. (Baptist Health), “A”, 6%, 2036 (b)	$200,000	$209,006
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	750,000	769,357
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,503,645
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	785,115

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$500,000	$428,195
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	700,000	606,242
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	817,027
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,006,310
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	823,813
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	1,050,000	1,140,038
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	276,315
Lauderdale County & Florence, AL, Health Care Authority Rev., “A” (Coffee Health Group), NATL, 5.75%, 2014	1,000,000	1,000,230
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	263,108
Marshall County, AL, Health Care Authority Rev., “A”, 5.75%, 2032	1,065,000	1,068,632
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	451,205
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	518,695
Valley, AL, Special Care Facilities Financing Authority, “A” (Lanier Memorial Hospital), 5.65%, 2022	225,000	198,367
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	548,789
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	340,000	311,851
		$12,725,940
Industrial Revenue - Metals - 0.6%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2010 (c)	$500,000	$515,395

Industrial Revenue - Other - 0.5%
Fairfield, AL, Environment Improvement Rev. (USX Corp.), 5.4%, 2016	$400,000	$427,208

8

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 2.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$200,000	$178,998
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	575,790
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	750,000	656,963
Selma, AL, Industrial Development Board, “A” (International Paper Co.), 6.7%, 2018	500,000	506,870
		$1,918,621
Miscellaneous Revenue - Other - 0.5%
Birmingham, AL, Downtown Redevelopment Authority Rev. (Social Security Administrative Building), ETM, 12.5%, 2010 (c)	$380,000	$403,366

Multi-Family Housing Revenue - 2.3%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$930,000	$931,776
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., “K” (South Bay Apartments), FNMA, 5.875%, 2021	960,000	984,557
		$1,916,333
Sales & Excise Tax Revenue - 1.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$5,960,000	$377,626
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	400,000	413,968
		$791,594
Single Family Housing - State - 1.4%
Alabama Housing Finance Authority, Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	$35,000	$35,655
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	690,000	716,420
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “A-2”, GNMA, 5.4%, 2022	370,000	372,098
Alabama Housing Finance Authority, Single Family Mortgage Rev., Collateral Home Mortgage Bond Program II, “B”, 5.15%, 2019	35,000	35,629
		$1,159,802
State & Local Agencies - 8.1%
Alabama Building Renovation Authority, AMBAC, 6%, 2014	$1,515,000	$1,548,542
Alabama Incentives Financing Authority Special Obligations, “A”, 5%, 2029	1,000,000	1,064,240
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2017	1,000,000	1,019,450
Alabama Public School & College, Capital Improvement, “C”, 5.75%, 2018	1,035,000	1,055,131

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Leeds Public Educational Building Authority, Educational Facilities Rev., ASSD GTY, 5.125%, 2033	$500,000	$529,075
Mobile, AL, Public Educational Building Authority Rev., “A”, ASSD GTY, 5%, 2033	1,500,000	1,555,140
		$6,771,578
Tax - Other - 1.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$100,046
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	30,994
Virgin Islands Public Finance Authority, “A”, 5.5%, 2018	1,000,000	1,006,860
		$1,137,900
Universities - Colleges - 16.3%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,356,589
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5%, 2038	1,000,000	1,067,700
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,108,250
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,048,540
Auburn University, General Fee Rev., FSA, 5%, 2038 (f)	2,000,000	2,109,080
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,045,650
Troy University, Facilities Rev., “A”, ASSD GTY, 4.5%, 2028	1,000,000	1,013,730
University of Alabama, Birmingham Hospital Rev., “A”, NATL, 5%, 2041	1,650,000	1,644,902
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,029,230
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,042,720
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,068,060
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	159,902
		$13,694,353
Utilities - Investor Owned - 0.6%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$420,000	$464,003
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	70,000	75,431
		$539,434
Utilities - Municipal Owned - 6.6%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,051,030
Guam Power Authority Rev., AMBAC, 5%, 2018	3,500,000	3,433,010
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	150,393

9

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	$450,000	$513,522
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022	400,000	400,200
		$5,548,155
Utilities - Other - 1.6%
Foley, AL, Utilities Board Utilities Rev., FSA, 5%, 2025	$1,000,000	$1,074,600
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	299,540
		$1,374,140
Water & Sewer Utility Revenue - 18.9%
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “A”, AMBAC, 6%, 2021	$725,000	$743,509
Alabama Drinking Water Finance Authority, Revolving Fund Loan, “C”, AMBAC, 5.75%, 2018	1,000,000	1,042,640
Alabama Water Pollution Control Authority, Revolving Fund Loan, AMBAC, 5.75%, 2019	1,000,000	1,001,490
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	750,000	766,305
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 4.75%, 2033	1,500,000	1,526,895
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,032,670
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FGIC, 5%, 2034	1,365,000	1,396,436
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 4.5%, 2035	400,000	402,136

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, FSA, 5%, 2040	$1,190,000	$1,230,472
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	794,370
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	423,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,880
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	185,000	237,827
Huntsville, AL, Water System Rev., FSA, 5%, 2033	1,000,000	1,075,700
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., FSA, 5%, 2024	1,000,000	1,081,450
Phenix City, AL, Water & Sewer Rev., “A”, ASSD GTY, 5%, 2034	1,000,000	1,026,580
		$15,859,140
Total Municipal Bonds (Identified Cost, $78,840,785)		$82,119,248

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	660,173	$660,173
Total Investments (Identified Cost, $79,500,958)		$82,779,421

Other Assets, Less Liabilities - 1.3%		1,108,864
Net Assets - 100.0%		$83,888,285

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	18	$2,184,750	Dec-09	$(14,227)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

10

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.4%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.4%
Little Rock, AR, Airport Rev., “A”, FSA, 5.25%, 2019	$800,000	$800,640

General Obligations - General Purpose - 7.8%
Arkansas College Savings, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,481,605
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	920,442
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	335,000	326,856
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	568,299
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	6,000,000	6,204,660
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	395,000	381,910
Little Rock, AR, Library Construction & Improvement, 5%, 2027	500,000	545,820
Little Rock, AR, Library Construction & Improvement, 5%, 2028	500,000	542,530
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,045,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	385,000	433,198
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	457,934
		$13,908,354
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$55,000	$60,051
Guam Government, “A”, 5.25%, 2037	255,000	231,721
Guam Government, “A”, 7%, 2039	65,000	71,211
		$362,983
General Obligations - Schools - 7.6%
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2012 (c)	$1,200,000	$1,150,884
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2013 (c)	1,000,000	934,560
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2014 (c)	1,150,000	1,040,543
Arkansas, Capital Appreciation, College Savings, “B”, ETM, 0%, 2015 (c)	1,100,000	961,158
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,931,270
Cabot, AR, School District No. 4, Lonoke County, “A”, N, AMBAC, 4.7%, 2038	1,500,000	1,522,440
Little Rock, AR, School District, “A”, FSA, 5.4%, 2010 (c)	1,000,000	1,016,410
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,445,867
Pine Bluff, AR, School District Construction, NATL, 4.75%, 2033	565,000	567,266

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Pulaski, AR, Special School District Construction, 5%, 2035	$2,000,000	$2,055,000
Rogers, AR, School District Number 030, 4.75%, 2032	935,000	949,427
		$13,574,825
Healthcare Revenue - Hospitals - 12.1%
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	$500,000	$508,610
Arkansas Development Finance Authority, Health Refunding Rev. (Sister of Mercy), “A”, NATL, 5%, 2013	3,735,000	3,956,896
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	720,150
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	973,470
Colorado Health Facilities Authority Rev. (Poudre Valley Health Care, Inc.), “B”, FSA, 5.25%, 2036	1,215,000	1,286,357
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2010 (c)	750,000	792,458
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), FSA, 5.25%, 2045	2,500,000	2,545,550
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	555,000	580,003
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	825,000	848,488
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	552,631
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,144,284
Jefferson County, AR, Hospital Rev., Refunding & Improvement (Regional Medical Center), 5.8%, 2021	1,000,000	1,023,500
Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist Medical Center), 6.9%, 2009	400,000	401,660
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	466,644
North Little Rock, AR, Health Facilities Board Rev. (Baptist Health Facilities), 5.7%, 2022	500,000	506,080
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	685,000	725,614
Pulaski, AR, Hospital Rev. (Arkansas Childrens Hospital), ASSD GTY, 5.5%, 2034	750,000	782,400
Pulaski, AR, Hospital Rev. (Arkansas Childrens Hospital), ASSD GTY, 5.5%, 2039	375,000	390,915
Sebastian County, AR, Health Facilities Improvement Rev. (Sparks Regional Medical Center), “A”, 5.25%, 2021	1,000,000	647,600

11

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	$1,000,000	$930,730
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,075,843
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	675,000	619,117
		$21,479,000
Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$335,000	$339,171

Industrial Revenue - Paper - 0.5%
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.), “A”, 7.75%, 2025	$250,000	$254,618
Pine Bluff, AR, Environmental Improvement (International Paper Co.), “A”, 5.55%, 2022	250,000	248,168
Pine Bluff, AR, Environmental Refunding (International Paper Co.), “A”, 6.7%, 2020	300,000	303,927
		$806,713
Multi-Family Housing Revenue - 0.6%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,015,490

Sales & Excise Tax Revenue - 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,230,040
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	9,770,000	619,027
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,045,269
		$2,894,336
Single Family Housing - Local - 4.5%
Harrison, AR, Residential Housing Facilities Board, Single Family Mortgage Rev., ETM, FGIC, 7.4%, 2011 (c)	$4,000,000	$4,503,120
Lonoke County, AR, Residential Housing Facilities Rev., “A-2”, FNMA, 7.9%, 2011	5,973	6,007
Pulaski County, AR, Public Facilities Board Rev., “C”, FNMA, 0%, 2014	2,750,000	2,243,203
Sherwood, AR, Residential Housing Facilities Board, Single Family Rev., NATL, 7.5%, 2010 (c)	1,250,000	1,319,900
		$8,072,230
Single Family Housing - State - 6.7%
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 5%, 2029	$160,000	$159,205

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “B”, GNMA, 4.45%, 2034	$220,000	$219,518
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.35%, 2027	1,560,000	1,574,773
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, 5.625%, 2035	1,285,000	1,300,060
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “D”, GNMA, 5.85%, 2024	240,000	240,473
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “E”, GNMA, 5.4%, 2034	650,000	655,064
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “C”, 5.3%, 2023	100,000	100,099
Arkansas Development Finance Authority, Mortgage Backed Securities Program, “I”, GNMA, 5.3%, 2033	250,000	249,565
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	890,000	873,508
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 5.25%, 2035	1,745,000	1,740,934
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.125%, 2024	445,000	450,763
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028 (f)	3,000,000	3,241,020
Arkansas Housing Development Agency, Single Family Rev., Mortgage Program, ETM, 8.375%, 2011 (c)	1,000,000	1,133,530
		$11,938,512
State & Local Agencies - 5.5%
Arkansas Development Finance Authority Rev., FSA, 5%, 2034	$1,000,000	$1,042,910
Arkansas Development Finance Authority Rev., “A”, FSA, 5%, 2014	1,185,000	1,369,884
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	515,865
Arkansas Development Finance Authority Rev., Economic Development Rev. (Agritecsorbents LLC) “B”, 5%, 2018	175,000	177,438
Arkansas Development Finance Authority Rev., Environmental State Agency Facilities, “A”, AMBAC, 5%, 2040	2,500,000	2,589,525
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), FSA, 5%, 2027	3,205,000	3,403,069
Farmington, AR, School District No. 6, 4.6%, 2033	635,000	649,910
		$9,748,601

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - 3.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$516,029
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	67,153
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	2,790,000	3,258,832
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	807,305
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	1,008,890
		$5,658,209
Tobacco - 1.2%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2026	$2,000,000	$952,680
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), AMBAC, 0%, 2027	1,940,000	871,855
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	255,148
		$2,079,683
Transportation - Special Tax - 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority, “B”, NATL, 5.875%, 2010 (c)	$2,000,000	$2,102,960
Commonwealth of Puerto Rico Highway & Transportation Authority, “G”, 5%, 2023	750,000	750,450
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	590,000	607,411
		$3,460,821
Universities - Colleges - 20.6%
Arkansas State University, Housing Systems Rev., AMBAC, 5.15%, 2021	$1,240,000	$1,279,159
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	558,860
Arkansas University Rev., Student Fee, AMBAC, 5%, 2032	2,595,000	2,696,153
Conway, AR, Public Facilities Board, Capital Improvement Rev. (Hendrix College), “B”, 5%, 2035	1,000,000	1,004,400
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,688,701
Siloam Springs, AR, Public Education Facilities, Capital Improvement Rev. (John Brown University), AMBAC, 5.35%, 2020	500,000	511,160
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	939,086
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4.75%, 2034	1,000,000	1,038,410
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	793,208
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,066,800

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	$1,000,000	$1,058,260
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,613,298
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,490,733
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,303,715
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,309,856
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2027	3,155,000	3,271,199
University of Arkansas, University Facilities Rev. (Fayetteville Campus), FGIC, 5%, 2032	2,500,000	2,557,650
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,046,810
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,111,960
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,652,600
University of California Rev., “J”, FSA, 4.5%, 2035	1,500,000	1,509,315
University of Central Arkansas Rev., “A”, AMBAC, 5%, 2023	1,100,000	1,102,068
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	1,017,355
		$36,620,756
Utilities - Investor Owned - 1.0%
Independence County, AR, Pollution Control Rev., N, AMBAC, 4.9%, 2022	$1,000,000	$1,007,800
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017	750,000	774,450
		$1,782,250
Utilities - Municipal Owned - 7.0%
Benton, AR, Utilities Rev., AMBAC, 5%, 2030	$470,000	$479,781
Benton, AR, Utilities Rev., AMBAC, 5%, 2036	1,000,000	1,036,890
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	945,000	1,013,135
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	730,000	818,819
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	283,433
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2010	455,000	460,073
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	6,000,000	6,853,500
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	1,087,610
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	470,000	483,945
		$12,517,186
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$300,000	$302,631

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	$155,000	$155,715
		$458,346
Water & Sewer Utility Revenue - 11.5%
Arkansas Development Finance Authority, Economic Development Rev., “I”, AMBAC, 5.65%, 2014	$70,000	$70,171
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	1,200,000	1,271,340
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,880
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	375,000	482,081
Fort Smith, AR, Water & Sewer Rev., N, FSA, 5%, 2032	2,000,000	2,129,540
Fort Smith, AR, Water & Sewer Rev., “C”, FSA, 5.25%, 2020	1,315,000	1,388,942
King County, WA, Sewer Rev., 5%, 2038	1,625,000	1,733,306
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	861,083
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,141,580
Little Rock, AR, Sewer Rev., “A”, FSA, 4.375%, 2033	750,000	749,415
Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022	1,750,000	1,789,638

Municipal Bonds - continued
Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	$1,535,000	$1,651,368
Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2010 (c)	765,000	810,625
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037	1,000,000	1,029,580
South Blount County, TN, Utility District Waterworks Rev., FSA, 5.25%, 2039	925,000	1,010,979
South Sebastian County, AR, Water Refunding Rev., NATL, 5%, 2038	1,000,000	1,000,150
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	1,250,000	1,248,850
		$20,445,528
Total Municipal Bonds (Identified Cost, $160,017,909)		$167,963,634

Money Market Funds (v) - 3.8%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	6,794,944	$6,794,944
Total Investments (Identified Cost, $166,812,853)		$174,758,578

Other Assets, Less Liabilities - 1.8%		3,292,352
Net Assets - 100.0%		$178,050,930

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	15	$1,820,625	Dec-09	$(3,150)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

14

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.2%
Long Beach, CA, Harbor Rev., “A”, FGIC, 5.25%, 2018	$3,500,000	$3,569,790
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,394,063
Port Oakland, CA, “K”, FGIC, 5.75%, 2010 (c)	35,000	35,936
Port Oakland, CA, “K”, FGIC, 5.75%, 2020	3,965,000	3,985,856
Port of Oakland, CA, “A”, NATL, 5%, 2026	3,000,000	2,935,860
San Francisco, CA, City & County Airports Commission, International Airport Rev., FRN, 5.5%, 2019 (b)	1,730,000	1,754,307
San Jose CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,531,005
		$16,206,817
General Obligations - General Purpose - 1.9%
State of California, 5%, 2034	$2,200,000	$2,210,758
State of California, AMBAC, 6.3%, 2010	3,000,000	3,128,430
State of California, AMBAC, 7%, 2010	2,000,000	2,106,560
		$7,445,748
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$85,000	$92,805
Guam Government, “A”, 5.25%, 2037	815,000	740,599
Guam Government, “A”, 7%, 2039	95,000	104,078
		$937,482
General Obligations - Schools - 15.0%
Antelope Valley, CA (Union High School), “A”, NATL, 5%, 2027	$1,400,000	$1,448,090
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	4,335,000	1,666,981
Butte Glenn Community College District, “A”, NATL, 5%, 2026	1,885,000	1,964,943
Cabrillo, CA, Community College District Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	363,460
Capistrano, CA, Union High School District, “A”, FGIC, 5.875%, 2020	1,185,000	1,234,877
Chaffey, CA, Union High School District, “C”, FSA, 5%, 2027	1,000,000	1,046,470
Colton, CA, Joint Union School District, “A”, FGIC, 5.375%, 2026	1,200,000	1,255,476
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2032	1,000,000	246,710
Colton, CA, Joint Union School District, Election of 2001, “C”, FGIC, 0%, 2033	3,000,000	681,090
Coronado, CA, Union School District, “A”, 5.7%, 2020	1,285,000	1,349,250
Desert, CA, Community College District, “C”, FSA, 5%, 2037	3,500,000	3,670,555
El Monte, CA, Union High School District, Election of 2008. “A”, ASSD GTY, 5.5%, 2034	2,000,000	2,137,320

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Escondido, CA, Union High School District (Election of 2008), “A”, ASSD GTY, 0%, 2034	$1,000,000	$586,630
Foothill-De Anza, CA, Community College District, “A”, AMBAC, 4.5%, 2031	5,000,000	5,068,900
Gilroy Cauni School District, Election of 2002, “N”, FGIC, 5%, 2027	1,190,000	1,246,787
Glendale, CA, Community College District, Election 2002, “D”, NATL, 5%, 2031	2,710,000	2,843,061
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2023	2,285,000	1,303,067
Hillsborough, CA, School District, Capital Appreciation, Election of 2002, “B”, 0%, 2024	2,640,000	1,424,966
Little Lake, CA, City School District, “A”, FSA, 6.125%, 2010 (c)(f)	1,035,000	1,088,986
Long Beach, CA, Community College District, Election of 2008, “A”, FSA, 0%, 2028	1,375,000	525,772
Los Angeles, CA, Unified School District, “B”, AMBAC, 4.5%, 2031	3,325,000	3,239,248
Los Angeles, CA, Unified School District, “D”, 5%, 2034	2,000,000	2,092,480
Moorpark, CA, Unified School District, Election of 2008, “A”, ASSD GTY, 0%, 2033	3,000,000	740,490
Moreland, CA, School District, Election of 2002, “B”, FGIC, 0%, 2028	1,440,000	536,011
Natomas Union School District, Election of 2002, “B”, FGIC, 5%, 2028	1,430,000	1,464,263
Oceanside, CA, Union School District, ASSD GTY, 0%, 2031	3,210,000	937,577
Oceanside, CA, Union School District, Election of 2000, “C”, NATL, 5.25%, 2032	1,940,000	1,999,597
Perris, CA, Union School District, “A”, FGIC, 0%, 2027	3,100,000	1,159,152
Sacramento, CA, City Unified School District, FSA, 0%, 2025	5,510,000	2,490,300
San Diego, CA, Community College (Election 2002), 5.25%, 2033	875,000	951,204
San Diego, CA, Unified School District, Election of 1998, FSA, 5.25%, 2028	1,200,000	1,405,104
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	1,043,789
Santa Barbara, CA, Community College District, “A”, 5.25%, 2033	2,000,000	2,167,180
Santa Clara, CA, Union School District, FGIC, 5.5%, 2019	2,210,000	2,282,665
Santa Monica, CA (Community College District, 2002 Election), “C”, NATL, 0%, 2027	2,000,000	838,800
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2039	1,315,000	228,849
Sausalito Marin City, CA, School District, Capital Appreciation, Election of 2004, “B”, NATL, 0%, 2040	1,400,000	228,396

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Shasta, CA, Union High School District, Election 2001, NATL, 0%, 2027	$2,020,000	$752,248
Walnut Valley, CA, Union School District, Election of 2000, “E”, FSA, 0%, 2028	1,535,000	568,226
Washington, CA, Union School District, Election of 1999, “A”, FGIC, 5.625%, 2021	1,000,000	1,058,940
West Contra Costa, CA, Unified School District, Election of 2005, “C”, ASSD GTY, 0%, 2029	1,690,000	546,208
		$57,884,118
Healthcare Revenue - Hospitals - 15.5%
ABAG Finance Authority for Nonprofit Corp. Rev. (Sharp Healthcare), 6.25%, 2039	$1,000,000	$1,057,010
ABAG Finance Authority Rev. (San Diego Hospital), “C”, 5.375%, 2020	2,000,000	2,014,300
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,616,805
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,043,540
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	995,610
California Health Facilities Financing Authority Rev. (Childrens Hospital of Orange County), 6.25%, 2029	2,000,000	2,133,840
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,050,970
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,701,975
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,750,000	1,985,637
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	1,000,000	1,054,820
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	3,000,000	2,985,600
California Health Facilities Financing Authority Rev., Health Facilities (Adventist Health Systems), “A”, 5%, 2033	1,750,000	1,691,358
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	1,913,240
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.5%, 2039	1,000,000	998,470
California Statewide Communities Development Authority Rev., 5%, 2035	3,300,000	3,184,830
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,205,660
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,065,580

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Henry Mayo Newhall Memorial Hospital), “A”, CALHF, 5%, 2018	$2,000,000	$2,016,300
California Statewide Communities Development Authority Rev. (Huntington Memorial Hospital), 5%, 2027	2,000,000	1,981,280
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5.5%, 2032	2,000,000	2,014,500
California Statewide Communities Development Authority Rev. (Los Angeles Children’s Hospital), 5.125%, 2019	4,000,000	3,958,600
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,930,000	2,014,630
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.625%, 2042	2,000,000	2,031,200
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, AMBAC, 5%, 2038	3,000,000	2,999,790
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	2,000,000	1,500,780
California Statewide Communities Development Authority Rev., Health Facilities (Memorial Health Services), “A”, 6%, 2023	1,500,000	1,563,045
California Valley Health Systems, COP, 6.875%, 2023 (d)	385,000	211,754
Central California Joint Powers Health Financing (Community Hospitals of Central California), 5.625%, 2011 (c)	1,000,000	1,076,830
Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center), “A”, 5%, 2047	2,000,000	1,893,740
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,600,000	2,632,240
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	916,740
Tahoe Forest California Hospital District, “A”, 5.85%, 2022	205,000	202,446
Washington Township, CA, Health Care Rev., 5%, 2018	1,000,000	1,009,700
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,086,080
		$59,808,900
Healthcare Revenue - Long Term Care - 0.8%
California Health Facilities Financing Authority Rev. (Paradise Valley Estates), 5.125%, 2022	$1,000,000	$1,024,330
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	850,190
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	1,000,000	932,050

16

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	$395,000	$394,976
		$3,201,546
Industrial Revenue - Environmental Services - 1.5%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$2,000,000	$2,000,860
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5.125%, 2031 (b)	2,250,000	2,363,378
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-2”, 5.4%, 2025	1,250,000	1,252,025
		$5,616,263
Industrial Revenue - Other - 0.5%
California Enterprise Development Authority Sewer Facilities Rev. (Anheuser-Busch), 5.3%, 2047	$1,000,000	$959,030
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	960,000	971,952
		$1,930,982
Miscellaneous Revenue - Other - 1.2%
ABAG Finance Authority Rev. (Jackson Lab), 5.75%, 2037	$2,615,000	$2,637,463
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,090,000	1,118,732
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	861,130
		$4,617,325
Parking - 0.3%
San Francisco, CA, Union Square, NATL, 6%, 2020	$1,000,000	$1,072,950

Sales & Excise Tax Revenue - 0.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$1,770,000	$1,894,643

Single Family Housing - Local - 0.1%
California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3%, 2031	$10,000	$10,658
California Rural Home Mortgage Finance Authority Rev., Mortgage Backed Securities Program, “B4”, GNMA, 6.35%, 2029	20,000	20,571
Pomona, CA, Single Family Mortgage Rev., ETM, GNMA, 7.375%, 2010 (c)	315,000	326,910
		$358,139
Single Family Housing - State - 3.5%
California Housing Finance Agency Rev., “A”, 4.95%, 2036	$3,400,000	$2,857,190

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$1,880,000	$1,845,182
California Housing Finance Agency Rev., “J”, 5.75%, 2047	2,420,000	2,389,290
California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019	820,000	462,570
California Housing Finance Agency Rev., Home Mortgage, NATL, 0%, 2028	3,400,000	1,136,620
California Housing Finance Agency Rev., Home Mortgage, “E”, FGIC, 5.05%, 2026	2,480,000	2,277,037
California Housing Finance Agency Rev., Home Mortgage, “I”, 4.75%, 2031	3,000,000	2,599,140
		$13,567,029
Solid Waste Revenue - 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (West County Resource Recovery), “A”, LOC, 5.125%, 2014	$1,000,000	$1,001,310
South Bayside Waste Management Authority, Solid Waste Enterprise Rev. (Shoreway Environmental), “A”, 6.25%, 2029	2,000,000	2,204,820
South Bayside Waste Management Authority, Solid Waste System Rev., AMBAC, 5.75%, 2020	2,100,000	2,142,000
		$5,348,130
State & Agency - Other - 1.1%
Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018	$2,435,000	$2,805,047
Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018	1,500,000	1,529,925
		$4,334,972
State & Local Agencies - 12.0%
Banning, CA, COP, Water Systems Improvement Project, AMBAC, ETM, 8%, 2019 (c)	$780,000	$996,840
Calabasas, CA, Certificate Participants (City Hall & Civic Center Project), AMBAC, 4.5%, 2041	1,000,000	943,230
California Department of Water Resources, Power Supply Rev., “C”, 5.25%, 2028	2,500,000	2,518,350
California Public Works Board Lease Rev., Department of Corrections State Prison, “A”, 7.4%, 2010	5,000,000	5,221,100
California Public Works Board, Department of Justice, “D”, 5.25%, 2020	1,565,000	1,589,461
California Public Works Broad Lease Rev., 6.25%, 2034	1,500,000	1,601,730
California Public Works Broad Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,168,500
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	2,320,000	1,669,101
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, FSA, 0% to 2010, 4.55% to 2022	3,000,000	2,731,320

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	$5,500,000	$5,146,295
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,000,000	1,921,880
Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027	3,000,000	3,111,660
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 2030	2,610,000	2,871,130
Pomona, CA, Public Financing Authority Rev., “A”, AMBAC, 5%, 2042	3,735,000	3,734,851
Pomona, CA, Public Financing Authority Rev., “P”, 6.25%, 2010	1,095,000	1,131,157
Sacramento, CA, City Financing Authority Rev., Capital Improvement, 5.5%, 2010 (c)	1,635,000	1,706,956
San Diego, CA, Regional Building Authority Lease Rev. (County Operations Center & Annex), “A”, 5.375%, 2036	3,000,000	3,174,450
San Francisco, CA, City & County, COP (San Bruno Jail No. 3), AMBAC, 5.25%, 2033	3,930,000	3,965,370
		$46,203,381
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$468,638
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	149,804
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	2,000,000	2,017,780
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,600,000	1,612,304
		$4,248,526
Tax Assessment - 5.5%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,351,016
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,350,737
La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community Facilities District No. 89-1, 5.7%, 2020	1,270,000	1,203,465
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	1,000,000	1,003,280
Poway, CA, Community Facilities District, Special Tax (Parkway Business Center), 6.5%, 2010	715,000	728,635
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,657,731
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,454,022

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	$1,250,000	$1,269,388
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,058,620
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,061,750
Santa Fe Springs, CA, Community Development Commission, Tax Allocation, NATL, 0%, 2026	4,720,000	1,726,718
Yuba, CA, Levee Financing Authority Rev. (Levee Financing Project), “A”, ASSD GTY, 5%, 2038	2,170,000	2,209,602
		$21,074,964
Tobacco - 3.5%
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$8,000,000	$6,667,680
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.75%, 2013 (c)	2,645,000	3,132,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	2,470,000	2,753,976
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	5,000,000	478,350
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	5,000,000	516,550
		$13,549,506
Toll Roads - 0.7%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., Capital Appreciation, “A”, 7.1%, 2010 (c)	$2,500,000	$2,590,525

Universities - Colleges - 8.6%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,654,845
California Educational Facilities Authority Rev. (Dominican University), 5%, 2036	1,150,000	950,187
California Educational Facilities Authority Rev. (Fresno Pacific University), “A”, 6.75%, 2019	2,000,000	1,972,540
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,309,625
California Educational Facilities Authority Rev. (Pepperdine University), “A”, AMBAC, 5%, 2035	1,000,000	1,024,400
California Educational Facilities Authority Rev. (Santa Clara University), “A”, NATL, 5%, 2027	1,340,000	1,382,277
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	615,103

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	$1,315,000	$1,022,597
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,309,305
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,343,228
California Educational Facilities Authority Rev. (University of The Pacific), 5.5%, 2039	1,800,000	1,924,866
California Educational Facilities Authority Rev., “A”, 4.5%, 2033	3,000,000	3,048,300
California Educational Facilities Authority Rev., “B”, 6.625%, 2010 (c)	170,000	178,500
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,058,000
California Public Works Board Lease Rev. (Regents University), 5%, 2034	1,500,000	1,548,030
California State University Rev., “A”, AMBAC, 5%, 2035	5,000,000	5,149,150
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	758,620
Foothill-De Anza, CA, Community College District, Election of 1999, “B”, FGIC, 0%, 2025	1,500,000	723,690
University of California Rev., “J”, FSA, 4.5%, 2035	4,000,000	4,024,840
		$32,998,103
Universities - Dormitories - 0.9%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$1,455,780
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	1,994,280
		$3,450,060
Universities - Secondary Schools - 1.0%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$1,000,000	$1,144,830
California Statewide Communities Development Authority Rev., Aspire Public Schools (Oakland Project), “A”, 7.25%, 2031	915,000	786,909
Los Angeles, CA, COP, 5.7%, 2018	1,800,000	1,799,964
		$3,731,703
Utilities - Investor Owned - 1.6%
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas & Electric Co.), NATL, 5.35%, 2016	$3,500,000	$3,616,725
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), “B”, 5%, 2027	2,500,000	2,441,525
		$6,058,250
Utilities - Municipal Owned - 4.2%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$4,007,711

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Glendale, CA, Electric Works Rev., NATL, 5.75%, 2010 (c)	$1,420,000	$1,458,851
Glendale, CA, Electric Works Rev., NATL, 5.75%, 2010 (c)	1,160,000	1,191,738
Los Angeles, CA, Department of Water & Power Rev., “A-1”, 5.25%, 2038	3,000,000	3,269,460
Los Angeles, CA, Department of Water & Power Rev., “A-1”, FSA, 4.625%, 2037	1,600,000	1,625,280
Northern California Power Agency Public Power Rev., 5.85%, 2010	880,000	906,875
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,124,880
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	800,000	810,480
Virgin Islands Water & Power Authority Rev., “A”, 5.125%, 2013	1,000,000	1,008,870
		$16,404,145
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,132,095
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	2,565,000	2,568,463
		$4,700,558
Water & Sewer Utility Revenue - 8.7%
Brentwood, CA, Infrastructure Financing Authority Water Rev., 5.75%, 2038	$1,080,000	$1,195,484
California Department of Water Resources, Center Valley Project Rev., 7%, 2012	1,070,000	1,271,128
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2012 (c)	20,000	22,559
California Department of Water Resources, Center Valley Project Rev., FGIC, 5%, 2029	1,980,000	2,078,188
California Department of Water Resources, Center Valley Project Rev., ETM, 7%, 2012 (c)	20,000	23,801
Chino Basin, CA, Desalter Authority Rev., “A”, ASSD GTY, 5%, 2035	1,000,000	1,039,820
El Monte, CA, Water Authority Rev., Water Systems Project, AMBAC, 6%, 2010 (c)	1,065,000	1,139,060
Hollister, CA, Joint Powers Financing Authority Wastewater Rev. (Refining & Improvement Project), “1”, FSA, 5%, 2037	4,000,000	4,019,960
Livermore Amador Valley Water Management Rev., “A”, AMBAC, 5%, 2031	4,875,000	4,917,754
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,011,580
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,808,260
Sacramento County, CA, Sanitation District, Financing Authority Rev., NATL, 5%, 2035	1,460,000	1,516,633
San Diego County, CA, Water Authority Rev., “A”, FSA, 5%, 2038	3,000,000	3,144,750
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	379,137

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
San Diego, CA, Public Facilities Financing Authority Water Rev., “A”, 5.25%, 2038	$1,500,000	$1,595,685
Sonoma County, CA, Water Agency Rev., “A”, FSA, 5%, 2036	4,500,000	4,682,295
West Sacramento, CA, Financing Authority Rev., Water Systems Improvement Project, FGIC, 5%, 2032	2,750,000	2,802,855
		$33,648,949
Total Municipal Bonds (Identified Cost, $365,270,779)		$372,883,714

Money Market Funds (v) - 2.2%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	8,494,014	$8,494,014
Total Investments (Identified Cost, $373,764,793)		$381,377,728

Other Assets, Less Liabilities - 1.1%		4,238,976
Net Assets - 100.0%		$385,616,704

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	121	$14,686,375	Dec-09	$(149,485)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 6.6%
Greater Orlando Aviation Authority Rev., “A”, FGIC, 5.25%, 2018	$1,000,000	$1,008,420
Lee County, FL, Airport Rev., “A”, FSA, 5.875%, 2018	1,000,000	1,022,910
Miami-Dade County, FL, Aviation Rev. (Miami International Airport), “B”, FSA, 5%, 2041	1,000,000	1,015,190
Pensacola, FL, Airport Rev., “B”, NATL, 5.625%, 2014	375,000	375,702
		$3,422,222
General Obligations - General Purpose - 4.1%
Palm Beach County, FL, Industrial Development Rev. (South Florida Fair Project), NATL, 5.5%, 2020	$1,000,000	$1,005,810
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,120,690
		$2,126,500
General Obligations - Schools - 7.6%
Florida Board of Education, Capital Outlay, 9.125%, 2014 (f)	$2,075,000	$2,382,557
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	400,000	519,260
Florida Board of Education, Public Education, “J”, 5%, 2033	1,000,000	1,042,040
		$3,943,857
Healthcare Revenue - Hospitals - 19.6%
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	$410,000	$410,795
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), NATL, 6.5%, 2019	1,000,000	1,040,490
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2029	300,000	264,840
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	120,000	122,951
Jacksonville, FL, Health Facilities Rev. (Ascencion Health), “A”, 5.25%, 2032	1,000,000	1,028,190
Jacksonville, FL, Health Facilities Rev. (Brooks Health Systems), 5.25%, 2038	500,000	494,295
Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center), 5.5%, 2032	750,000	699,323
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	305,000	302,822
Marshall County, AL, Health Care Authority Rev., “A”, 6.25%, 2022	500,000	516,545
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	250,000	252,973

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Exeter Hospital), 6%, 2024	$500,000	$515,510
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	971,630
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	500,000	573,845
South Broward, FL, Hospital District Rev., 5%, 2036	1,015,000	1,024,825
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	500,000	499,045
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	70,000	75,481
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	300,000	304,887
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	760,000	760,046
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	320,000	347,747
		$10,206,240
Healthcare Revenue - Long Term Care - 0.4%
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Towers), 5.7%, 2026	$250,000	$204,785

Human Services - 0.6%
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.875%, 2021	$300,000	$303,090

Industrial Revenue - Chemicals - 1.3%
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-7”, 6.625%, 2033	$500,000	$510,295
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	200,000	186,162
		$696,457
Industrial Revenue - Environmental Services - 0.6%
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	$300,000	$316,905

Industrial Revenue - Other - 1.3%
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	$160,000	$165,411
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	500,000	503,880
		$669,291

21

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 1.1%
Delta County, MI, Economic Development Corp., Environmental Improvements Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	$500,000	$565,630

Miscellaneous Revenue - Other - 0.5%
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	$120,000	$95,263
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	200,000	166,066
		$261,329
Multi-Family Housing Revenue - 2.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$500,000	$484,445
Florida Housing Finance Corp., Housing Rev. (Crossing at University Apartments), “Q-1”, AMBAC, 5.1%, 2018	870,000	871,444
Palm Beach County, FL, Housing Finance Authority Rev. (Westlake Apartments Project, Phase II), FSA, 4.3%, 2012	70,000	70,482
		$1,426,371
Sales & Excise Tax Revenue - 4.5%
Miami-Dade County, FL, Special Obligations, Capital Appreciation, “A”, NATL, 0%, 2032	$2,000,000	$473,260
Pasco County, FL, Sales Tax Rev. (Half Central), AMBAC, 5%, 2023	1,000,000	1,023,650
Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034	815,000	846,809
		$2,343,719
Single Family Housing - Local - 0.8%
Brevard County, FL, Housing Finance Authority Rev., “B”, GNMA, 6.5%, 2022	$24,000	$26,407
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), “A-1”, GNMA, 7.2%, 2033	25,000	25,803
Manatee County, FL, Housing Finance Mortgage Rev. (Single Family, Subordinated), Series 3, GNMA, 5.3%, 2028	45,000	45,497
Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership Mortgage), “A-1”, GNMA, 5.2%, 2031	325,000	334,380
		$432,087
Single Family Housing - State - 1.6%
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	$835,000	$818,375

Solid Waste Revenue - 1.0%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$200,000	$200,216

Issuer	Shares/Par	Value ($)

Solid Waste Revenue - continued
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$295,000	$324,453
		$524,669
State & Local Agencies - 5.0%
Florida Municipal Loan Council Rev., “C”, NATL, 5.25%, 2022	$1,000,000	$1,048,770
Miami-Dade County School Board, FL, COP, “B”, ASSD GTY, 5%, 2033	1,500,000	1,538,850
		$2,587,620
Tax - Other - 0.2%
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	$130,000	$133,379

Tax Assessment - 3.0%
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	$180,000	$133,108
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	195,000	107,667
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	130,000	97,634
Concorde Estates, FL, Community Development District, “B”, 5%, 2011 (d)	180,000	111,233
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	150,000	110,549
Greyhawk Landing Community Development District, FL, Special Assessment, “B”, 7%, 2012	40,000	39,051
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2010 (a)	85,000	51,084
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	85,000	70,456
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	200,000	73,832
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	105,000	80,893
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	85,000	76,259
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	50,000	44,761
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	80,000	65,418
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	60,000	55,781
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	220,000	144,221
Villa Portofino West Community Development District, FL, Special Assessment, “A”, 5.35%, 2036	185,000	127,694

22

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax Assessment - continued
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	$130,000	$94,246
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	155,000	86,693
		$1,570,580
Tobacco - 3.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$500,000	$477,740
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,050,000	851,760
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	250,000	240,350
		$1,569,850
Universities - Colleges - 6.7%
Florida Board Regents, Housing Rev., NATL, 5.3%, 2020	$610,000	$619,254
Florida Board Regents, Housing Rev. (University of Central Florida), FGIC, 5.25%, 2020	1,185,000	1,211,769
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	500,000	585,380
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,000,000	1,062,730
		$3,479,133
Universities - Dormitories - 1.8%
Florida Finance Authority, Capital Loan Projects Rev., “F”, NATL, 5.125%, 2021	$1,000,000	$958,070

Utilities - Investor Owned - 1.1%
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	$500,000	$563,070

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 4.3%
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	$400,000	$468,476
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,031,400
St. Lucie West, FL, Utility Rev., NATL, 5.25%, 2034	720,000	740,455
		$2,240,331
Water & Sewer Utility Revenue - 16.3%
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020	$1,000,000	$1,024,220
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032	1,500,000	1,564,905
Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023	1,000,000	1,038,770
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,018,980
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	1,060,969
Tallahassee, FL, Consolidated Utility Systems Rev., 5%, 2037	505,000	525,569
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	2,115,000	2,146,387
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., 5%, 2038	125,000	132,711
		$8,512,511
Total Municipal Bonds (Identified Cost, $49,375,388)		$49,876,071

Money Market Funds (v) - 1.8%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	916,714	$916,714
Total Investments (Identified Cost, $50,292,102)		$50,792,785

Other Assets, Less Liabilities - 2.5%		1,305,865
Net Assets - 100.0%		$52,098,650

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	13	$1,577,875	Dec-09	$(16,833)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.4%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2029	$750,000	$778,260
Atlanta, GA, Airport Passenger Facilities Rev., “J”, FSA, 5%, 2034	750,000	770,798
Atlanta, GA, Airport Rev., “B”, FSA, 5.25%, 2033	1,000,000	1,039,830
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	294,473
		$2,883,361
General Obligations - General Purpose - 4.0%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$528,135
Cherokee County, GA, 4.5%, 2029	500,000	534,655
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	520,355
Macon Bibb County, GA, Urban Development Rev. (Bibb County Public Facilities Project), 5.5%, 2022	1,000,000	1,036,110
		$2,619,255
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$20,000	$21,837
Guam Government, “A”, 5.25%, 2037	100,000	90,871
Guam Government, “A”, 7%, 2039	25,000	27,389
		$140,097
General Obligations - Schools - 3.0%
Fayette County, GA, School District Rev., FSA, 0% to 2010, 4.9% to 2024	$575,000	$584,148
Forsyth County, GA, School District, 6%, 2010 (c)	750,000	778,485
Fulton County, GA, School District, 6.375%, 2010	570,000	589,477
		$1,952,110
Healthcare Revenue - Hospitals - 7.5%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$776,557
Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical Center), “A”, 6%, 2017	350,000	356,584
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	187,716
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	564,040
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	344,919
Houston County, GA, Hospital Authority Rev. Anticipation Certificates (Houston Healthcare Project), 5.25%, 2042	500,000	494,580
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	216,718
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	435,000	458,768

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	$110,000	$117,130
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), AMBAC, 5.25%, 2027	500,000	502,315
Valdosta & Lowndes County, GA, Hospital Authority Rev. (Southern Georgia Medical Center Project), 5%, 2033	240,000	225,942
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	418,382
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	260,000	238,475
		$4,902,126
Healthcare Revenue - Long Term Care - 0.9%
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	$150,000	$130,661
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5%, 2027	150,000	108,171
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	213,420
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	157,190
		$609,442
Industrial Revenue - Environmental Services - 0.8%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$525,195

Industrial Revenue - Other - 1.4%
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser-Busch Project), 5.95%, 2032	$750,000	$757,193
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	160,000	161,992
		$919,185
Industrial Revenue - Paper - 1.3%
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	$150,000	$141,719
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	150,000	122,391
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	576,250
		$840,360

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 2.1%
East Point Housing Authority, Multi-Family Rev. (Laurel Ridge at Washington Road Apartments LP), FRN, FNMA, 5%, 2032 (b)	$495,000	$499,084
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	900,000	902,403
		$1,401,487
Sales & Excise Tax Revenue - 2.8%
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, FSA, 5%, 2037 (f)	$1,500,000	$1,576,470
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	289,777
		$1,866,247
Single Family Housing - State - 5.6%
Georgia Housing & Finance Authority Rev., 5.5%, 2032	$1,000,000	$1,007,220
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.6%, 2032	550,000	552,849
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 5.375%, 2039	825,000	854,378
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	750,000	761,558
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	501,845
		$3,677,850
State & Agency - Other - 7.0%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), ASSD GTY, 5%, 2038	$1,000,000	$990,880
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2010 (c)	335,000	351,368
County Commissioners of Georgia Assn., Leasing Program, Rockdale County, GA (Public Purpose Project), AMBAC, 5.625%, 2020	165,000	169,785
Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose Project), AMBAC, 5.9%, 2019	1,000,000	1,068,520
Tift County, GA, Hospital Authority Rev., Anticipation Certificates, AMBAC, 5%, 2022	2,000,000	2,021,540
		$4,602,093
State & Local Agencies - 3.6%
Fayette County, GA, Public Facilities Authority (Criminal Justice Center Project), 6.25%, 2010 (c)	$755,000	$791,670
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	1,000,000	1,073,820
Gilmer County, GA, Building Authority Rev., Courthouse Project, “A”, SYNCORA, 5%, 2029	500,000	519,675
		$2,385,165
Tax - Other - 2.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$78,984
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	25,828

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	$295,000	$311,314
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	1,000,000	1,006,860
		$1,422,986
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$132,920
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	104,413
		$237,333
Tobacco - 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$84,785
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	90,000	85,993
		$170,778
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	$185,000	$213,873

Universities - Colleges - 21.6%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$537,710
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2024	250,000	220,833
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., 0%, 2031	250,000	208,805
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	524,680
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	522,170
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	511,055
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	504,425
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	508,015
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,137,920
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	524,845
Dekalb Newton & Gwinnett Counties Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	550,285

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2010 (c)	$980,000	$1,054,941
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), “A”, 5%, 2031	265,000	273,832
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation), SYNCORA, 5%, 2032	500,000	519,620
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,032,940
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	250,000	259,810
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	335,265
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	93,677
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	555,000	690,786
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	304,068
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	559,675
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5%, 2038	1,000,000	1,068,850
Private Colleges & Universities, GA, Authority Rev. (Emory University), “C”, 5.25%, 2039	500,000	547,260
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	531,495
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)	160,000	160,000
South Regional, GA, Joint Development Authority Rev. (VSU Auxiliary Student Services), “A”, ASSD GTY, 5%, 2036	1,000,000	1,041,190
		$14,224,152
Universities - Dormitories - 0.7%
Georgia Private College & University Authority Rev. (Mercer Housing Corp.), “A”, 6%, 2021	$500,000	$458,315

Utilities - Investor Owned - 0.8%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$330,000	$364,574
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	160,000	172,414
		$536,988
Utilities - Municipal Owned - 5.2%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,250,000	$1,477,088
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	300,000	336,501
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	115,687

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.), “A”, 6.8%, 2012	$1,000,000	$1,090,490
Summerville, GA, Public Utility Rev., Refunding & Improvement, 5.75%, 2012 (c)	350,000	390,299
		$3,410,065
Utilities - Other - 1.1%
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	$250,000	$249,805
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	253,095
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	228,463
		$731,363
Water & Sewer Utility Revenue - 19.3%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$561,800
Atlanta, GA, Water & Wastewater Rev., FSA, 5%, 2037	870,000	890,689
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034	1,000,000	1,056,020
Cherokee County, GA, Water & Sewer Authority Rev., FSA, 5%, 2035	1,000,000	1,060,680
Clayton County, GA, Water Authority, Water & Sewer Rev., 6.25%, 2010 (c)	1,000,000	1,043,670
Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010 (c)	470,000	488,137
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	423,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,440
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	145,000	186,405
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)	500,000	530,990
Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010 (c)	1,105,000	1,147,852
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	2,150,000	2,384,716
Walton County, GA, Water & Sewer Authority Rev. (Oconee-Hard Creek), FSA, 5%, 2038	750,000	794,430
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), FSA, 5%, 2038	1,000,000	1,051,340
		$12,658,949
Total Municipal Bonds (Identified Cost, $60,298,843)		$63,388,775

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	1,449,889	$1,449,889
Total Investments (Identified Cost, $61,748,732)		$64,838,664

Other Assets, Less Liabilities - 1.3%		875,638
Net Assets - 100.0%		$65,714,302

26

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	15	$1,820,625	Dec-09	$(12,647)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 0.9%
Maryland Transportation Authority Rev. (Baltimore/Washington International Airport), “A”, AMBAC, 5%, 2027	$1,000,000	$1,032,240

General Obligations - General Purpose - 10.2%
Baltimore, MD, “B”, 7.15%, 2009	$2,120,000	$2,123,986
Baltimore, MD, Public Improvement, “A”, FSA, 5%, 2027	1,050,000	1,172,724
Baltimore, MD, UT, Public Improvement, “A”, NATL, 7%, 2009	1,000,000	1,001,820
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	253,679
Commonwealth of Puerto Rico, “A”, 6%, 2038	415,000	421,150
Commonwealth of Puerto Rico, Public Improvement, “A”, 5.25%, 2026	2,330,000	2,348,197
Maryland State & Local Facilities, 5%, 2020	3,500,000	4,088,280
		$11,409,836
General Obligations - Improvement - 3.5%
Guam Government, “A”, 6.75%, 2029	$70,000	$76,428
Guam Government, “A”, 7%, 2039	80,000	87,645
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	1,620,000	1,671,111
Worcester County, MD, Public Improvement, 5.625%, 2010 (c)	2,030,000	2,094,047
		$3,929,231
Healthcare Revenue - Hospitals - 22.4%
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	$345,000	$373,839
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	830,000	875,351
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	635,430
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	507,260
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	1,000,000	1,166,300
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,009,450
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6%, 2037	1,000,000	1,024,440
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, 6%, 2020	245,000	251,108
Maryland Health & Higher Educational Facilities Authority Rev. (Catholic Health), “A”, ETM, 6%, 2020 (c)	755,000	783,569

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	$750,000	$651,338
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), 5.125%, 2035	1,000,000	910,240
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Hospital), 5%, 2021	750,000	762,030
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	768,375
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	978,037
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	561,987
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, FSA, 5.25%, 2038	2,000,000	2,237,460
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	800,000	820,832
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	755,565
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	500,000	527,270
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,018,240
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,071,680
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5.625%, 2032	1,000,000	1,011,650
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	485,320
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), 6.625%, 2010 (c)	890,000	928,368
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	1,000,000	1,064,350
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	508,255
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	509,140

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FSA, FRN, 11.119%, 2022 (p)	$1,300,000	$1,601,210
Montgomery County, MD, Economic Development Rev. (Trinity Healthcare Group), 5.125%, 2022	500,000	510,755
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	448,760
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	200,000	212,966
		$24,970,575
Healthcare Revenue - Long Term Care - 0.8%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$318,060
Howard County, MD, Retirement Rev. (Vantage House Facilities), “B”, 5.25%, 2037	300,000	231,834
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	196,683
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Ridge), “A”, 6%, 2013 (c)	150,000	175,011
		$921,588
Human Services - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$250,000	$255,115
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	530,027
		$785,142
Industrial Revenue - Chemicals - 1.4%
Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales (Dupont), “B”, 6.5%, 2011	$1,500,000	$1,554,075

Industrial Revenue - Environmental Services - 0.6%
Northeast Maryland Waste Disposal Authority Resources Recovery Rev. (Baltimore Resco Retrofit Project), 5%, 2012	$690,000	$691,877

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$375,000	$379,669

Miscellaneous Revenue - Other - 1.5%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,617,824

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - 5.2%
Maryland Community Development Administration (Waters Landing II Apartments), “A”, GNMA, FRN, 5.875%, 2033	$1,500,000	$1,540,680
Maryland Community Development Administration, “A”, 5%, 2034	910,000	873,746
Maryland Community Development Administration, “A”, 5.1%, 2044	970,000	937,767
Maryland Community Development Administration, “A”, 5.05%, 2047	1,000,000	943,780
Maryland Community Development Administration, “B”, FNMA, 5%, 2039	500,000	482,100
Maryland Community Development Administration, “D”, 5%, 2032	1,000,000	972,130
		$5,750,203
Parking - 1.2%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,324,309

Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$335,000	$346,698
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	520,000	556,618
		$903,316
Single Family Housing Revenue - Local - 0.0%
Prince George’s County, MD, Housing Single Family Collateral, “A”, GNMA, 5.6%, 2034	$25,000	$25,180

Single Family Housing - State - 5.2%
Maryland Community Development Administration Housing, 5.65%, 2048	$840,000	$883,747
Maryland Community Development Administration Housing, “A”, 5.875%, 2016	715,000	716,123
Maryland Community Development Administration Residential, “B”, 4.75%, 2019	305,000	305,723
Maryland Community Development Administration, “I”, 6%, 2041	720,000	736,589
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	1,500,000	1,520,385
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,505,000	1,430,307
Puerto Rico Housing Finance Authority, Home Mortgage Rev., Mortgage Backed Securities, “A”, 4.75%, 2023	170,000	170,671
		$5,763,545
State & Agency - Other - 3.0%
Howard County, MD, COP, 8%, 2019	$805,000	$1,167,814
Howard County, MD, COP, 8%, 2019	385,000	558,520
Howard County, MD, COP, 8%, 2019	680,000	986,476
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	670,041
		$3,382,851

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - 2.6%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$420,000	$458,417
Puerto Rico Public Finance Corp., AMBAC, 5.375%, 2016	1,040,000	1,223,643
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “E”, 5.7%, 2010 (c)	1,235,000	1,256,254
		$2,938,314
Tax - Other - 2.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$342,264
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,491
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	538,203
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,000,000	1,008,890
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,000,000	1,007,690
		$2,943,538
Tax Assessment - 2.4%
Anne Arundel County, MD, Special Obligations (Arundel Mills Project), 5.125%, 2029 (f)	$1,555,000	$1,693,426
Baltimore, MD, Special Obligation, “A”, 7%, 2038	400,000	378,264
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	250,000	168,195
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	405,815
		$2,645,700
Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$150,730
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	160,000	152,877
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	429,764
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	165,000	154,405
		$887,776
Transportation - Special Tax - 3.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,365,000	$1,500,626
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,782,426
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	515,000	568,220
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	523,747
		$4,375,019

Issuer	Shares/Par	Value ($)

Universities - Colleges - 12.4%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$180,000	$180,335
Anne Arundel County, MD, Economic Development (Community College Project), 5.25%, 2028	1,600,000	1,656,496
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), 5%, 2030	1,000,000	855,180
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary’s College), “A”, 5.7%, 2010 (c)	850,000	875,296
Maryland Health & Higher Education (Loyola College), “A”, 5%, 2040	1,000,000	1,022,830
Maryland Health & Higher Education (Maryland Institute College of Art), 5%, 2030	750,000	652,995
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	515,865
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2032	2,000,000	2,057,040
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,644,368
Morgan State University, MD, Academic, NATL, 6.05%, 2015	1,500,000	1,715,895
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	530,736
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5.5%, 2012 (c)	1,000,000	1,129,650
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,006,470
		$13,843,156
Universities - Dormitories - 2.3%
Maryland Economic Development Corp. (Morgan State University Project), “A”, 6%, 2034	$1,000,000	$864,220
Maryland Economic Development Corp., Collegiate Housing (Salisbury), “A”, 6%, 2019	1,000,000	934,540
Maryland Economic Development Corp., Collegiate Housing Rev. (Towson University), “A”, 5.75%, 2029	1,000,000	769,060
		$2,567,820
Universities - Secondary Schools - 0.5%
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$500,000	$246,370
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	358,764
		$605,134
Utilities - Investor Owned - 1.2%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$581,665

30

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$385,000	$425,336
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	275,000	296,337
		$1,303,338
Utilities - Municipal Owned - 3.8%
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$3,360,000	$3,378,278
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	540,000	605,702
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	214,021
		$4,198,001
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$400,000	$406,156
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	196,710
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	100,461
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	232,981
		$936,308

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - 7.2%
Baltimore, MD, Rev., LEVRRS, NATL, FRN, 10.555%, 2020 (p)	$3,000,000	$3,938,340
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,312,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	423,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,440
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	240,000	308,532
		$8,021,872
Total Municipal Bonds (Identified Cost, $105,798,211)		$109,707,437

Money Market Funds (v)- 0.3%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	399,325	$399,325
Total Investments (Identified Cost, $106,197,536)		$110,106,762

Other Assets, Less Liabilities - 1.5%		1,633,181
Net Assets - 100.0%		$111,739,943

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	28	$3,398,500	Dec-09	$(35,652)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

31

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.5%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.4%
Massachusetts Port Authority Rev., “A”, NATL, 5%, 2033	$1,265,000	$1,283,849
Massachusetts Port Authority Rev., “C”, 6.125%, 2010 (c)	1,460,000	1,494,690
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	415,000	506,719
		$3,285,258
General Obligations - General Purpose - 10.9%
Boston, MA, “A”, 5.75%, 2010 (c)	$3,645,000	$3,708,314
Brookline, MA, 5.375%, 2019	1,800,000	1,847,142
Commonwealth of Massachusetts, “A”, 5%, 2032	3,000,000	3,272,100
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,500,000	3,083,625
Greater Lawrence, MA, Sanitation District, NATL, 5.625%, 2010 (c)	1,640,000	1,716,309
Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	3,000,000	3,081,990
Massachusetts Consolidated Loan, “B”, 5.75%, 2010 (c)	1,000,000	1,035,660
Massachusetts Consolidated Loan, “C”, 5.75%, 2010 (c)	1,500,000	1,578,810
Middleborough, MA, FGIC, 5.6%, 2010 (c)	75,000	76,830
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	605,000	680,740
State of Massachusetts, “A”, 5%, 2039	1,000,000	1,081,790
Sutton, MA, NATL, 5.5%, 2017	1,000,000	1,024,160
Sutton, MA, NATL, 5.5%, 2019	1,000,000	1,025,200
Westford, MA, FGIC, 5.25%, 2010 (c)	2,250,000	2,326,275
		$25,538,945
General Obligations - Improvement - 1.5%
Guam Government, “A”, 6.75%, 2029	$65,000	$70,969
Guam Government, “A”, 5.25%, 2037	395,000	358,940
Guam Government, “A”, 7%, 2039	75,000	82,167
Worcester, MA, “A”, FSA, 6%, 2010 (c)(f)	2,955,000	3,065,990
		$3,578,066
General Obligations - Schools - 0.8%
Narragansett, MA, Regional School District, AMBAC, 6%, 2019	$1,720,000	$1,800,737

Healthcare Revenue - Hospitals - 14.8%
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	$1,000,000	$1,021,410
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,171,575
Massachusetts Development Finance Agency Rev. (Massachusetts Biomedical Research), “C”, 6.375%, 2016	50,000	51,842

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev., 6.5%, 2012 (c)	$15,000	$16,976
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “F”, 5.75%, 2033	2,000,000	2,042,400
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	531,365
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,350,000	1,383,237
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	2,000,000	1,799,020
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	1,960,040
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.25%, 2022	20,000	20,230
Massachusetts Health & Educational Facilities Authority Rev. (Catholic Health East Issue), 5.5%, 2012 (c)	1,575,000	1,789,988
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6.5%, 2017	60,000	63,541
Massachusetts Health & Educational Facilities Authority Rev. (Healthcare Systems), 6%, 2031	790,000	807,641
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,330,000	1,161,875
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,554,216
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,399,590
Massachusetts Health & Educational Facilities Authority Rev. (New England Medical Center Hospital), “H”, FGIC, 5.375%, 2010 (c)	815,000	898,212
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2012 (c)	45,000	49,042
Massachusetts Health & Educational Facilities Authority Rev. (New England), “H”, FGIC, 5%, 2025	1,090,000	947,472
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “C”, 5.75%, 2021	100,000	103,992
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare Systems), “G”, 5%, 2032	2,000,000	2,107,360
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	1,000,000	893,820

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	$740,000	$748,584
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,012,230
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	1,001,450
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts Memorial Hospital), “C”, 6.5%, 2021	1,000,000	1,026,430
Massachusetts Health & Educational Facilities Authority Rev., “C”, FGIC, 4.5%, 2035	1,045,000	936,968
Massachusetts Industrial Finance Agency Rev., Capital Appreciation (Massachusetts Biomedical Research), “A”, 0%, 2010	5,300,000	5,255,427
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	55,137
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	176,139
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	424,068
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,472,492
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	915,000	839,247
		$34,723,016
Healthcare Revenue - Long Term Care - 0.6%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$404,790
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	500,000	398,440
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	528,755
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,055
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	134,138
		$1,486,178
Healthcare Revenue - Other - 0.9%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,056,100

Human Services - 0.4%
Massachusetts Health & Educational Facilities Authority Rev. (Learning Center for Deaf Children), “C”, 6.1%, 2019	$1,000,000	$925,780

Issuer	Shares/Par	Value ($)

Industrial Revenue - Airlines - 1.2%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), “A”, NATL, 5.625%, 2011	$1,140,000	$1,110,451
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	1,900,000	1,741,217
		$2,851,668
Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, FRN, 6.9%, 2029 (b)	$1,000,000	$1,005,500
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.),FRN, 5.5%, 2027 (b)	750,000	792,705
		$1,798,205
Industrial Revenue - Other - 1.9%
Massachusetts Development Finance Agency Rev., Resource Recovery (Fluor Corp.), 5.625%, 2019	$1,675,000	$1,713,257
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.), 5.6%, 2017	2,100,000	2,106,195
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	595,000	602,408
		$4,421,860
Miscellaneous Revenue - Other - 2.5%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$805,598
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,357,529
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,619,850
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,042,320
		$5,825,297
Multi-Family Housing Revenue - 7.7%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,191,980
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,513,925
Massachusetts Housing Finance Agency Rev., “A”, 5%, 2028	2,325,000	2,263,341
Massachusetts Housing Finance Agency Rev., “A”, 5.2%, 2037	1,500,000	1,467,345
Massachusetts Housing Finance Agency Rev., “A”, AMBAC, 5.5%, 2040	1,565,000	1,297,260
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	982,150
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,729,678
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	1,900,000	1,895,231

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	$720,000	$699,631
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,236,181
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	1,445,000	1,366,349
Massachusetts Housing Finance Agency Rev., Rental Mortgage, “A”, AMBAC, 5.7%, 2020	1,375,000	1,383,608
		$18,026,679
Sales & Excise Tax Revenue - 8.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., 0%, 2034	$6,000,000	$1,829,100
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5.25%, 2031	2,000,000	2,433,060
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,275,574
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2020	5,375,000	6,588,836
Massachusetts Bay Transportation Authority, Sales Tax Rev., “B”, 5.25%, 2033	1,000,000	1,216,510
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,071,540
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	1,000,000	1,015,170
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,050,000	1,123,941
Route 3 North Transit Improvement Associates Rev., NATL, 5.625%, 2010 (c)	1,500,000	1,554,825
		$20,108,556
Single Family Housing Revenue - Local - 1.4%
Boston Housing Authority Capital Program Rev., FSA, 5%, 2028	$3,000,000	$3,227,550

Single Family Housing - State - 2.9%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “102”, 5%, 2029	$1,500,000	$1,492,470
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	1,625,000	1,573,406
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, FSA, 4.875%, 2038	1,720,000	1,633,948
Massachusetts Housing Finance Agency, Single Family Housing Rev., “138”, 5.35%, 2033	2,000,000	2,075,600
		$6,775,424
Solid Waste Revenue - 0.9%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$405,000	$411,589
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	1,925,000	1,767,939
		$2,179,528

Issuer	Shares/Par	Value ($)

State & Agency - Other - 0.6%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,423,671

State & Local Agencies - 4.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	$1,370,000	$985,633
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 0%, 2022	8,310,000	4,921,764
Massachusetts College Building Authority Project Rev., “A”, SYNCORA, 5%, 2043	2,110,000	2,133,970
Massachusetts College Building Authority Project Rev., “A”,SYNCORA, 5.25%, 2023	1,000,000	1,054,130
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,789,250
		$10,884,747
Student Loan Revenue - 2.7%
Massachusetts Educational Financing Authority Education Loan Rev., “I”, 6%, 2028	$1,500,000	$1,640,655
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	91,575
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	3,000,000	3,271,530
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,367,330
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue G”, “A”, NATL, 6.05%, 2017	40,000	40,512
		$6,411,602
Tax - Other - 2.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$273,811
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	87,816
Massachusetts Bay Transportation Authority, Unrefunded Balance, “A”, 5.75%, 2018	320,000	326,934
Massachusetts Special Obligation Dedicated Tax Rev., 5.5%, 2023	1,585,000	1,852,374
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,108,065
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	1,420,000	1,430,920
Virgin Islands, Public Finance Authority Rev. (Diago), “A”, 6.625%, 2029	600,000	644,184
		$5,724,104
Tax Assessment - 0.1%
Massachusetts Bay Transportation Authority Rev., 5.25%, 2030	$245,000	$247,783

Tobacco - 0.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$301,459

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$320,000	$305,754
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	410,000	332,592
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	351,928
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,260,000	831,209
		$2,122,942
Transportation - Special Tax - 0.6%
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	$1,355,000	$1,377,317

Universities - Colleges - 16.0%
Massachusetts Development Finance Agency Rev. (Boston College), “P”, 5%, 2042	$1,000,000	$1,049,630
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,701,440
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	863,300
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “B”, 6.625%, 2010 (c)	50,000	51,254
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “C”, 5.75%, 2013 (c)	1,000,000	1,166,990
Massachusetts Development Finance Agency Rev. (Mount Holyoke College), 5.125%, 2021	1,000,000	1,038,280
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	1,770,680
Massachusetts Development Finance Agency Rev. (Olin College), “B”, SYNCORA, 5.25%, 2033	4,250,000	4,339,208
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,000,000	1,997,760
Massachusetts Development Finance Agency Rev. (Smith College), 5%, 2035	1,000,000	1,052,860
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	1,115,000	1,284,714
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,365,285
Massachusetts Health & Educational Facilities Authority Rev., 5%, 2037	2,000,000	2,044,920
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,168,091
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,718,400
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	1,000,000	1,063,410
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	2,000,000	2,158,100

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	$1,000,000	$1,244,660
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	563,860
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.75%, 2026	750,000	783,255
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 2027	250,000	261,730
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	672,698
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	314,355
Massachusetts Health & Educational Facilities Authority Rev. (Tufts University), 5.375%, 2038	850,000	927,163
Massachusetts Health & Educational Facilities Authority Rev. (UMass Worcester) ,”B”, FGIC, 5.125%, 2019	1,005,000	1,038,065
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, FGIC, 5.85%, 2010 (c)	1,200,000	1,273,080
Massachusetts Health & Higher Educational Facilities Authority Rev. (Williams College), “H”, 5%, 2028	1,000,000	1,048,150
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2009	1,000,000	1,000,000
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2010	1,000,000	987,660
Massachusetts Industrial Finance Agency Rev. (Brandeis University), “C”, NATL, 0%, 2011	500,000	486,030
		$37,435,028
Universities - Secondary Schools - 3.4%
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	$2,260,000	$2,223,908
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	983,100
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,145,029
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	1,000,000	1,025,300
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	524,505
Massachusetts Industrial Finance Agency Rev. (Concord Academy), 5.5%, 2027	2,000,000	2,005,940
		$7,907,782
Utilities - Investor Owned - 1.1%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,102,040
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	775,000	856,197
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	560,000	603,450
		$2,561,687

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 1.6%
Long Island Power Authority, Electric Systems Rev., “C”, FSA, 5%, 2035	$1,480,000	$1,533,221
Massachusetts Development Finance Agency Rev. (Devens Electric Systems), 5.625%, 2016	725,000	740,457
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	1,365,000	1,557,683
		$3,831,361
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$805,000	$817,383
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	408,552
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	210,968
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	475,877
		$1,912,780
Water & Sewer Utility Revenue - 5.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$2,085,360
King County, WA, Sewer Rev., 5%, 2038	1,000,000	1,066,650
Massachusetts Water Pollution Abatement Trust, 5.25%, 2030	2,310,000	2,841,831
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,476,980

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Massachusetts Water Pollution Abatement Trust Rev., Unrefunded Balance, “5”, 5.75%, 2017	$25,000	$25,287
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	169,827
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	152,528
Massachusetts Water Pollution Abatement Trust, “A”, 5%, 2032	75,000	77,424
Massachusetts Water Resources Authority, General Rev., “A”, FGIC, 6%, 2010 (c)	1,000,000	1,056,310
Massachusetts Water Resources Authority, General Rev., “J”, FSA, 5%, 2023	500,000	529,770
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,120,000	2,280,717
		$12,762,684
Total Municipal Bonds (Identified Cost, $220,140,927)		$233,212,335

Money Market Funds (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	769,932	$769,932
Total Investments (Identified Cost, $220,910,859)		$233,982,267

Other Assets, Less Liabilities - 0.2%		525,744
Net Assets - 100.0%		$234,508,011

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	75	$9,103,125	Dec-09	$(93,339)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $165,411, representing 0.32% of net assets for the Florida Fund.
(p)	Primary inverse floater.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

36

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

37

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/09 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$78,840,785	$160,017,909	$365,270,779	$49,375,388
Underlying funds, at cost and net asset value	660,173	6,794,944	8,494,014	916,714
Total investments, at identified cost	$79,500,958	$166,812,853	$373,764,793	$50,292,102
Unrealized appreciation (depreciation)	3,278,463	7,945,725	7,612,935	500,683
Total investments, at value	$82,779,421	$174,758,578	$381,377,728	$50,792,785
Receivables for
Daily variation margin on open futures contracts	4,500	3,750	30,250	3,250
Investments sold	55,000	1,000,000	1,115,000	120,000
Fund shares sold	135,179	478,320	486,957	275,887
Interest	1,087,165	2,244,483	5,058,161	1,045,559
Other assets	225	357	737	174
Total assets	$84,061,490	$178,485,488	$388,068,833	$52,237,655

Liabilities
Payables for
Distributions	$100,208	$210,905	$632,188	$97,762
Investments purchased	—	—	1,497,463	—
Fund shares reacquired	42,802	177,024	215,741	9,296
Payable to affiliates
Investment adviser	495	4,375	9,470	1,279
Shareholder servicing costs	6,587	8,310	28,083	4,933
Distribution and service fees	1,411	2,922	10,758	467
Administrative services fee	128	218	416	98
Payable for independent Trustees’ compensation	7,743	7,408	16,191	7,390
Accrued expenses and other liabilities	13,831	23,396	41,819	17,780
Total liabilities	$173,205	$434,558	$2,452,129	$139,005
Net assets	$83,888,285	$178,050,930	$385,616,704	$52,098,650

Net assets consist of
Paid-in capital	$80,024,521	$169,504,359	$380,253,339	$51,792,885
Unrealized appreciation (depreciation) on investments	3,264,236	7,942,575	7,463,450	483,850
Accumulated net realized gain (loss) on investments	512,702	426,710	(2,574,509)	(206,099)
Undistributed net investment income	86,826	177,286	474,424	28,014
Net assets	$83,888,285	$178,050,930	$385,616,704	$52,098,650

38

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net assets
Class A	$77,388,033	$170,787,311	$329,363,061	$47,034,909
Class B	6,500,252	7,263,619	18,713,157	5,063,741
Class C	—	—	37,540,486	—
Total net assets	$83,888,285	$178,050,930	$385,616,704	$52,098,650

Shares of beneficial interest outstanding
Class A	7,413,911	16,952,338	57,598,047	4,841,323
Class B	622,772	720,304	3,271,527	521,115
Class C	—	—	6,542,503	—
Total shares of beneficial interest outstanding	8,036,683	17,672,642	67,412,077	5,362,438

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.44	$10.07	$5.72	$9.72
Offering price per share (100 / 95.25 × net asset value per share)	$10.96	$10.57	$6.01	$10.20

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.44	$10.08	$5.72	$9.72

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$5.74	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

39

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/09	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$60,298,843	$105,798,211	$220,140,927
Underlying funds, at cost and net asset value	1,449,889	399,325	769,932
Total investments, at identified cost	$61,748,732	$106,197,536	$220,910,859
Unrealized appreciation (depreciation)	3,089,932	3,909,226	13,071,408
Total investments, at value	$64,838,664	$110,106,762	$233,982,267
Receivables for
Daily variation margin on open futures contracts	3,750	7,000	18,750
Investments sold	5,000	80,800	—
Fund shares sold	40,313	126,108	549,579
Interest	968,247	1,615,476	3,184,067
Other assets	185	293	465
Total assets	$65,856,159	$111,936,439	$237,735,128

Liabilities
Payables for
Distributions	$81,046	$144,150	$361,207
Investments purchased	—	—	2,202,470
Fund shares reacquired	24,648	9,346	599,561
Payable to affiliates
Investment adviser	817	2,747	5,768
Shareholder servicing costs	4,974	8,435	14,470
Distribution and service fees	1,051	1,840	3,886
Administrative services fee	111	155	272
Payable for independent Trustees’ compensation	8,747	11,549	11,501
Accrued expenses and other liabilities	20,463	18,274	27,982
Total liabilities	$141,857	$196,496	$3,227,117
Net assets	$65,714,302	$111,739,943	$234,508,011

Net assets consist of
Paid-in capital	$62,560,811	$107,650,418	$219,127,999
Unrealized appreciation (depreciation) on investments	3,077,285	3,873,574	12,978,069
Accumulated net realized gain (loss) on investments	2,515	241,985	2,047,206
Accumulated undistributed (distributions in excess of) net investment income	73,691	(26,034)	354,737
Net assets	$65,714,302	$111,739,943	$234,508,011

40

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$61,947,466	$104,086,626	$217,846,955
Class B	3,766,836	7,653,317	16,661,056
Total net assets	$65,714,302	$111,739,943	$234,508,011

Shares of beneficial interest outstanding
Class A	5,746,181	9,392,700	19,266,700
Class B	348,138	690,917	1,471,009
Total shares of beneficial interest outstanding	6,094,319	10,083,617	20,737,709

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$10.78	$11.08	$11.31
Offering price per share (100 / 95.25 X net asset value per share)	$11.32	$11.63	$11.87

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.82	$11.08	$11.33

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See Notes to Financial Statements

41

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/09 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Net investment income
Interest	$2,068,440	$4,064,832	$9,972,705	$1,377,636
Dividends from underlying funds	2,337	6,375	12,803	1,068
Total investment income	$2,070,777	$4,071,207	$9,985,508	$1,378,704
Expenses
Management fee	$175,430	$358,700	$804,855	$110,574
Distribution and service fees	121,898	146,657	483,040	39,909
Shareholder servicing costs	24,727	47,633	115,146	18,395
Administrative services fee	11,359	18,914	37,374	8,787
Independent Trustees’ compensation	2,934	4,757	9,643	1,393
Custodian fee	11,213	16,066	30,206	9,652
Shareholder communications	3,903	6,192	13,603	3,926
Auditing fees	21,377	21,377	21,377	21,377
Legal fees	4,958	6,223	23,315	6,393
Registration fees	12,283	13,918	22,117	13,337
Miscellaneous	10,979	16,017	30,245	8,911
Total expenses	$401,061	$656,454	$1,590,921	$242,654
Fees paid indirectly	(460)	(2)	(7,002)	(581)
Reduction of expenses by investment adviser and/or distributor	(13,196)	(42,587)	(84,237)	(20,759)
Net expenses	$387,405	$613,865	$1,499,682	$221,314
Net investment income	$1,683,372	$3,457,342	$8,485,826	$1,157,390

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$771,801	$293,130	$595,001	$(46,677)
Futures contracts	—	15,306	(8,228)	155
Net realized gain (loss) on investments	$771,801	$308,436	$586,773	$(46,522)
Change in unrealized appreciation (depreciation)
Investments	$5,792,465	$10,308,583	$37,505,591	$4,299,422
Futures contracts	(14,227)	29,803	18,274	1,141
Net unrealized gain (loss) on investments	$5,778,238	$10,338,386	$37,523,865	$4,300,563
Net realized and unrealized gain (loss) on investments	$6,550,039	$10,646,822	$38,110,638	$4,254,041
Change in net assets from operations	$8,233,411	$14,104,164	$46,596,464	$5,411,431

See Notes to Financial Statements

42

Statements of Operations (unaudited) – continued

Six months ended 9/30/09	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income
Interest	$1,626,136	$2,744,067	$5,836,658
Dividends from underlying funds	1,319	2,538	7,525
Total investment income	$1,627,455	$2,746,605	$5,844,183
Expenses
Management fee	$136,784	$237,873	$486,552
Distribution and service fees	91,157	162,181	334,736
Shareholder servicing costs	19,942	41,429	72,063
Administrative services fee	9,760	13,939	24,198
Independent Trustees’ compensation	2,813	3,157	4,810
Custodian fee	10,164	13,415	20,428
Shareholder communications	3,735	6,482	8,701
Auditing fees	21,377	21,377	21,377
Legal fees	9,115	7,523	6,638
Registration fees	11,176	12,140	12,580
Miscellaneous	9,732	13,041	19,938
Total expenses	$325,755	$532,557	$1,012,021
Fees paid indirectly	—	(1,795)	(3,702)
Reduction of expenses by investment adviser and/or distributor	(5,959)	(412)	(838)
Net expenses	$319,796	$530,350	$1,007,481
Net investment income	$1,307,659	$2,216,255	$4,836,702

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$55,449	$462,286	$745,969
Futures contracts	8,349	(3,194)	12,170
Net realized gain (loss) on investments	$63,798	$459,092	$758,139
Change in unrealized appreciation (depreciation)
Investments	$4,604,769	$9,088,196	$18,494,903
Futures contracts	5,327	297	(12,455)
Net unrealized gain (loss) on investments	$4,610,096	$9,088,493	$18,482,448
Net realized and unrealized gain (loss) on investments	$4,673,894	$9,547,585	$19,240,587
Change in net assets from operations	$5,981,553	$11,763,840	$24,077,289

See Notes to Financial Statements

43

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/09 (unaudited)	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$1,683,372	$3,457,342	$8,485,826	$1,157,390
Net realized gain (loss) on investments	771,801	308,436	586,773	(46,522)
Net unrealized gain (loss) on investments	5,778,238	10,338,386	37,523,865	4,300,563
Change in net assets from operations	$8,233,411	$14,104,164	$46,596,464	$5,411,431

Distributions declared to shareholders
From net investment income	$(1,643,287)	$(3,308,359)	$(8,302,837)	$(1,144,206)
Change in net assets from fund share transactions	$2,093,729	$20,044,194	$6,857,383	$(550,941)
Total change in net assets	$8,683,853	$30,839,999	$45,151,010	$3,716,284

Net assets
At beginning of period	75,204,432	147,210,931	340,465,694	48,382,366
At end of period	$83,888,285	$178,050,930	$385,616,704	$52,098,650
Undistributed net investment income included in net assets at end of period	$86,826	$177,286	$474,424	$28,014

Six months ended 9/30/09 (unaudited)		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$1,307,659	$2,216,255	$4,836,702
Net realized gain (loss) on investments		63,798	459,092	758,139
Net unrealized gain (loss) on investments		4,610,096	9,088,493	18,482,448
Change in net assets from operations		$5,981,553	$11,763,840	$24,077,289

Distributions declared to shareholders
From net investment income		$(1,286,949)	$(2,360,087)	$(4,707,216)
Change in net assets from fund share transactions		$3,519,864	$875,711	$12,866,671
Total change in net assets		$8,214,468	$10,279,464	$32,236,744

Net assets
At beginning of period		57,499,834	101,460,479	202,271,267
At end of period		$65,714,302	$111,739,943	$234,508,011
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period		$73,691	$(26,034)	$354,737

See Notes to Financial Statements

44

Statements of Changes in Net Assets – continued

Year ended 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund
Change in net assets

From operations
Net investment income	$3,277,051	$6,451,126	$18,077,487	$2,579,180
Net realized gain (loss) on investments	(151,797)	546,020	861,971	18,328
Net unrealized gain (loss) on investments	(3,786,441)	(5,085,372)	(30,939,445)	(4,400,378)
Change in net assets from operations	$(661,187)	$1,911,774	$(11,999,987)	$(1,802,870)

Distributions declared to shareholders
From net investment income	$(3,374,521)	$(6,505,641)	$(17,647,476)	$(2,563,816)
From net realized gain on investments	(485,955)	(1,282,996)	—	(90,551)
Total distributions declared to shareholders	$(3,860,476)	$(7,788,637)	$(17,647,476)	$(2,654,367)
Change in net assets from fund share transactions	$(144,553)	$7,422,543	$(28,087,589)	$(6,161,845)
Total change in net assets	$(4,666,216)	$1,545,680	$(57,735,052)	$(10,619,082)

Net assets
At beginning of period	79,870,648	145,665,251	398,200,746	59,001,448
At end of period	$75,204,432	$147,210,931	$340,465,694	$48,382,366
Undistributed net investment income included in net assets at end of period	$46,741	$28,303	$291,435	$14,830

Year ended 3/31/09		Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income		$2,554,148	$5,019,778	$9,492,669
Net realized gain (loss) on investments		(187,197)	(54,821)	3,396,260
Net unrealized gain (loss) on investments		(2,599,783)	(7,237,001)	(13,981,972)
Change in net assets from operations		$(232,832)	$(2,272,044)	$(1,093,043)

Distributions declared to shareholders
From net investment income		$(2,401,875)	$(4,862,616)	$(9,262,635)
From net realized gain on investments		(1,127,587)	(371,710)	(913,887)
Total distributions declared to shareholders		$(3,529,462)	$(5,234,326)	$(10,176,522)
Change in net assets from fund share transactions		$5,005,067	$(7,080,089)	$(616,371)
Total change in net assets		$1,242,773	$(14,586,459)	$(11,885,936)

Net assets
At beginning of period		56,257,061	116,046,938	214,157,203
At end of period		$57,499,834	$101,460,479	$202,271,267
Undistributed net investment income included in net assets at end of period		$52,981	$117,798	$225,251

See Notes to Financial Statements

45

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$9.60		$10.17	$10.45	$10.47		$10.62	$10.88

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.43	$0.48	$0.49	(z)	$0.46	$0.48
Net realized and unrealized gain (loss) on investments	0.83		(0.50)	(0.28)	(0.01	)(z)	(0.15)	(0.22)
Total from investment operations	$1.05		$(0.07)	$0.20	$0.48		$0.31	$0.26

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.46)	$(0.45)		$(0.46)	$(0.48)
From net realized gain on investments	—		(0.06)	(0.02)	(0.05)		—	(0.04)
Total distributions declared to shareholders	$(0.21)		$(0.50)	$(0.48)	$(0.50)		$(0.46)	$(0.52)
Net asset value, end of period	$10.44		$9.60	$10.17	$10.45		$10.47	$10.62
Total return (%) (r)(s)(t)	11.09	(n)	(0.59)	2.03	4.66		2.97	2.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.01	1.34	1.40		1.33	1.21
Expenses after expense reductions (f)	0.93	(a)	0.84	1.09	1.15		1.08	0.96
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.80	0.82	0.86		0.87	0.84
Net investment income	4.38	(a)	4.36	4.67	4.70	(z)	4.37	4.46
Portfolio turnover	18		35	17	9		9	17
Net assets at end of period (000 omitted)	$77,388		$68,320	$71,315	$73,560		$74,204	$77,499

See Notes to Financial Statements

46

Financial Highlights – continued

MFS® ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$9.60		$10.17	$10.45	$10.47		$10.62	$10.88

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.40	$0.41	(z)	$0.38	$0.40
Net realized and unrealized gain (loss) on investments	0.84		(0.50)	(0.27)	(0.01	)(z)	(0.15)	(0.23)
Total from investment operations	$1.02		$(0.14)	$0.13	$0.40		$0.23	$0.17

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.39)	$(0.37)		$(0.38)	$(0.39)
From net realized gain on investments	—		(0.06)	(0.02)	(0.05)		—	(0.04)
Total distributions declared to shareholders	$(0.18)		$(0.43)	$(0.41)	$(0.42)		$(0.38)	$(0.43)
Net asset value, end of period	$10.44		$9.60	$10.17	$10.45		$10.47	$10.62
Total return (%) (r)(s)(t)	10.68	(n)	(1.34)	1.27	3.88		2.20	1.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.76	2.09	2.15		2.08	1.96
Expenses after expense reductions (f)	1.68	(a)	1.58	1.84	1.90		1.83	1.71
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.55	1.57	1.61		1.62	1.59
Net investment income	3.64	(a)	3.62	3.92	3.93	(z)	3.61	3.71
Portfolio turnover	18		35	17	9		9	17
Net assets at end of period (000 omitted)	$6,500		$6,884	$8,555	$10,421		$13,443	$15,118
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

47

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$9.43		$9.80	$10.08	$10.04		$10.17	$10.41

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.46	$ 0.50	(z)	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	0.63		(0.29)	(0.25)	(0.01	)(z)	(0.13)	(0.23)
Total from investment operations	$0.84		$0.14	$0.21	$0.49		$0.32	$0.22

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.47)	$(0.45)		$(0.45)	$(0.46)
From net realized gain on investments	—		(0.08)	(0.02)	—		—	—
Total distributions declared to shareholders	$(0.20)		$(0.51)	$(0.49)	$(0.45)		$(0.45)	$(0.46)
Net asset value, end of period	$10.07		$9.43	$9.80	$10.08		$10.04	$10.17
Total return (%) (r)(s)(t)	9.04	(n)	1.61	2.07	5.02		3.17	2.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.83	1.06	1.14		1.10	1.00
Expenses after expense reductions (f)	0.74	(a)	0.66	0.81	0.89		0.85	0.75
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.60	0.60	0.66		0.67	0.65
Net investment income	4.37	(a)	4.48	4.60	4.98	(z)	4.45	4.47
Portfolio turnover	4		23	9	10		10	13
Net assets at end of period (000 omitted)	$170,787		$141,100	$138,938	$127,477		$122,067	$127,075

See Notes to Financial Statements

48

Financial Highlights – continued

MFS® ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$9.44		$9.81	$10.09	$10.05		$10.18	$10.42

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.35	$0.38	$0.43	(z)	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	0.63		(0.28)	(0.25)	(0.01	)(z)	(0.14)	(0.24)
Total from investment operations	$0.81		$0.07	$0.13	$0.42		$0.24	$0.14

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.39)	$(0.38)		$(0.37)	$(0.38)
From net realized gain on investments	—		(0.08)	(0.02)	—		—	—
Total distributions declared to shareholders	$(0.17)		$(0.44)	$(0.41)	$(0.38)		$(0.37)	$(0.38)
Net asset value, end of period	$10.08		$9.44	$9.81	$10.09		$10.05	$10.18
Total return (%) (r)(s)(t)	8.62	(n)	0.85	1.30	4.21		2.39	1.37

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.59	1.81	1.91		1.87	1.76
Expenses after expense reductions (f)	1.50	(a)	1.42	1.56	1.66		1.62	1.51
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.35	1.36	1.43		1.44	1.41
Net investment income	3.60	(a)	3.71	3.86	4.21	(z)	3.68	3.71
Portfolio turnover	4		23	9	10		10	13
Net assets at end of period (000 omitted)	$7,264		$6,111	$6,727	$8,992		$10,648	$11,259

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

49

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$5.15		$5.56	$5.88	$5.84		$5.88	$5.98

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.26	$0.27	(z)	$0.28	$0.29
Net realized and unrealized gain (loss) on investments	0.57		(0.42)	(0.32)	0.03	(z)	(0.03)	(0.11)
Total from investment operations	$0.70		$(0.15)	$(0.06)	$0.30		$0.25	$0.18

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.26)	$(0.26)		$(0.28)	$(0.28)
From net realized gain on investments	—		—	—	—		(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.26)	$(0.26)		$(0.29)	$(0.28)
Net asset value, end of period	$5.72		$5.15	$5.56	$5.88		$5.84	$5.88
Total return (%) (r)(s)(t)	13.73	(n)	(2.66)	(1.05)	5.30		4.22	3.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.81	0.99	1.11		1.09	0.97
Expenses after expense reductions (f)	0.72	(a)	0.63	0.74	0.86		0.84	0.72
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.56	0.55	0.60		0.63	0.61
Net investment income	4.87	(a)	5.05	4.46	4.66	(z)	4.69	4.91
Portfolio turnover	15		27	30	16		9	12
Net assets at end of period (000 omitted)	$329,363		$291,509	$339,099	$366,861		$291,656	$295,332

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$5.15		$5.56	$5.88	$5.84		$5.88	$5.98

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.21	$0.23	(z)	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.57		(0.42)	(0.31)	0.03	(z)	(0.03)	(0.11)
Total from investment operations	$0.68		$(0.19)	$(0.10)	$0.26		$0.20	$0.14

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.22)	$(0.22)		$(0.23)	$(0.24)
From net realized gain on investments	—		—	—	—		(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.22)	$(0.22)	$(0.22)		$(0.24)	$(0.24)
Net asset value, end of period	$5.72		$5.15	$5.56	$5.88		$5.84	$5.88
Total return (%) (r)(s)(t)	13.30	(n)	(3.39)	(1.80)	4.51		3.44	2.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.57	1.75	1.88		1.85	1.70
Expenses after expense reductions (f)	1.48	(a)	1.39	1.50	1.62		1.60	1.45
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.32	1.31	1.37		1.39	1.34
Net investment income	4.12	(a)	4.29	3.70	3.91	(z)	3.94	4.17
Portfolio turnover	15		27	30	16		9	12
Net assets at end of period (000 omitted)	$18,713		$19,477	$31,239	$47,127		$58,338	$69,142
See Notes to Financial Statements

50

Financial Highlights – continued

MFS® CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class C
Net asset value, beginning of period	$5.16		$5.58	$5.90	$5.86		$5.90	$6.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.20	$0.22	(z)	$0.23	$0.24
Net realized and unrealized gain (loss) on investments	0.57		(0.42)	(0.31)	0.03	(z)	(0.04)	(0.11)
Total from investment operations	$0.68		$(0.20)	$(0.11)	$0.25		$0.19	$0.13

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.21)	$(0.21)		$(0.22)	$(0.23)
From net realized gain on investments	—		—	—	—		(0.01)	—
Total distributions declared to shareholders	$(0.10)		$(0.22)	$(0.21)	$(0.21)		$(0.23)	$(0.23)
Net asset value, end of period	$5.74		$5.16	$5.58	$5.90		$5.86	$5.90
Total return (%) (r)(s)(t)	13.39	(n)	(3.70)	(1.93)	4.36		3.29	2.22

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.70	1.89	2.01		1.99	1.87
Expenses after expense reductions (f)	1.61	(a)	1.53	1.64	1.76		1.74	1.62
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.46	1.45	1.50		1.53	1.51
Net investment income	3.94	(a)	4.14	3.55	3.77	(z)	3.79	4.01
Portfolio turnover	15		27	30	16		9	12
Net assets at end of period (000 omitted)	$37,540		$29,480	$27,862	$30,492		$29,880	$33,162

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

51

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$8.91		$9.64	$10.09	$10.05		$10.09	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.46	$0.46	(z)	$0.45	$0.47
Net realized and unrealized gain (loss) on investments	0.81		(0.71)	(0.47)	0.02	(z)	(0.04)	(0.15)
Total from investment operations	$1.03		$(0.27)	$(0.01)	$0.48		$0.41	$0.32

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.44)	$(0.44)		$(0.45)	$(0.47)
From net realized gain on investments	—		(0.02)	—	—		—	—
Total distributions declared to shareholders	$(0.22)		$(0.46)	$(0.44)	$(0.44)		$(0.45)	$(0.47)
Net asset value, end of period	$9.72		$8.91	$9.64	$10.09		$10.05	$10.09
Total return (%) (r)(s)(t)	11.69	(n)	(2.84)	(0.08)	4.92		4.14	3.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.80	1.16	1.19		1.11	0.94
Expenses after expense reductions (f)	0.82	(a)	0.63	0.91	0.94		0.86	0.69
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	0.61	0.64		0.64	0.57
Net investment income	4.79	(a)	4.82	4.60	4.53	(z)	4.46	4.68
Portfolio turnover	2		34	7	9		17	18
Net assets at end of period (000 omitted)	$47,035		$43,401	$51,504	$63,590		$70,402	$69,082

See Notes to Financial Statements

52

Financial Highlights – continued

MFS® FLORIDA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$8.92		$9.65	$10.09	$10.05		$10.09	$10.24

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.38	$0.38	(z)	$0.38	$0.40
Net realized and unrealized gain (loss) on investments	0.79		(0.71)	(0.45)	0.03	(z)	(0.04)	(0.16)
Total from investment operations	$0.98		$(0.34)	$(0.07)	$0.41		$0.34	$0.24

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)	$(0.37)	$(0.37)		$(0.38)	$(0.39)
From net realized gain on investments	—		(0.02)	—	—		—	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.37)	$(0.37)		$(0.38)	$(0.39)
Net asset value, end of period	$9.72		$8.92	$9.65	$10.09		$10.05	$10.09
Total return (%) (r)(s)(t)	11.13	(n)	(3.59)	(0.73)	4.12		3.35	2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.57	1.92	1.96		1.87	1.71
Expenses after expense reductions (f)	1.60	(a)	1.39	1.67	1.71		1.62	1.46
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	1.37	1.40		1.40	1.34
Net investment income	4.01	(a)	4.03	3.85	3.77	(z)	3.70	3.92
Portfolio turnover	2		34	7	9		17	18
Net assets at end of period (000 omitted)	$5,064		$4,981	$7,497	$10,906		$14,970	$18,382
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

53

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$9.99		$10.64	$10.83	$10.80		$10.99	$11.22

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.47	$0.46	$0.47	(z)	$0.46	$0.48
Net realized and unrealized gain (loss) on investments	0.79		(0.48)	(0.20)	0.01	(z)	(0.18)	(0.23)
Total from investment operations	$1.01		$(0.01)	$0.26	$0.48		$0.28	$0.25

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.44)	$(0.45)	$(0.45)		$(0.47)	$(0.48)
From net realized gain on investments	—		(0.20)	—	—		—	—
Total distributions declared to shareholders	$(0.22)		$(0.64)	$(0.45)	$(0.45)		$(0.47)	$(0.48)
Net asset value, end of period	$10.78		$9.99	$10.64	$10.83		$10.80	$10.99
Total return (%) (r)(s)(t)	10.24	(n)	0.04	2.43	4.55		2.53	2.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.06	1.41	1.47		1.39	1.24
Expenses after expense reductions (f)	1.00	(a)	0.89	1.16	1.22		1.14	0.99
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.87	0.88	0.93		0.93	0.88
Net investment income	4.35	(a)	4.55	4.29	4.37	(z)	4.22	4.35
Portfolio turnover	7		26	26	6		5	18
Net assets at end of period (000 omitted)	$61,947		$53,156	$49,477	$51,015		$51,681	$53,190

See Notes to Financial Statements

54

Financial Highlights – continued

MFS® GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$10.02		$10.68	$10.87	$10.84		$11.00	$11.23

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.39	$0.38	$0.40	(z)	$0.41	$0.40
Net realized and unrealized gain (loss) on investments	0.79		(0.49)	(0.20)	0.00	(w)(z)	(0.18)	(0.24)
Total from investment operations	$0.98		$(0.10)	$0.18	$0.40		$0.23	$0.16

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.37)		$(0.39)	$(0.39)
From net realized gain on investments	—		(0.20)	—	—		—	—
Total distributions declared to shareholders	$(0.18)		$(0.56)	$(0.37)	$(0.37)		$(0.39)	$(0.39)
Net asset value, end of period	$10.82		$10.02	$10.68	$10.87		$10.84	$11.00
Total return (%) (r)(s)(t)	9.90	(n)	(0.79)	1.67	3.77		2.05	1.51

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.80	2.16	2.22		2.14	1.99
Expenses after expense reductions (f)	1.75	(a)	1.62	1.91	1.97		1.89	1.74
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.61	1.63	1.68		1.68	1.63
Net investment income	3.60	(a)	3.78	3.54	3.63	(z)	3.72	3.60
Portfolio turnover	7		26	26	6		5	18
Net assets at end of period (000 omitted)	$3,767		$4,344	$6,780	$8,175		$9,816	$13,280

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

55

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$10.15		$10.83	$11.30	$11.27		$11.49	$11.74

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.48	$0.50	$0.50	(z)	$0.50	$0.52
Net realized and unrealized gain (loss) on investments	0.95		(0.65)	(0.48)	0.04	(z)	(0.15)	(0.25)
Total from investment operations	$1.17		$(0.17)	$0.02	$0.54		$0.35	$0.27

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.47)	$(0.48)		$(0.50)	$(0.51)
From net realized gain on investments	—		(0.04)	(0.02)	(0.03)		(0.07)	(0.01)
Total distributions declared to shareholders	$(0.24)		$(0.51)	$(0.49)	$(0.51)		$(0.57)	$(0.52)
Net asset value, end of period	$11.08		$10.15	$10.83	$11.30		$11.27	$11.49
Total return (%) (r)(s)(t)	11.64	(n)	(1.57)	0.15	4.88		3.06	2.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	1.11	1.26	1.29		1.19	1.14
Expenses after expense reductions (f)	0.95	(a)	0.94	1.01	1.04		0.94	0.89
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.89	0.88	0.91		0.94	0.89
Net investment income	4.25	(a)	4.67	4.46	4.48	(z)	4.38	4.48
Portfolio turnover	12		24	7	16		9	12
Net assets at end of period (000 omitted)	$104,087		$93,075	$103,894	$117,598		$115,307	$124,261

See Notes to Financial Statements

56

Financial Highlights – continued

MFS® MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$10.14		$10.83	$11.29	$11.26		$11.49	$11.74

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.42	$0.42	$0.43	(z)	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	0.96		(0.67)	(0.46)	0.03	(z)	(0.17)	(0.25)
Total from investment operations	$1.14		$(0.25)	$(0.04)	$0.46		$0.26	$0.19

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.40)	$(0.40)		$(0.42)	$(0.44)
From net realized gain on investments	—		(0.04)	(0.02)	(0.03)		(0.07)	(0.00	)(w)
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.42)	$(0.43)		$(0.49)	$(0.44)
Net asset value, end of period	$11.08		$10.14	$10.83	$11.29		$11.26	$11.49
Total return (%) (r)(s)(t)	11.34	(n)	(2.31)	(0.41)	4.21		2.30	1.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.77	1.91	1.95		1.84	1.79
Expenses after expense reductions (f)	1.70	(a)	1.59	1.66	1.70		1.59	1.54
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.55	1.53	1.56		1.59	1.54
Net investment income	3.51	(a)	4.01	3.81	3.83	(z)	3.72	3.83
Portfolio turnover	12		24	7	16		9	12
Net assets at end of period (000 omitted)	$7,653		$8,385	$12,153	$16,515		$21,011	$25,716
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

57

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$10.35		$10.91	$11.25	$11.22		$11.31	$11.52

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.44	$0.51	(z)	$0.48	$0.51
Net realized and unrealized gain (loss) on investments	0.96		(0.52)	(0.26)	0.02	(z)	(0.05)	(0.22)
Total from investment operations	$1.20		$(0.03)	$0.18	$0.53		$0.43	$0.29

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.48)	$(0.47)	$(0.47)		$(0.48)	$(0.50)
From net realized gain on investments	—		(0.05)	(0.05)	(0.03)		(0.04)	—
Total distributions declared to shareholders	$(0.24)		$(0.53)	$(0.52)	$(0.50)		$(0.52)	$(0.50)
Net asset value, end of period	$11.31		$10.35	$10.91	$11.25		$11.22	$11.31
Total return (%) (r)(s)(t)	11.70	(n)	(0.21)	1.69	4.80		3.83	2.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	1.04	1.35	1.39		1.34	1.19
Expenses after expense reductions (f)	0.88	(a)	0.87	1.10	1.14		1.09	0.94
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.83	0.82	0.87		0.90	0.84
Net investment income	4.53	(a)	4.69	4.00	4.57	(z)	4.23	4.48
Portfolio turnover	8		40	20	5		10	11
Net assets at end of period (000 omitted)	$217,847		$185,105	$189,804	$189,049		$196,992	$210,103

See Notes to Financial Statements

58

Financial Highlights – continued

MFS® MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$10.37		$10.93	$11.27	$11.24		$11.33	$11.54

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.42	$0.37	$0.44	(z)	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	0.96		(0.52)	(0.26)	0.02	(z)	(0.05)	(0.21)
Total from investment operations	$1.16		$(0.10)	$0.11	$0.46		$0.36	$0.22

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.40)	$(0.40)		$(0.41)	$(0.43)
From net realized gain on investments	—		(0.05)	(0.05)	(0.03)		(0.04)	—
Total distributions declared to shareholders	$(0.20)		$(0.46)	$(0.45)	$(0.43)		$(0.45)	$(0.43)
Net asset value, end of period	$11.33		$10.37	$10.93	$11.27		$11.24	$11.33
Total return (%) (r)(s)(t)	11.27	(n)	(0.86)	1.04	4.12		3.16	1.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.70	2.00	2.04		1.99	1.84
Expenses after expense reductions (f)	1.63	(a)	1.53	1.75	1.79		1.74	1.59
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.48	1.48	1.52		1.55	1.49
Net investment income	3.79	(a)	4.01	3.35	3.92	(z)	3.58	3.83
Portfolio turnover	8		40	20	5		10	11
Net assets at end of period (000 omitted)	$16,661		$17,166	$24,353	$31,415		$36,924	$40,766

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

59

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of each fund’s Statement of Assets and Liabilities through November 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Each fund complies with FASB Accounting Standard Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

60

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing each fund’s assets or liabilities carried at market value:

Alabama Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$82,119,248	$—	$82,119,248
Mutual Funds	660,173	—	—	660,173
Total Investments	$660,173	$82,119,248	$—	$82,779,421

Other Financial Instruments
Futures	$(14,227)	$—	$—	$(14,227)

Arkansas Fund
Investments at Value
Municipal Bonds	$—	$167,963,634	$—	$167,963,634
Mutual Funds	6,794,944	—	—	6,794,944
Total Investments	$6,794,944	$167,963,634	$—	$174,758,578

Other Financial Instruments
Futures	$(3,150)	$—	$—	$(3,150)

California Fund
Investments at Value
Municipal Bonds	$—	$372,883,714	$—	$372,883,714
Mutual Funds	8,494,014	—	—	8,494,014
Total Investments	$8,494,014	$372,883,714	$—	$381,377,728

Other Financial Instruments
Futures	$(149,485)	$—	$—	$(149,485)

Florida Fund
Investments at Value
Municipal Bonds	$—	$49,876,071	$—	$49,876,071
Mutual Funds	916,714	—	—	916,714
Total Investments	$916,714	$49,876,071	$—	$50,792,785

Other Financial Instruments
Futures	$(16,833)	$—	$—	$(16,833)

Georgia Fund
Investments at Value
Municipal Bonds	$—	$63,388,775	$—	$63,388,775
Mutual Funds	1,449,889	—	—	1,449,889
Total Investments	$1,449,889	$63,388,775	$—	$64,838,664

Other Financial Instruments
Futures	$(12,647)	$—	$—	$(12,647)

Maryland Fund
Investments at Value
Municipal Bonds	$—	$109,707,437	$—	$109,707,437
Mutual Funds	399,325	—	—	399,325
Total Investments	$399,325	$109,707,437	$—	$110,106,762

Other Financial Instruments
Futures	$(35,652)	$—	$—	$(35,652)

61

Notes to Financial Statements (unaudited) – continued

Massachusetts Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$233,212,335	$—	$233,212,335
Mutual Funds	769,932	—	—	769,932
Total Investments	$769,932	$233,212,335	$—	$233,982,267

Other Financial Instruments
Futures	$(93,339)	$—	$—	$(93,339)

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period each fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about each fund’s use of and accounting for derivative instruments and the effect of derivative instruments on each fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though each fund may use derivatives in an attempt to achieve an economic hedge, each fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

ASC 815 also requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing ASC 815’s credit derivative disclosure provisions as each fund did not hold any credit derivatives for which it was the seller of protection at period end.

As defined under ASC 815, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Each fund’s period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by each fund at September 30, 2009:

		Liability Derivatives	Fair Value (a)
		Location on Statements of Assets and Liabilities	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Interest Rate Contracts not Accounted for as Hedging Instruments Under ASC 815	Interest Rate Futures	Unrealized depreciation on investments	$(14,227)	$(3,150)	$(149,485)	$(16,833)	$(12,647)	$(35,652)	$(93,339)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is reported within each fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by certain funds for the six months ended September 30, 2009 as reported in the Statements of Operations:

		Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Interest Rate Contracts	Futures Contracts	$15,306	$(8,228)	$155	$8,349	$(3,194)	$12,170

62

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by each fund for the six months ended September 30, 2009 as reported in the Statements of Operations:

		Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Interest Rate Contracts	Futures Contracts	$(14,227)	$29,803	$18,274	$1,141	$5,327	$297	$(12,455)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolios of Investments.

Futures Contracts – Each fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

63

Notes to Financial Statements (unaudited) – continued

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2009, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$200,449	$319,704	$—	$95	$201,080	$19,840	$—
Tax-exempt income	3,374,521	6,505,641	17,647,476	2,563,816	2,401,875	4,862,616	9,262,635
Long-term capital gain	285,506	963,292	—	90,456	926,507	351,870	913,887
Total distributions	$3,860,476	$7,788,637	$17,647,476	$2,654,367	$3,529,462	$5,234,326	$10,176,522

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/09	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$79,624,054	$167,178,538	$373,170,226	$50,206,318	$61,633,921	$106,101,299	$220,910,859
Gross appreciation	3,928,678	8,885,938	17,562,388	1,833,288	3,519,952	6,031,429	15,323,179
Gross depreciation	(773,311)	(1,305,898)	(9,354,886)	(1,246,821)	(315,209)	(2,025,966)	(2,251,771)
Net unrealized appreciation (depreciation)	$3,155,367	$7,580,040	$8,207,502	$586,467	$3,204,743	$4,005,463	$13,071,408

As of 3/31/09
Undistributed ordinary income	—	—	—	—	1,027	—	—
Undistributed tax-exempt income	331,825	582,093	1,730,598	226,573	272,598	543,550	1,045,574
Undistributed long-term capital gain	—	—	—	—	167,706	5,690	744,776
Capital loss carryforwards	(29,072)	—	(3,821,717)	(53,158)	—	—	—
Post-October capital loss deferral	(74,504)	(3,961)	—	(205,312)	(345,415)	(389,928)	—
Other temporary differences	(285,085)	(553,790)	(1,439,163)	(211,743)	(219,617)	(425,752)	(820,323)
Net unrealized appreciation (depreciation)	(2,669,524)	(2,273,576)	(29,399,980)	(3,717,820)	(1,417,412)	(5,047,788)	(4,960,088)

The aggregate cost above includes prior fiscal year end tax adjustments.

64

Notes to Financial Statements (unaudited) – continued

As of March 31, 2009, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Alabama Fund	California Fund	Florida Fund
3/31/14	$—	$(104,559)	$—
3/31/16	—	(2,654,117)	—
3/31/17	(29,072)	(1,063,041)	(53,158)
Total	$(29,072)	$(3,821,717)	$(53,158)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund		Florida Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$1,528,038	$3,084,759	$3,196,505	$6,263,853	$7,285,341	$15,431,046	$1,045,633	$2,323,816
Class B	115,249	289,762	111,854	241,788	381,400	1,064,540	98,573	240,000
Class C	—	—	—	—	636,096	1,151,890	—	—
Total	$1,643,287	$3,374,521	$3,308,359	$6,505,641	$8,302,837	$17,647,476	$1,144,206	$2,563,816

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$1,215,503	$2,191,037	$2,208,591	$4,459,411	$4,391,957	$8,464,596
Class B	71,446	210,838	151,496	403,205	315,259	798,039
Total	$1,286,949	$2,401,875	$2,360,087	$4,862,616	$4,707,216	$9,262,635

From net realized gain on investments

	Alabama Fund		Arkansas Fund		Florida Fund		Georgia Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$—	$437,088	$—	$1,228,299	$—	$80,823	$—	$1,014,196
Class B	—	48,867	—	54,697	—	9,728	—	113,391
Total	$—	$485,955	$—	$1,282,996	$—	$90,551	$—	$1,127,587

	Maryland Fund		Massachusetts Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$—	$338,022	$—	$830,826
Class B	—	33,688	—	83,061
Total	$—	$371,710	$—	$913,887

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including

65

Notes to Financial Statements (unaudited) – continued

interest expenses and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain fund’s average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.93%	1.00%	0.95%
Class B	1.68%	1.75%	1.70%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2010. For the six months ended September 30, 2009, these reductions amounted to $12,892 for the Alabama Fund and $5,723 for the Georgia Fund and are reflected as a reductions of total expenses in the Statements of Operations. For the six months ended September 30, 2009, the actual operating expenses for the Maryland Fund did not exceed the limit and therefore, the investment adviser did not pay any portion of the Maryland Fund’s expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2009, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$16,776	$77,972	$53,749	$9,560	$9,425	$12,410	$38,617

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$89,315
Arkansas Fund	—	0.25%	0.25%	0.10%	116,954
California Fund	—	0.25%	0.25%	0.10%	231,110
Florida Fund	—	0.25%	0.25%	0.00%	18,808
Georgia Fund	—	0.25%	0.25%	0.25%	70,936
Maryland Fund	—	0.25%	0.25%	0.25%	122,141
Massachusetts Fund	—	0.25%	0.25%	0.25%	248,829

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$32,583
Arkansas Fund	0.75%	0.25%	1.00%	0.86%	29,703
California Fund	0.75%	0.25%	1.00%	0.86%	86,099
Florida Fund	0.75%	0.25%	1.00%	0.78%	21,101
Georgia Fund	0.75%	0.25%	1.00%	1.00%	20,221
Maryland Fund	0.75%	0.25%	1.00%	1.00%	40,040
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	85,907

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$165,831

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$121,898	$146,657	$483,040	$39,909	$91,157	$162,181	$334,736

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

66

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2009, based on each class’ average daily net assets.
Arkansas Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%, MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $40,520 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate for Class A was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $1,452 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect.
California Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%, MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $78,330 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate for Class A was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $4,517 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect.
Florida Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%, MFD has agreed in writing to reduce the Class A service fee to 0.00%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $18,808 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, payment of the fund’s 0.25% Class A service fee was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced to 0.00% by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $1,758 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2009, were as follows:

CDSC imposed	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$—	$—	$10,000	$—	$—	$—	$—
Class B	2,586	3,328	6,183	3,747	1,380	669	2,090
Class C	N/A	N/A	1,373	N/A	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2009, each fund paid the following fee, which equated to the following annual percent of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$11,330	$28,221	$65,740	$8,923	$9,633	$23,306	$43,359
Percent of average daily net assets	0.0290%	0.0354%	0.0367%	0.0363%	0.0317%	0.0441%	0.0401%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$13,397	$19,412	$49,406	$9,472	$10,309	$18,123	$28,704

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2009 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
0.0291%	0.0237%	0.0209%	0.0357%	0.0321%	0.0264%	0.0224%

67

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense for each fund. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$329	$359	$609	$359	$295	$586	$593

The liability for deferred retirement benefits payable to certain independent Trustees in connection with the DB Plan amounted to the following at September 30, 2009, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$7,693	$7,387	$16,133	$7,380	$8,693	$11,505	$11,457

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended September 30, 2009, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$370	$748	$1,690	$235	$287	$501	$1,019

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$304	$615	$1,389	$193	$236	$412	$838

Each fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$17,793,394	$22,688,659	$56,488,978	$1,131,808	$7,248,370	$12,761,312	$34,501,098
Sales	$14,544,491	$7,162,266	$52,929,805	$1,483,090	$4,342,503	$12,274,690	$16,732,054

68

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	758,131	$7,558,548	1,524,765	$14,907,781	2,533,766	$24,628,454	1,838,224	$17,596,391
Class B	19,050	188,339	43,365	411,313	130,926	1,276,878	92,195	878,328
	777,181	$7,746,887	1,568,130	$15,319,094	2,664,692	$25,905,332	1,930,419	$18,474,719

Shares issued to shareholders in reinvestment of distributions
Class A	93,877	$939,680	242,516	$2,368,152	202,522	$1,975,063	522,341	$4,922,940
Class B	8,002	80,004	26,442	257,896	6,415	62,594	19,579	184,515
	101,879	$1,019,684	268,958	$2,626,048	208,937	$2,037,657	541,920	$5,107,455

Shares reacquired
Class A	(551,967)	$(5,467,741)	(1,665,282)	$(16,211,535)	(749,337)	$(7,270,685)	(1,573,532)	$(14,742,954)
Class B	(121,179)	(1,205,101)	(194,172)	(1,878,160)	(64,612)	(628,110)	(150,020)	(1,416,677)
	(673,146)	$(6,672,842)	(1,859,454)	$(18,089,695)	(813,949)	$(7,898,795)	(1,723,552)	$(16,159,631)

Net change
Class A	300,041	$3,030,487	101,999	$1,064,398	1,986,951	$19,332,832	787,033	$7,776,377
Class B	(94,127)	(936,758)	(124,365)	(1,208,951)	72,729	711,362	(38,246)	(353,834)
	205,914	$2,093,729	(22,366)	$(144,553)	2,059,680	$20,044,194	748,787	$7,422,543

	California Fund
	Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,674,871	$24,966,795	10,147,433	$54,058,519
Class B	99,237	528,198	218,963	1,166,444
Class C	1,128,030	6,064,178	1,473,546	7,794,943
	5,902,138	$31,559,171	11,839,942	$63,019,906

Shares issued to shareholders in reinvestment of distributions
Class A	730,171	$3,930,386	1,736,958	$9,217,000
Class B	44,084	237,118	136,182	725,241
Class C	60,337	325,907	132,464	704,542
	834,592	$4,493,411	2,005,604	$10,646,783

Shares reacquired
Class A	(4,464,529)	$(23,782,501)	(16,223,876)	$(85,636,027)
Class B	(656,202)	(3,515,741)	(2,189,165)	(11,493,065)
Class C	(356,065)	(1,896,957)	(890,232)	(4,625,186)
	(5,476,796)	$(29,195,199)	(19,303,273)	$(101,754,278)

Net change
Class A	940,513	$5,114,680	(4,339,485)	$(22,360,508)
Class B	(512,881)	(2,750,425)	(1,834,020)	(9,601,380)
Class C	832,302	4,493,128	715,778	3,874,299
	1,259,934	$6,857,383	(5,457,727)	$(28,087,589)

69

Notes to Financial Statements (unaudited) – continued

	Florida Fund				Georgia Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	263,615	$2,451,802	633,254	$5,909,039	525,670	$5,442,774	1,151,749	$11,795,811
Class B	12,810	118,381	65,703	605,341	28,329	294,261	38,603	392,421
	276,425	$2,570,183	698,957	$6,514,380	553,999	$5,737,035	1,190,352	$12,188,232

Shares issued to shareholders in reinvestment of distributions
Class A	64,116	$590,675	131,375	$1,198,662	85,851	$884,477	211,245	$2,097,556
Class B	6,209	57,208	12,192	111,395	4,875	50,298	18,295	182,384
	70,325	$647,883	143,567	$1,310,057	90,726	$934,775	229,540	$2,279,940

Shares reacquired
Class A	(355,296)	$(3,249,637)	(1,235,993)	$(11,241,799)	(188,004)	$(1,930,344)	(688,605)	$(6,853,876)
Class B	(56,569)	(519,370)	(296,490)	(2,744,483)	(118,430)	(1,221,602)	(258,244)	(2,609,229)
	(411,865)	$(3,769,007)	(1,532,483)	$(13,986,282)	(306,434)	$(3,151,946)	(946,849)	$(9,463,105)

Net change
Class A	(27,565)	$(207,160)	(471,364)	$(4,134,098)	423,517	$4,396,907	674,389	$7,039,491
Class B	(37,550)	(343,781)	(218,595)	(2,027,747)	(85,226)	(877,043)	(201,346)	(2,034,424)
	(65,115)	$(550,941)	(689,959)	$(6,161,845)	338,291	$3,519,864	473,043	$5,005,067

	Maryland Fund				Massachusetts Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	406,724	$4,289,635	817,136	$8,505,319	2,090,419	$22,446,711	2,897,514	$29,859,717
Class B	23,038	243,853	20,930	215,761	58,196	621,401	114,114	1,187,294
	429,762	$4,533,488	838,066	$8,721,080	2,148,615	$23,068,112	3,011,628	$31,047,011

Shares issued to shareholders in reinvestment of distributions
Class A	155,671	$1,637,482	301,252	$3,094,331	258,435	$2,773,225	490,887	$5,091,501
Class B	10,084	105,841	23,784	244,264	19,391	208,064	49,797	518,791
	165,755	$1,743,323	325,036	$3,338,595	277,826	$2,981,289	540,684	$5,610,292

Shares reacquired
Class A	(343,605)	$(3,625,028)	(1,536,364)	$(15,662,377)	(960,409)	$(10,354,435)	(2,901,758)	$(29,550,894)
Class B	(169,030)	(1,776,072)	(340,439)	(3,477,387)	(261,761)	(2,828,295)	(736,520)	(7,722,780)
	(512,635)	$(5,401,100)	(1,876,803)	$(19,139,764)	(1,222,170)	$(13,182,730)	(3,638,278)	$(37,273,674)

Net change
Class A	218,790	$2,302,089	(417,976)	$(4,062,727)	1,388,445	$14,865,501	486,643	$5,400,324
Class B	(135,908)	(1,426,378)	(295,725)	(3,017,362)	(184,174)	(1,998,830)	(572,609)	(6,016,695)
	82,882	$875,711	(713,701)	$(7,080,089)	1,204,271	$12,866,671	(85,966)	$(616,371)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the

70

Notes to Financial Statements (unaudited) – continued

Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2009, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Florida Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$699	$1,367	$3,168	$450	$533	$943	$1,882
Interest Expense	—	—	—	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2009, are as follows:

	Underlying Funds - MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Alabama Fund	1,959,869	16,457,902	(17,757,598)	660,173
Arkansas Fund	4,265,949	25,562,752	(23,033,757)	6,794,944
California Fund	8,577,179	57,715,472	(57,798,637)	8,494,014
Florida Fund	984,804	3,848,945	(3,917,035)	916,714
Georgia Fund	774,568	8,970,845	(8,295,524)	1,449,889
Maryland Fund	194,806	14,951,405	(14,746,886)	399,325
Massachusetts Fund	5,580,865	29,510,961	(34,321,894)	769,932

	Underlying Funds - MFS Institutional Money Market Portfolio
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$—	$—	$2,337	$660,173
Arkansas Fund	$—	$—	$6,375	$6,794,944
California Fund	$—	$—	$12,803	$8,494,014
Florida Fund	$—	$—	$1,068	$916,714
Georgia Fund	$—	$—	$1,319	$1,449,889
Maryland Fund	$—	$—	$2,538	$399,325
Massachusetts Fund	$—	$—	$7,525	$769,932

71

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.

72

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitations noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

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MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS Florida Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

74

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

75

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

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CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS
INVESTMENT MANAGEMENT

9/30/09 Semiannual report

MFS® Municipal Series Trust

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,

South Carolina, Tennessee, Virginia, and West Virginia

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

There remains some question as to when the global economy will achieve a sustainable recovery. While some economists and market watchers are optimistic that the worst is behind us, a number also agree with U.S. Federal Reserve Board Chairman Ben Bernanke who said in September that “even though from a technical perspective the recession is very likely over at this point, it’s still going to feel like a very weak economy for some time.”

Have we in fact turned the corner? We have seen tremendous rallies in the markets over the past six months. The Fed has cut interest rates aggressively toward zero to support credit markets, global deleveraging has helped diminish inflationary concerns, and stimulus measures have put more money in the hands of the government and individuals to keep the economy moving. Still, unemployment remains high, consumer confidence and spending continue to waiver, and the housing market, while improving, has a long way to go to recover.

Regardless of lingering market uncertainties, MFS® is confident that the fundamental principles of long-term investing will always apply. We encourage investors to speak with their advisors to identify and research long-term investment opportunities thoroughly. Global research continues to be one of the hallmarks of MFS, along with a unique collaboration between our portfolio managers and sector analysts, who regularly discuss potential investments before making both buy and sell decisions.

As we continue to dig out from the worst financial crisis in decades, keep in mind that while the road back to sustainable recovery will be slow, gradual, and even bumpy at times, conditions are significantly better than they were six months ago.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

November 16, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS® Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	18.1%
Universities – Colleges	15.6%
Healthcare Revenue – Hospitals	13.6%
Water & Sewer Utility Revenue	12.8%
General Obligations – General Purpose	8.0%

Credit quality of bonds (r)
AAA	6.4%
AA	39.9%
A	25.8%
BBB	15.6%
BB	2.4%
B	0.2%
Not Rated	9.7%

Portfolio facts
Average Duration (d)(i)	8.6
Average Effective Maturity (i)(m)	15.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	14.3%
Universities – Colleges	13.5%
Water & Sewer Utility Revenue	10.3%
Transportation – Special Tax	8.7%
Healthcare Revenue – Hospitals	7.9%

Credit quality of bonds (r)
AAA	6.3%
AA	42.5%
A	34.3%
BBB	12.4%
BB	1.1%
B	0.6%
Not Rated	2.8%

Portfolio facts
Average Duration (d)(i)	9.2
Average Effective Maturity (i)(m)	18.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.6%
Healthcare Revenue – Hospitals	16.3%
Utilities – Municipal owned	14.6%
Water & Sewer Utility Revenue	9.3%
State & Local Agencies	5.6%

Credit quality of bonds (r)
AAA	6.1%
AA	58.0%
A	18.5%
BBB	13.9%
BB	0.8%
B	0.1%
Not Rated	2.6%

Portfolio facts
Average Duration (d)(i)	8.4
Average Effective Maturity (i)(m)	16.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
General Obligations – Schools	18.4%
Healthcare Revenue – Hospitals	18.0%
Universities – Colleges	14.0%
Water & Sewer Utility Revenue	9.9%
Single Family Housing – State	8.6%

Credit quality of bonds (r)
AAA	1.5%
AA	41.0%
A	24.2%
BBB	26.3%
BB	1.3%
B	0.1%
Not Rated	5.6%

Portfolio facts
Average Duration (d)(i)	8.9
Average Effective Maturity (i)(m)	16.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.0%
Water & Sewer Utility Revenue	13.5%
Universities – Colleges	12.6%
Utilities – Municipal owned	8.6%
General Obligations – Schools	8.0%

Credit quality of bonds (r)
AAA	7.4%
AA	40.2%
A	31.3%
BBB	17.0%
BB	0.6%
B	0.8%
Not Rated	2.7%

Portfolio facts
Average Duration (d)(i)	8.6
Average Effective Maturity (i)(m)	17.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
State & Local Agencies	16.2%
Healthcare Revenue – Hospitals	16.2%
Water & Sewer Utility Revenue	14.0%
Single Family Housing – State	12.2%
Utilities – Municipal owned	10.8%

Credit quality of bonds (r)
AAA	4.6%
AA	68.0%
A	12.1%
BBB	12.1%
BB	1.3%
B	0.5%
Not Rated	1.4%

Portfolio facts
Average Duration (d)(i)	8.8
Average Effective Maturity (i)(m)	16.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

Portfolio Composition – continued

MFS® Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	24.3%
Healthcare Revenue – Hospitals	14.8%
State & Local Agencies	11.7%
Single Family Housing – State	5.3%
General Obligations – Improvement	4.9%

Credit quality of bonds (r)
AAA	19.9%
AA	36.7%
A	20.4%
BBB	16.0%
BB	2.1%
B	0.5%
D	0.2%
Not Rated	4.2%

Portfolio facts
Average Duration (d)(i)	9.0
Average Effective Maturity (i)(m)	17.6 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

MFS® West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.4%
State & Local Agencies	18.0%
General Obligations – General Purpose	15.0%
Water & Sewer Utility Revenue	14.6%
Healthcare Revenue – Hospitals	10.4%

Credit quality of bonds (r)
AAA	7.4%
AA	14.7%
A	42.4%
BBB	22.8%
BB	1.1%
B	0.7%
Not Rated	10.9%

Portfolio facts
Average Duration (d)(i)	8.5
Average Effective Maturity (i)(m)	16.1 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A
Average Credit Quality of Rated Securities (short-term) (a)(c)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(c)	Includes holding in the MFS Institutional Money Market Portfolio which is not rated by a public rating agency. The average credit quality of rated securities (short-term) is based upon a market weighted average of the underlying holdings within the MFS Institutional Money Market Portfolio that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 9/30/09.

Percentages are based on net assets as of 9/30/09, unless otherwise noted.

The portfolios are actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2009 through September 30, 2009

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS® MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.74%	$1,000.00	$1,096.14	$3.89
	Hypothetical (h)	0.74%	$1,000.00	$1,021.36	$3.75
B	Actual	1.46%	$1,000.00	$1,090.95	$7.65
	Hypothetical (h)	1.46%	$1,000.00	$1,017.75	$7.38

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.79% for Class A shares; the actual expenses paid during the period would have been approximately $4.15 for Class A shares; and the hypothetical expenses paid during the period would have been approximately $4.00 for Class A shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.87%	$1,000.00	$1,109.11	$4.60
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
B	Actual	1.62%	$1,000.00	$1,105.32	$8.55
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
C	Actual	1.62%	$1,000.00	$1,105.06	$8.55
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.88%	$1,000.00	$1,095.87	$4.62
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,090.98	$8.54
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.62%	$1,000.00	$1,090.82	$8.49
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.77%	$1,000.00	$1,105.78	$4.06
	Hypothetical (h)	0.77%	$1,000.00	$1,021.21	$3.90
B	Actual	1.52%	$1,000.00	$1,101.31	$8.01
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.80% and 1.55% for Class A and B shares, respectively; the actual expenses paid during the period would have been approximately $4.22 and $8.16 for Class A and B shares, respectively; and the hypothetical expenses paid during the period would have been approximately $4.05 and $7.84 for Class A and B shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.90%	$1,000.00	$1,097.30	$4.73
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,092.35	$8.65
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34

MFS® TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.91%	$1,000.00	$1,096.85	$4.78
	Hypothetical (h)	0.91%	$1,000.00	$1,020.51	$4.61
B	Actual	1.66%	$1,000.00	$1,092.87	$8.71
	Hypothetical (h)	1.66%	$1,000.00	$1,016.75	$8.39

MFS® VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.88%	$1,000.00	$1,105.31	$4.64
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,101.30	$8.59
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
C	Actual	1.63%	$1,000.00	$1,101.16	$8.59
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Expenses Paid During Period (p) 4/01/09-9/30/09
A	Actual	0.90%	$1,000.00	$1,098.30	$4.73
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,094.26	$8.66
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.8%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.5%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,553,226

General Obligations - General Purpose - 8.0%
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	$455,000	$455,218
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	214,652
Commonwealth of Puerto Rico, “A”, 6%, 2038	365,000	370,409
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	3,220,000	3,512,569
Hinds County, MS, NATL, 6.25%, 2011	1,285,000	1,378,728
Mississippi Development Bank Special Obligations (Jackson, Mississippi), FSA, 5.25%, 2020	620,000	748,811
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	1,000,000	1,051,290
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	335,000	376,939
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	403,418
		$8,512,034
General Obligations - Improvement - 1.3%
Guam Government, “A”, 6.75%, 2029	$35,000	$38,214
Guam Government, “A”, 5.25%, 2037	155,000	140,850
Guam Government, “A”, 7%, 2039	40,000	43,822
Mississippi Capital Improvement, “I”, 6%, 2009 (c)	1,000,000	1,004,070
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	245,000	205,577
		$1,432,533
General Obligations - Schools - 3.4%
Biloxi, MS, Public School District, NATL, 5%, 2021	$1,000,000	$1,021,280
Jackson, MS, Public School District, “B”, AMBAC, 5.75%, 2010 (c)	1,000,000	1,053,060
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2022	2,000,000	1,035,020
Jackson, MS, Public School District, “B”, AMBAC, 0%, 2023	1,000,000	484,540
		$3,593,900
Healthcare Revenue - Hospitals - 13.4%
Corinth & Alcorn County, MS, Hospital Rev. (Magnolia Regional Health Center), 5.5%, 2021	$375,000	$364,744
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	2,250,000	2,250,428
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,770

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	$500,000	$501,585
Hinds County, MS, Rev. (Methodist Hospital & Rehabilitation), AMBAC, 5.6%, 2012	1,110,000	1,116,960
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	355,000	370,993
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	352,167
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	705,000	743,521
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	317,715
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,084,470
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,025,290
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,009,700
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), FSA, 5.625%, 2011 (c)	1,000,000	1,070,030
Mississippi Hospital Equipment & Facilities Authority Rev. Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	446,460
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	244,763
Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	244,500
South Broward, FL, Hospital District Rev., 5%, 2036	485,000	489,695
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	135,000	145,571
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	180,000	191,669
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	80,063
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	198,614
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	695,494

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	$430,000	$394,400
		$14,342,602
Industrial Revenue - Environmental Services - 0.2%
Mississippi Business Finance Corp. (Solid Waste Management, Inc.), 4.4%, 2027 (b)	$250,000	$252,470

Industrial Revenue - Other - 0.6%
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028	$500,000	$461,990
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	210,000	212,615
		$674,605
Industrial Revenue - Paper - 1.5%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$825,818
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	733,350
		$1,559,168
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$950,000	$889,884

Multi-Family Housing Revenue - 1.0%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Sanitobia LLC), GNMA, 5.35%, 2048	$1,000,000	$1,010,710
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	150,000	108,939
		$1,119,649
Sales & Excise Tax Revenue - 1.6%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$750,000	$922,530
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	745,142
		$1,667,672
Single Family Housing - Other - 0.9%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	$1,000,000	$961,510

Single Family Housing - State - 3.2%
Mississippi Home Corp. Rev., Single Family Mortgage Rev., “A-2 “, GNMA, 5.3%, 2034	$250,000	$257,308
Mississippi Home Corp. Rev., Single Family Rev., “A”, GNMA, 6.3%, 2031	145,000	150,622
Mississippi Home Corp. Rev., Single Family Rev., “A-2 “, GNMA, 5.625%, 2039	455,000	461,215

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 5.3%, 2023	$450,000	$449,366
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.95%, 2031	170,000	178,129
Mississippi Home Corp. Rev., Single Family Rev., “A-2”, GNMA, 6.5%, 2032	165,000	170,485
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	525,000	524,260
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.375%, 2032	265,000	274,180
Mississippi Home Corp. Rev., Single Family Rev., “B-2”, GNMA, 6.45%, 2033	300,000	310,830
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	615,000	616,796
		$3,393,191
State & Local Agencies - 17.8%
Lamar County, MS (Jail Project), NATL, 5.1%, 2021	$430,000	$446,267
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), FSA, 5%, 2028	1,320,000	1,400,718
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,069,410
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,192,408
Mississippi Development Bank Special Obligation (Hinds Community College), ASSD GTY, 5.375%, 2033	1,500,000	1,626,015
Mississippi Development Bank Special Obligation (Jackson Public School District), FSA, 5.375%, 2028	1,000,000	1,092,870
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,021,820
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	810,113
Mississippi Development Bank Special Obligations (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,393,210
Mississippi Development Bank Special Obligations (Correctional Facilities), “A”, AMBAC, 5.125%, 2025	1,000,000	1,034,360
Mississippi Development Bank Special Obligations (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	924,485
Mississippi Development Bank Special Obligations (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,039,900
Mississippi Development Bank Special Obligations (Natchez Mississippi Convention Center), AMBAC, 6%, 2013 (c)	750,000	876,045
Mississippi Development Bank Special Obligations (Public Improvement Board), 5%, 2023	750,000	748,358

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligations (Tunica County Building Project), AMBAC, 5%, 2026	$1,695,000	$1,803,429
Mississippi Development Bank Special Obligations (Tupelo Fairgrounds), “A”, AMBAC, 5%, 2017	785,000	807,600
Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009 (c)	1,750,000	1,792,123
		$19,079,131
Tax - Other - 0.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$125,000	$131,640
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	41,325
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	116,300
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	138,509
		$427,774
Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$141,309
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	150,000	143,322
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	190,000	154,128
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-1”, 5.75%, 2047	565,000	470,905
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	376,044
		$1,285,708
Transportation - Special Tax - 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2033	$1,135,000	$1,247,774
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	855,000	869,082
Mississippi Development Bank Special Obligations, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	517,595
Mississippi Development Bank Special Obligations, Madison County (Road & Bridge), AMBAC, 5.1%, 2013 (c)	1,175,000	1,324,448
		$3,958,899
Universities - Colleges - 15.4%
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,051,100
Alcorn State University, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	250,000	263,820
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), 5%, 2034 (b)	485,000	512,989

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	$3,100,000	$3,569,433
Jackson State University, Educational Building Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2012 (c)	750,000	828,765
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,145,087
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5.5%, 2016	1,000,000	1,061,550
Mississippi State University, Educational Building Corp. Rev., AMBAC, 5%, 2021	250,000	257,580
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Constuction), “A-1”, 5.25%, 2033	400,000	435,848
Mississippi Valley State University, Educational Building Corp. Rev., NATL, 5.5%, 2010 (c)	890,000	947,174
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	875,000	920,631
University of California Rev., “J”, FSA, 4.5%, 2035	985,000	991,117
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,591,380
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), FSA, 5%, 2034	750,000	789,285
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	1,000,000	1,096,920
University of Southern Mississippi, Educational Building Corp. Rev., “B”, FSA, 5%, 2032	1,000,000	1,054,250
		$16,516,929
Utilities - Investor Owned - 0.7%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$370,000	$408,765
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	265,000	285,561
		$694,326
Utilities - Municipal Owned - 6.9%
Guam Power Authority Rev., “A”, AMBAC, 5.25%, 2013	$1,000,000	$1,010,250
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	485,000	544,010
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	179,315
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	162,778
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	104,761

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	$485,000	$509,163
Mississippi Development Bank Special Obligations (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	978,060
Mississippi Development Bank Special Obligations (Okolona Electric System), 5.2%, 2011 (c)	1,010,000	1,084,023
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	1,069,280
Puerto Rico Electric Power Authority, Power Rev., “V”, FSA, 5.25%, 2027	570,000	650,461
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	1,000,000	1,111,580
		$7,403,681
Utilities - Other - 0.6%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$375,000	$380,771
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	186,622
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	95,438
		$662,831
Water & Sewer Utility Revenue - 12.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$423,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,880
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	240,000	308,532
Grenada, MS, Mississippi Development Bank Special Obligations (Water & Sewer Systems Project), “N”, FSA, 5%, 2030	1,000,000	1,042,480

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.25%, 2021	$1,270,000	$1,374,381
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), FSA, 5.05%, 2027	1,610,000	1,706,407
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), FSA, 5.625%, 2012 (c)	500,000	570,130
Mississippi Development Bank Special Obligations (Gulfport Water & Sewer Project), “A”, FGIC, 5.25%, 2012 (c)	2,000,000	2,210,140
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FSA, 5%, 2029	2,000,000	2,080,080
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), FGIC, 5%, 2032	250,000	251,938
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	1,000,000	1,075,810
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	450,000	464,909
		$13,585,467
Total Municipal Bonds (Identified Cost, $98,055,743)		$103,567,190

Money Market Funds (v) - 2.4%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	2,573,918	$2,573,918
Total Investments (Identified Cost, $100,629,661)		$106,141,108

Other Assets, Less Liabilities - 0.8%		894,982
Net Assets - 100.0%		$107,036,090

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 3.6%
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	$1,000,000	$1,000,941
Port Authority NY & NJ (132nd Series), 5%, 2033	2,000,000	2,098,340
Port Authority NY & NJ (153rd Series), 5%, 2038	4,000,000	4,272,040
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 6.25%, 2015	1,000,000	1,025,000
		$8,396,321
General Obligations - General Purpose - 4.7%
Commonwealth of Puerto Rico, SYNCORA, 5.5%, 2017	2,700,000	$2,940,840
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	495,000	482,967
Commonwealth of Puerto Rico, “A”, 6%, 2038	845,000	857,523
New York, NY, “A”, 6%, 2010 (c)	990,000	1,034,303
New York, NY, “A”, 5%, 2039	1,500,000	1,612,455
New York, NY, “B”, 5.375%, 2010 (c)	210,000	220,840
New York, NY, “C-1”, 5.25%, 2025	1,000,000	1,080,340
New York, NY, “D-1”, 5.125%, 2028	1,000,000	1,087,010
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,205,270
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,009
New York, NY, Unrefunded, “A”, 6%, 2019	10,000	10,332
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	340,000	382,565
		$10,919,454
General Obligations - Improvement - 0.3%
Erie County, NY, Public Improvement, “A”, FGIC, 5%, 2019	$140,000	$143,000
Guam Government, “A”, 6.75%, 2029	90,000	98,265
Guam Government, “A”, 5.25%, 2037	290,000	263,526
Guam Government, “A”, 7%, 2039	105,000	115,034
		$619,825
General Obligations - Schools - 2.9%
Genesee Valley, NY, Central School District (Angelica Belmont), FGIC, 5.25%, 2028	$1,720,000	$1,795,594
North Babylon, NY, Union Free School District, “A”, FGIC, 5.5%, 2018	2,415,000	2,484,407
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2012 (c)	500,000	585,875
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2013 (c)	500,000	611,480
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	632,965
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	652,460
		$6,762,781

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - 7.8%
Albany, NY, Industrial Development Agency, Civic Facilities Rev. (St. Peters), “D”, 5.75%, 2027	$1,000,000	$1,035,290
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	125,000	125,331
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	460,000	425,288
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	377,295
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	675,000	627,048
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	1,000,000	1,000,430
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	55,137
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	750,000	748,358
New York Dormitory Authority Rev. (St. Vincent’s Hospital & Medical Center), BHAC, 5%, 2027	3,000,000	3,466,860
New York Dormitory Authority Rev., Non-State Supported Debt, 6.25%, 2037	750,000	683,693
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,642,616
New York Dormitory Authority Rev., Non-State Supported Debt (Kaleida Health), FHA, 4.6%, 2027	920,000	925,336
New York Dormitory Authority Rev., Non-State Supported Debt (Long Island Jewish Medical Center), “A”, 5.5%, 2037	750,000	773,618
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026	250,000	250,348
New York Dormitory Authority Rev., Non-State Supported Debt (Mt. Sinai NYU Health), “C”, 5.5%, 2026	500,000	500,735
New York, NY, Health & Hospital Corp. Rev., “A”, 5.25%, 2017	760,000	765,138
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,090,070
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “B”, 6.375%, 2031	480,000	450,749
Saratoga County, NY, Industrial Development Agency Civic Facilities Rev., 5.25%, 2032	500,000	483,070

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Huntington Hospital), “C”, 5.875%, 2032	$1,000,000	$1,016,060
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	176,139
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	424,068
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	945,000	866,763
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), “A”, 7.125%, 2031	300,000	260,952
		$18,170,392
Healthcare Revenue - Long Term Care - 0.9%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$315,068
Nassau County, NY, Industrial Development Agency Continuing Care, 6.7%, 2043	550,000	473,292
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	385,000	323,666
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	391,670
Westchester County, NY, Industrial Development Agency, Civic Facilities Rev., Continuing Care Retirement (Kendal on Hudson), “A”, 6.5%, 2034 (c)	300,000	347,550
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	20,055
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	134,138
		$2,005,439
Human Services - 0.9%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$205,000	$192,503
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	692,213
New York Dormitory Authority Rev., Non-State Supported Debt (Nysarc, Inc.), “A”, 6%, 2032	705,000	747,053
New York, NY, Industrial Development Agency (PSCH, Inc.), 6.375%, 2033	500,000	445,555
		$2,077,324
Industrial Revenue - Airlines - 0.3%
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.125%, 2011	$100,000	$100,007

Issuer	Shares/Par	Value ($)

Industrial Revenue - Airlines - continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$350,000	$355,887
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	250,000	255,718
		$711,612
Industrial Revenue - Environmental Services - 0.2%
New York Environmental Facilities Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.875%, 2017 (b)	$500,000	$500,800

Industrial Revenue - Other - 2.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$3,180,000	$3,257,497
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	384,070
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,115,630
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	430,000	435,354
		$5,192,551
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,794
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	707,070
		$1,177,864
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	$439,999	$1,320
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	2,000,000	2,253,340
		$2,254,660
Miscellaneous Revenue - Other - 0.5%
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal), “A”, 5%, 2027	$1,000,000	$1,056,870

Multi-Family Housing Revenue - 1.9%
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	$810,000	$775,559
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,027,220
New York, NY, City Housing Development Corp., 5.5%, 2034	2,000,000	2,015,520

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Multi-Family Housing Revenue - continued
New York, NY, City Housing Development Corp., “C”, 5%, 2026	$500,000	$500,940
		$4,319,239
Sales & Excise Tax Revenue - 1.5%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$11,315,000	$716,918
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,000,000	1,034,920
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,070,000	1,145,349
Schenectady, NY, Metroplex Development Authority Rev., “A”, NATL, 5.375%, 2021	475,000	504,626
		$3,401,813
Single Family Housing - State - 3.0%
New York Mortgage Agency Rev., 5.1%, 2024	$2,000,000	$2,022,420
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,587,163
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	482,600
New York Mortgage Agency Rev., “156”, 5.35%, 2033	1,500,000	1,555,215
New York Mortgage Agency Rev., “158”, 6.6%, 2038	1,290,000	1,423,231
		$7,070,629
Solid Waste Revenue - 0.4%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	$850,000	$837,913

State & Agency - Other - 1.8%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$921,344
New York Dormitory Authority (State University), 5.375%, 2010 (c)	1,500,000	1,561,410
New York Dormitory Authority (Upstate Community Colleges), “A”, FSA, 6%, 2010 (c)(f)	1,010,000	1,062,530
New York Municipal Bond Bank Agency, Special Program Rev., “A”, AMBAC, 5.25%, 2015	715,000	749,549
		$4,294,833
State & Local Agencies - 14.1%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	$1,405,000	$1,010,813
New York Dormitory Authority (City University), “A”, 5.625%, 2016	2,450,000	2,782,343
New York Dormitory Authority (State University), 5.875%, 2017	1,130,000	1,295,534
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	1,690,000	1,743,624
New York Dormitory Authority Rev., Mental Health Services, “A”, NATL, 5.75%, 2010 (c)	5,000	5,098

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Dormitory Authority Rev., Mental Health Services, “B”, FSA, 5.25%, 2010 (c)	$35,000	$36,489
New York Dormitory Authority Rev., Mental Health Services, “D”, FSA, 5.25%, 2010 (c)	35,000	36,489
New York Dormitory Authority Rev., Mental Health Services, “D”, NATL, 5.25%, 2011 (c)	105,000	114,043
New York Dormitory Authority Rev., Mental Health Services, Unrefunded, “B”, NATL, 5.25%, 2031	725,000	732,758
New York Dormitory Authority Rev., Non-State Supported Debt, 5%, 2032	2,000,000	2,068,340
New York Dormitory Authority Rev., State Supported Debt, FSA, 5.25%, 2010 (c)	10,000	10,425
New York Dormitory Authority Rev., State Supported Debt, FSA, 5.25%, 2030	25,000	25,327
New York Dormitory Authority Rev., State Supported Debt, 5%, 2035	2,000,000	2,048,020
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2022	1,500,000	1,654,995
New York Dormitory Authority Rev., State Supported Debt, “A”, 5%, 2033	2,000,000	2,121,900
New York Dormitory Authority Rev., State Supported Debt, “B”, 5%, 2022	4,000,000	4,381,920
New York Dormitory Authority State Personal Income Tax Rev., 5%, 2038	1,000,000	1,072,300
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5.25%, 2022	1,000,000	1,046,920
New York Urban Development Corp. (State Facilities), AMBAC, 5.6%, 2015	2,750,000	3,089,075
New York Urban Development Corp. Rev., “B-1”, 5%, 2036	3,000,000	3,197,490
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,248,840
Tobacco Settlement Financing Corp., NY, “A-1”, 5.5%, 2018	2,000,000	2,108,300
		$32,831,043
Tax - Other - 4.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$284,342
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	92,982
Hudson Yards Infrastructure Corp. Rev., “A”, 5%, 2047	3,000,000	2,964,780
Hudson Yards Infrastructure Corp. Rev., “A”, FSA, 5%, 2047	2,500,000	2,527,450
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,163,040
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,064,840
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026	1,000,000	1,062,750
Virgin Islands Public Finance Authority Rev. (Diago), “A”, 6.625%, 2029	605,000	649,552
		$10,809,736

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$325,000	$306,170
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	330,000	315,308
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	405,000	328,536
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 0%, 2037	500,000	349,245
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,230,000	1,025,156
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	1,235,000	814,717
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	400,000	429,764
New York County Tobacco Trust II, 5.625%, 2035	800,000	716,672
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	393,005
		$4,678,573
Toll Roads - 4.3%
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	$4,295,000	$4,616,738
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,210,880
Triborough Bridge & Tunnel Authority Rev., NY, “C”, 5%, 2038	2,000,000	2,148,220
Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012 (c)	780,000	830,622
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded, “A”, NATL, 5%, 2032	310,000	318,029
		$10,124,489
Transportation - Special Tax - 8.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, 5%, 2016 (c)	$1,700,000	$2,022,337
Metropolitan Transportation Authority Rev., NY, FGIC, 5.875%, 2010 (c)	2,000,000	2,054,420
Metropolitan Transportation Authority Rev., NY, FGIC, 5%, 2025	2,500,000	2,616,975
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2026	1,500,000	1,584,375
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	2,000,000	2,067,560
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	2,410,000	2,481,119
Metropolitan Transportation Authority Rev., NY, “B”, FSA, 4.5%, 2032	1,900,000	1,942,864
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,336,900
Metropolitan Transportation Authority Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)	665,000	702,759
New York Thruway Authority, General Rev., Highway & Bridges, “A”, FSA, 5.8%, 2010 (c)	20,000	20,737

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
New York Thruway Authority, General Rev., Highway & Bridges, “B-1”, FGIC, 5.4%, 2010 (c)	$2,000,000	$2,069,760
		$19,899,806
Universities - Colleges - 13.4%
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	$1,000,000	$909,820
Amherst, NY, Industrial Development Agency Rev. (Daemen College), “A”, 6%, 2011 (c)	1,000,000	1,123,370
Cattaraugus County, NY, Industrial Development Agency Rev. (Jamestown Community College), “A”, 6.4%, 2010 (c)	500,000	532,275
Hempstead, NY, Local Development Corp. Rev., (Adelphi University), “B”, 5.25%, 2039	500,000	516,335
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,645,690
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,089,115
New York Dormitory Authority Rev. (Judicial Institute at Pace), AMBAC, 5.5%, 2010 (c)	2,500,000	2,620,800
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,041,400
New York Dormitory Authority Rev. (New York University), “A”, 5%, 2038	3,000,000	3,158,130
New York Dormitory Authority Rev. (Pace University), NATL, 6%, 2010 (c)	1,700,000	1,788,417
New York Dormitory Authority Rev. (St. John’s University), “A”, NATL, 5%, 2017	300,000	313,554
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	636,684
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,148,780
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	2,955,000	3,109,103
New York Dormitory Authority Rev., Non-State Supported Debt (Pratt Institute), “C”, ASSD GTY, 5%, 2034	1,000,000	1,058,420
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), 5.5%, 2039	1,000,000	1,061,770
New York Dormitory Authority Rev., Non-State Supported Debt (Yeshiva University), 5%, 2034	1,500,000	1,588,875
New York, NY, City Trust Cultural Resource Rev. (Juilliard), “A”, 5%, 2034	1,850,000	1,984,218
Schenectady, NY, New York Dormitory Authority Rev. (Cornell University), “A”, AMBAC, 5%, 2032	2,000,000	2,062,380
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	441,920

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	$2,225,000	$2,257,641
		$31,088,697
Utilities - Investor Owned - 0.6%
New York Environmental Facilities Corp., Water Facilities Rev. (Spring Valley Water Co.), “B”, AMBAC, 6.15%, 2024	$1,500,000	$1,505,940

Utilities - Municipal Owned - 5.1%
Guam Power Authority Rev., AMBAC, 5.25%, 2014	$1,000,000	$1,007,550
Long Island Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,175,340
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,313,740
Long Island Power Authority, Electric Systems Rev., “C”, 5.5%, 2013 (c)	400,000	465,264
Long Island Power Authority, Electric Systems Rev., “C”, FSA, 5%, 2035	1,520,000	1,574,659
Long Island Power Authority, Electric Systems Rev., “C”, 5%, 2035	2,000,000	2,065,900
New York Power Authority Rev., 5.25%, 2040	3,000,000	3,038,910
Virgin Islands Water & Power Authority Rev., 5.5%, 2017	200,000	202,620
		$11,843,983
Utilities - Other - 0.5%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,210,871

Water & Sewer Utility Revenue - 10.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	$1,200,000	$1,224,048
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2024	1,005,000	1,067,019
New York Environmental Facilities Corp., Clean Water & Drinking Rev., 5%, 2031	1,330,000	1,378,026
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,302,233
New York Environmental Facilities Corp., Pollution Control Rev., 5.75%, 2010	175,000	181,535

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
New York Environmental Facilities Corp., Pollution Control Rev., 6.875%, 2010	$30,000	$30,129
New York Environmental Facilities Corp., Pollution Control Rev., 7.25%, 2010	10,000	10,045
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	945,000	981,033
New York Environmental Facilities Corp., Pollution Control Rev., ETM, 5.75%, 2010 (c)	1,115,000	1,157,515
New York Environmental Facilities Corp., Water Facilities Rev., 6%, 2031	1,005,000	1,028,849
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,309,616
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5.125%, 2030	1,000,000	1,092,620
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2036	2,270,000	2,328,702
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,121,700
New York, NY, Municipal Water & Sewer Finance Authority Rev., 5%, 2038	2,000,000	2,121,700
New York, NY, Municipal Water & Sewer Finance Authority Rev., FGIC, 4.5%, 2039	970,000	980,641
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, 5%, 2027	1,500,000	1,576,200
New York, NY, Municipal Water & Sewer Finance Authority Rev., “A”, ETM, 6%, 2010 (c)	620,000	644,496
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	1,000,000	1,130,800
Suffolk County, NY, Water Authority Rev., NATL, 5.1%, 2012	660,000	725,789
Suffolk County, NY, Water Authority Rev., ETM, NATL, 5.1%, 2012 (c)	235,000	259,988
		$23,652,684
Total Municipal Bonds (Identified Cost, $214,828,753)		$227,416,142

Money Market Funds (v) - 0.8%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	1,859,158	$1,859,158
Total Investments (Identified Cost, $216,687,911)		$229,275,300

Other Assets, Less Liabilities - 1.5%		3,436,270
Net Assets - 100.0%		$232,711,570

Derivatives Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	75	$9,103,125	Dec-09	$(93,339)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.0%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,552,022
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,077,560
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,623,811
Charlotte, NC, Airport Rev., “B”, NATL, 5.875%, 2019	1,000,000	1,012,230
Charlotte, NC, Airport Rev., “B”, NATL, 5.875%, 2020	3,775,000	3,820,338
Raleigh Durham, NC, Airport Authority Rev., “A”, FGIC, 5.25%, 2018	2,700,000	2,810,241
		$15,896,202
General Obligations - General Purpose - 1.1%
Cary, NC, “B”, 4%, 2014	$1,000,000	$1,110,570
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	905,000	1,018,297
Tuscaloosa, AL, “A”, 5.125%, 2039	2,195,000	2,323,144
		$4,452,011
General Obligations - Improvement - 1.7%
Guam Government, “A”, 6.75%, 2029	$240,000	$262,039
Guam Government, “A”, 7%, 2039	265,000	290,323
New Hanover County, NC, Public Improvement, 5.8%, 2010 (c)	4,200,000	4,525,080
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,635,643
		$6,713,085
General Obligations - Schools - 3.4%
Brunswick County, NC, FGIC, 5%, 2020	$2,800,000	$3,046,092
Johnston County, NC, FGIC, 5.6%, 2010 (c)	2,000,000	2,082,460
Los Angeles, CA, Unified School District, “D”, 5%, 2034	145,000	151,705
New Hanover County, NC, Public Improvement, 5%, 2021	1,435,000	1,583,838
New Hanover County, NC, School Improvement, 5%, 2019	1,255,000	1,369,795
San Diego, CA, Community College District, FSA, 5%, 2030	2,830,000	3,016,355
San Jacinto, TX, Community College District, 5.125%, 2038	2,000,000	2,129,200
		$13,379,445
Healthcare Revenue - Hospitals - 16.0%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,572,120
Catawba County, NC, Hospital Rev. (Catawba Memorial Hospital), AMBAC, 5%, 2017	1,200,000	1,206,072
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2011 (c)	750,000	798,480

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2031	$1,000,000	$1,035,690
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolina Health Care System), “A”, 5%, 2047	1,000,000	1,027,900
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Healthcare), “A”, 5.25%, 2034	1,000,000	1,057,860
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev., Unrefunded (Carolina Health Care System), “A”, 5%, 2031	2,695,000	2,728,337
Cumberland County, NC, Hospital Facilities Rev. (Cumberland Hospital), ETM, NATL, 0%, 2009 (c)	1,800,000	1,800,000
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,235,293
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,807,005
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	90,000	90,224
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), NATL, 5%, 2019	6,225,000	6,312,835
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), FSA, 5.25%, 2036	1,500,000	1,558,260
North Carolina Medical Care Commission (Cleveland County Healthcare), “A”, AMBAC, 5%, 2035	1,155,000	1,041,105
North Carolina Medical Care Commission (Morehead Memorial Hospital), FSA, 5%, 2026	2,000,000	2,074,680
North Carolina Medical Care Commission Health System Rev. (Mission Health, Inc.), 5%, 2025	1,600,000	1,681,664
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,996,173
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021	2,045,000	2,069,867
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wakemed), “A”, ASSD GTY, 5.625%, 2038	500,000	523,975
North Carolina Medical Care Commission, Hospital Rev. (Betsy Johnson Health Care System), FSA, 5.125%, 2032	900,000	914,418
North Carolina Medical Care Commission, Hospital Rev. (Mission-St. Joseph Health Systems), 5.5%, 2011 (c)	2,825,000	3,120,806
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032	3,330,000	3,280,450

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013	$1,000,000	$871,370
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015	1,140,000	904,362
North Carolina Medical Care Commission, Hospital Rev., Unrefunded (St. Joseph’s), NATL, 5.1%, 2018	525,000	525,493
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., RADIAN, 5.5%, 2019	980,000	983,832
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,019,760
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,217,613
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	11,255,627
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,443,410
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	506,801
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	288,228
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	681,730
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,385,328
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	1,495,000	1,371,229
		$63,387,997
Healthcare Revenue - Long Term Care - 0.7%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Arbor Acres Community), 6.375%, 2012 (c)	$1,000,000	$1,127,440
North Carolina Medical Care Commission, Health Care Facilities Rev. (Givens Estates), 6.5%, 2013 (c)	800,000	944,096
North Carolina Medical Care Commission, Retirement Facilities Rev. (Brookwood), 5.25%, 2032	750,000	531,742
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	35,096
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	227,003
		$2,865,377

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - 0.2%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$860,000	$870,707

Industrial Revenue - Paper - 0.5%
Columbus County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (International Paper Co.), “A”, 5.8%, 2016	$2,000,000	$2,000,840

Miscellaneous Revenue - Other - 0.8%
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	$3,000,000	$3,265,770

Multi-Family Housing Revenue - 2.3%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,848,520
Charlotte, NC, Housing Authority Rev., Mortgage Rocky Branch II, GNMA, 4.65%, 2035	2,000,000	1,838,580
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,522,425
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	1,000,000	1,048,370
North Carolina Housing Finance Agency, “H”, FHA, 6.05%, 2028	2,015,000	2,021,005
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	902,700
		$9,181,600
Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	$4,540,000	$1,066,945
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,740,000	1,862,531
		$2,929,476
Single Family Housing - State - 4.5%
North Carolina Housing Finance Agency Rev., “15-A”, FSA, 4.95%, 2032	$395,000	$386,626
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	2,325,000	2,330,092
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	2,030,000	1,903,815
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,965,000	1,922,654
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	1,625,000	1,650,561
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,995,000	1,882,741
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,995,000	1,998,611
North Carolina Housing Finance Agency Rev., “5-A”, 5.55%, 2019	1,795,000	1,841,832
North Carolina Housing Finance Agency Rev., “7-A”, 6.15%, 2020	410,000	411,468
North Carolina Housing Finance Agency Rev., “A”, 5.25%, 2020	1,140,000	1,145,552

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	$210,000	$214,024
North Carolina Housing Finance Agency Rev., “PP”, FHA, 6.15%, 2017	680,000	684,808
North Carolina Housing Finance Agency Rev., “RR”, 5.85%, 2028	1,285,000	1,315,043
		$17,687,827
State & Agency - Other - 5.4%
Brunswick County, NC, COP, FSA, 5.5%, 2010 (c)	$1,000,000	$1,044,010
Cabarrus County, NC, Installment Financing Contract, 5%, 2021	5,500,000	5,723,135
Carteret County, NC, AMBAC, 5.625%, 2020	1,010,000	1,038,482
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,145,520
Charlotte, NC, COP (Public Safety Facilities), “D”, 5.5%, 2010 (c)	3,000,000	3,130,980
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,210,720
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,078,456
Harnett County, NC, COP, FSA, 5.5%, 2010 (c)	1,225,000	1,309,586
Harnett County, NC, COP, FSA, 5.25%, 2015	1,020,000	1,119,889
Rockingham, NC, COP, AMBAC, 5.125%, 2024	350,000	366,569
		$21,167,347
State & Local Agencies - 5.5%
Charlotte, NC, COP (NASCAR Hall Of Fame), “C”, 5%, 2039	$3,000,000	$3,201,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	2,260,000	1,625,934
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	1,540,000	1,680,864
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	433,760
Iredell County, NC, Public Facilities (School Projects), AMBAC, 5.5%, 2010 (c)	1,000,000	1,044,010
Iredell County, NC, Public Facilities (School Projects), FSA, 5.125%, 2027	3,230,000	3,590,856
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	2,660,000	2,832,980
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	378,977
Mooresville, NC, COP, 5%, 2032	2,000,000	2,095,640
Rutherford County, NC, COP (Rutherford County School), AMBAC, 5%, 2023	840,000	888,115
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,133,010
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,783,692
		$21,688,838
Tax - Other - 1.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$442,310
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	149,804
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,081,520
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,836,222

Issuer	Shares/Par	Value ($)

Tax - Other - continued
Virgin Islands Public Finance Authority Rev., RADIAN, 5.5%, 2018	$1,000,000	$1,006,860
Virgin Islands Public Finance Authority Rev. (Diago), “A”, 6.625%, 2029	1,005,000	1,079,008
Virgin Islands Public Finance Authority Rev., “A”, 5.5%, 2022	1,650,000	1,664,668
		$7,260,392
Tobacco - 0.4%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$485,161
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	520,000	496,850
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	680,000	551,616
		$1,533,627
Transportation - Special Tax - 4.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 6%, 2018 (f)	$10,850,000	$12,610,196
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	1,715,000	1,982,660
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	2,825,000	2,871,528
		$17,464,384
Universities - Colleges - 19.3%
Appalachian State University, NC, Rev., FSA, 5.6%, 2010 (c)	$2,285,000	$2,400,872
Appalachian State University, NC, Rev., “C”, NATL, 5%, 2030	1,000,000	1,035,930
East Carolina University, NC, Rev., “A”, AMBAC, 5.25%, 2011 (c)	1,375,000	1,488,740
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,170,760
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,708,307
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	3,360,000	3,535,224
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,080,489
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	951,561
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,077,350
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5.25%, 2012 (c)	2,000,000	2,250,940
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,708,100

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2039	$3,500,000	$3,722,530
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.25%, 2042	2,020,000	2,027,272
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 4.75%, 2042	3,000,000	3,110,070
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2018	510,000	452,656
North Carolina Capital Facilities, Finance Agency Rev. (High Point University), 5.125%, 2021	300,000	252,894
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,887,167
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	2,500,000	2,598,925
North Carolina Capital Facilities, Finance Agency Rev., Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,190,300
North Carolina Capital Facilities, Finance Prerefunded (Duke University), “A”, 5.125%, 2011 (c)	4,050,000	4,408,385
North Carolina Capital Facilities, Finance Unrefunded (Duke University) “A”, 5.125%, 2041	950,000	971,508
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,190,202
University of California Rev., “J”, FSA, 4.5%, 2035	3,250,000	3,270,182
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,120,560
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,540,160
University of North Carolina, Chapel Hill, 5%, 2036	3,000,000	3,224,160
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	214,518
University of North Carolina, Greensboro Rev., “A”, FSA, 5%, 2020	2,835,000	2,947,861
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,234,481
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,102,960
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2029	2,000,000	2,084,760
University of North Carolina, Wilmington Rev., “A”, AMBAC, 5%, 2019	1,375,000	1,439,886
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,901,376
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 5%, 2032	2,910,000	3,134,215

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of North Carolina, Wilmington, COP (Student Housing Project), ASSD GTY, 4.75%, 2038	$3,400,000	$3,556,978
University of Puerto Rico Rev., “Q”, 5%, 2036	2,370,000	2,105,792
		$76,098,071
Utilities - Investor Owned - 0.7%
Wake County, NC, Industrial Facilities & Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017	$2,500,000	$2,643,875

Utilities - Municipal Owned - 14.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$1,000,000	$1,061,220
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	2,605,000	2,792,820
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,525,000	1,710,547
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	601,572
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	14,245,000	17,010,239
North Carolina Eastern Municipal Power Agency, “A”, ETM, 7.5%, 2010 (c)	2,360,000	2,399,955
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 7.5%, 2010 (c)	2,735,000	2,755,212
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5%, 2019	2,745,000	3,072,094
North Carolina Municipal Power Agency, Catawba Electric Rev., NATL, 6%, 2011	5,000,000	5,296,050
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013	1,000,000	1,024,360
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2019 (u)	10,000,000	10,791,800
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, NATL, 5.25%, 2020 (u)	6,000,000	6,455,760
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,000,000	2,107,240
		$57,078,869
Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$1,934,571
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,071,236
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,272,869
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	798,085
		$5,076,761
Water & Sewer Utility Revenue - 9.2%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,054,170

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	$1,000,000	$1,069,830
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)	3,180,000	3,330,350
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,848,607
Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017	1,650,000	1,747,499
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	805,000	1,034,868
Durham County, NC, Enterprise Systems Rev., NATL, 5%, 2023	1,675,000	1,769,872
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,250,000	1,346,125
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016	1,005,000	1,050,285
Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019	1,170,000	1,218,777
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, FSA, 5%, 2033	2,400,000	2,549,112
Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028	700,000	741,937
High Point, NC, Combined Enterprise System Rev., FSA, 5%, 2033	2,000,000	2,152,440

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Kannapolis, NC, Water & Sewer Rev., “B”, FSA, 5.25%, 2021	$1,000,000	$1,034,940
King County, WA, Sewer Rev., 5%, 2038	3,520,000	3,754,608
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	3,295,000	3,544,794
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,088,560
Winston Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,690,128
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,180,540
		$36,207,442
Total Municipal Bonds (Identified Cost, $365,447,447)		$388,849,943

Money Market Funds (v) - 1.9%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	7,474,458	$7,474,458
Total Investments (Identified Cost, $372,921,905)		$396,324,401

Other Assets, Less Liabilities - (0.3)%		(1,205,983)
Net Assets - 100.0%		$395,118,418

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	63	$7,646,625	Dec-09	$(111,947)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.7%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.2%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,037,900
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), FGIC, 6.125%, 2017	500,000	506,100
		$1,544,000
General Obligations - General Purpose - 7.3%
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.3%, 2018	$285,000	$296,235
Allegheny County, PA, Unrefunded Balance, “C53”, FGIC, 5.4%, 2019	290,000	300,333
Bucks County, PA, Finance Department, 5.125%, 2022	255,000	298,638
Commonwealth of Puerto Rico, “A”, FGIC, 5.5%, 2015	280,000	305,374
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	243,923
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	431,299
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)(u)	1,860,000	2,227,982
Erie County, PA, Convention Center, FGIC, 5%, 2025	500,000	522,095
Erie County, PA, Convention Center, FGIC, 5%, 2026	500,000	520,410
Luzerne County, PA, NATL, 5.25%, 2012 (c)	500,000	562,795
Luzerne County, PA, FSA, 6.75%, 2023	500,000	549,035
North Huntingdon Township, PA, AMBAC, 5.25%, 2019	500,000	509,160
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2010 (c)	85,000	89,821
Pennsylvania Finance Authority Rev. (Penn Hills), “A”, FGIC, 5.45%, 2019	415,000	421,752
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	450,000	506,336
State of Pennsylvania, 6%, 2010 (c)	1,000,000	1,025,800
State of Pennsylvania, 6.25%, 2010	300,000	312,957
		$9,123,945
General Obligations - Improvement - 0.1%
Guam Government, “A”, 6.75%, 2029	$75,000	$81,887
Guam Government, “A”, 7%, 2039	90,000	98,600
		$180,487
General Obligations - Schools - 18.2%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,047,810
Bucks County, PA, Centennial School District, “B”, FSA, 5.25%, 2037	1,000,000	1,064,420
Conneaut, PA, School District, “B”, FSA, 0%, 2031	1,150,000	387,470
Conneaut, PA, School District, “B”, FSA, 0%, 2033	760,000	226,108

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
Daniel Boone, PA, School District, 5%, 2032	$500,000	$535,430
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,387,085
Garnet Valley, PA, School District, FGIC, 5.5%, 2015	750,000	804,525
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,050,290
Gateway, PA, Allegheny School District, FGIC, 5%, 2032	740,000	752,121
North Allegheny, PA, School District, FGIC, 5.05%, 2022	590,000	606,679
North Schuylkill, PA, School District, FGIC, 5%, 2028	650,000	663,514
Palmyra, PA, School District, FGIC, 5.375%, 2016	820,000	873,087
Pennridge, PA, School District, NATL, 5%, 2013 (c)	50,000	56,205
Pennsylvania Public School Building (Garnet Valley School District), AMBAC, 5.5%, 2011 (c)	1,005,000	1,066,436
Perkiomen Valley, PA, School District, FSA, 5%, 2011 (c)	280,000	297,052
Perkiomen Valley, PA, School District, FSA, 5%, 2019	220,000	226,343
Philadelphia, PA, School District, NATL, 6%, 2010 (c)	500,000	511,335
Philadelphia, PA, School District, FSA, 5.75%, 2011 (c)	500,000	533,235
Reading, PA, School District, FSA, 5%, 2035 (f)	2,240,000	2,368,509
Scranton, PA, School District, “A”, FSA, 5%, 2027	1,340,000	1,462,168
South Park, PA, School District, FGIC, 5%, 2019	750,000	771,668
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	510,760
State Public School Building Authority, PA School (Delaware County Community College), FSA, 5%, 2032	2,000,000	2,127,940
Upper Moreland, PA, School District, ASSD GTY, 5%, 2029	1,650,000	1,775,879
West Mifflin, PA, Area School District, FSA, 5.125%, 2031	500,000	541,335
Whitehall-Coplay, PA, School District, “A”, FSA, 5.375%, 2034	1,000,000	1,084,670
		$22,732,074
Healthcare Revenue - Hospitals - 17.8%
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional Medical Center), “A”, 4.75%, 2025	$850,000	$788,894
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	555,000	572,993

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,056,760
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	553,715
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	150,000	167,471
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	500,000	397,690
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	50,000	55,824
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	576,670
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	526,620
Dauphin County, PA, General Authority Health Systems Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	795,563
Delaware County, PA, Authority Hospital Rev. (Crozer Keystone Obligations Group), “A”, 5%, 2031	500,000	395,680
Erie County, PA, Hospital Authority Rev. (Hamot Health Foundation), AMBAC, 5.25%, 2017	675,000	687,218
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,048,450
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	576,110
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	194,290
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	850,000	795,838
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	354,984
Lehigh County, PA, General Purpose Authority (Lehigh Valley Health Network), “A”, FSA, 4.75%, 2038	500,000	497,635
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	250,000	283,738
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), 5.25%, 2032	600,000	605,568
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	689,082
Lehigh County, PA, Hospital Rev. (Lehigh Valley Hospital), FSA, 5.25%, 2019	500,000	521,215
Lycoming County, PA, Authority Hospital Rev. (Williamsport Hospital Obligation Group), CONNIE LEE, 5.375%, 2010	395,000	395,273
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	883,350

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	$250,000	$239,935
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	232,825
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	400,000	405,292
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	30,000	30,075
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	494,105
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6.25%, 2018	100,000	104,640
Pennsylvania Higher Educational Facilities Authority Rev. (UPMC Health), 6%, 2031	650,000	669,949
Philadelphia, PA, Health & Educational Facilities Rev. (Jeane Health), ETM, 6.6%, 2010 (c)	30,000	31,394
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Children’s Hospital), NATL, 4.5%, 2037	1,000,000	985,900
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (Temple University Health System), 5.5%, 2026	1,000,000	927,620
Philadelphia, PA, Hospitals & Higher Education Facilities Authority (The Children’s Hospital Foundation), “A”, 4.5%, 2037	850,000	838,015
Sayre, PA, Health Care Facilities Authority Rev. (Guthrie Health), “A”, 5.875%, 2011 (c)	385,000	429,656
South Central, PA, General Authority Rev., 5.625%, 2011 (c)	490,000	532,689
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	834,413
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), ETM, 5.625%, 2026 (c)	110,000	116,557
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	167,137
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.25%, 2032	350,000	349,958
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	1,000,000	1,000,350
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	485,000	444,847
		$22,255,988
Healthcare Revenue - Long Term Care - 2.1%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$235,010
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	200,000	178,860

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$300,000	$230,646
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	224,578
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes), “A”, 5.45%, 2021	500,000	503,490
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	110,000	130,890
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	40,000	47,596
Lancaster County, PA, Hospital Authority Rev. (Willow Valley Retirement Project), 5.875%, 2031	500,000	501,405
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	262,990
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	176,963
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	10,027
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	72,228
		$2,574,683
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$146,799

Industrial Revenue - Environmental Services - 0.4%
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$530,000	$532,396

Industrial Revenue - Other - 1.4%
Bucks County, PA, Industrial Development Authority Rev. (USX Corp.), 5.4%, 2017 (b)	$300,000	$320,406
Pennsylvania Economic Development Financing Authority Rev. (Amtrak), 6.125%, 2021	150,000	154,868
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	1,000,000	1,000,580
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	270,000	273,362
		$1,749,216

Issuer	Shares/Par	Value ($)

Parking - 1.2%
Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015	$1,000,000	$1,011,160
Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2010 (c)	500,000	517,805
		$1,528,965
Sales & Excise Tax Revenue - 0.4%
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017	$500,000	$505,505

Single Family Housing - Local - 1.0%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “RR”, GNMA, 4.75%, 2025	$375,000	$373,316
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	880,000	847,669
		$1,220,985
Single Family Housing - State - 8.4%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.1%, 2020	$1,405,000	$1,417,954
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2021	750,000	752,370
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5.25%, 2033	195,000	192,939
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 5%, 2034	270,000	270,888
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “100-A”, 5.35%, 2033	975,000	990,620
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “103-C”, 5.4%, 2033	1,000,000	1,038,080
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	500,000	501,845
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	1,165,000	1,113,589
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	525,000	531,573
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “94-A”, 5.1%, 2031	500,000	504,110
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	974,320
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “96-A”, 4.7%, 2037	745,000	689,356
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	990,300
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “A”, 4.875%, 2026	500,000	492,315
		$10,460,259
Solid Waste Revenue - 0.2%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,324

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - 4.6%
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	$900,000	$1,003,014
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	730,000	525,191
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 10.625%, 2018 (p)	50,000	61,446
Northumberland County, PA (County Careers & Arts Center), 6.65%, 2020	195,000	195,254
Philadelphia, PA, Industrial Development Authority, FSA, 5.125%, 2011 (c)	1,000,000	1,094,170
Philadelphia, PA, Industrial Development Authority, FSA, 5.25%, 2011 (c)	750,000	822,473
Philadelphia, PA, Industrial Development Authority, 5.5%, 2023	500,000	549,790
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	531,640
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,037,630
		$5,820,608
Student Loan Revenue - 1.2%
Pennsylvania Higher Education, Capital Acquisition Rev., NATL, 5%, 2026	$1,500,000	$1,534,605

Tax - Other - 0.8%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$140,000	$147,437
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,491
Pittsburgh & Allegheny County, PA, Sales Tax Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013	500,000	505,500
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	132,159
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	138,509
		$970,096
Tax Assessment - 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$250,000	$170,210

Tobacco - 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$165,000	$155,440
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	170,000	162,432
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	220,000	178,464
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-1”, 5.75%, 2047	660,000	550,084
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	665,000	438,694

Issuer	Shares/Par	Value ($)

Tobacco - continued
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$100,000	$93,579
		$1,578,693
Toll Roads - 2.0%
Pennsylvania Turnpike Commission, 5.5%, 2015	$250,000	$266,718
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	1,000,000	1,054,530
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, FSA, 0%, 2033	1,500,000	1,153,905
		$2,475,153
Transportation - Special Tax - 1.9%
Pennsylvania Turnpike Commission, NATL, 5%, 2024	$1,775,000	$1,873,548
Southeastern Pennsylvania Transportation Authority, Special Rev., FGIC, 5.25%, 2013	500,000	505,780
		$2,379,328
Universities - Colleges - 13.8%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$263,855
Allegheny County, PA (Chatham College), 5.95%, 2032	335,000	337,734
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	500,000	514,495
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,051,940
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	242,320
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	266,473
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), AMBAC, 5.55%, 2010 (c)	535,000	563,141
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,033,770
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	302,850
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 2034	750,000	777,510
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	495,720
Erie, PA, Higher Educational Building Authority Rev. (Mercyhurst College), “B”, 5%, 2023	500,000	492,295
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	509,375
Lycoming County, PA (College of Technology), AMBAC, 5.25%, 2032	750,000	681,758
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	558,379

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	$250,000	$267,288
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	562,310
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	503,915
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.2%, 2032	500,000	507,340
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	650,670
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	500,000	479,490
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5%, 2037	500,000	442,770
Pennsylvania Higher Educational Facilities Authority Rev. (Marywood University), NATL, 5.5%, 2010 (c)	300,000	309,804
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	490,490
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	298,347
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5%, 2031	300,000	281,430
Pennsylvania Public School Building Authority (Delaware County College), NATL, 5.75%, 2010 (c)	500,000	526,530
Pennsylvania State University, “A”, 5%, 2029	1,000,000	1,057,340
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,025,550
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), 5.25%, 2021	1,000,000	1,063,760
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	688,275
		$17,246,924
Universities - Secondary Schools - 0.5%
Pennsylvania Economic Development Financing Authority (Germantown Friends School Project), 5.35%, 2031	$600,000	$607,692

Utilities - Cogeneration - 0.1%
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010	$35,000	$35,148
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	100,000	93,058
		$128,206

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 1.0%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$415,000	$458,480
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	110,000	118,535
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	647,970
		$1,224,985
Utilities - Municipal Owned - 0.4%
Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2011 (c)	$500,000	$543,950

Utilities - Other - 1.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$622,030
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	312,483
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	426,464
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	236,083
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	252,810
		$1,849,870
Water & Sewer Utility Revenue - 9.7%
Allegheny County, PA, Sewer Rev., NATL, 5.75%, 2010 (c)	$750,000	$797,145
Bucks County, PA (Suburban Water Co.), FGIC, 5.55%, 2032	1,000,000	1,011,820
Cambridge, PA, Area Joint Authority Guaranteed Sewer Rev., 6%, 2037	500,000	478,390
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	775,000	790,531
Erie, PA, Water Authority Rev., FSA, 5%, 2043	1,000,000	1,044,760
Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018	750,000	776,063
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	1,044,970
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	455,171
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,049,940
Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034	1,660,000	1,717,766
University Area Joint Authority, Sewer Rev., NATL, 5%, 2023	1,500,000	1,500,240
Virgin Islands Water & Power Authority Rev., RADIAN, 5.3%, 2018	500,000	499,540
		$12,204,776
Total Municipal Bonds (Identified Cost, $119,159,157)		$123,590,722

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 0.3%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	362,201	$362,201
Total Investments (Identified Cost, $119,521,358)		$123,952,923

Other Assets, Less Liabilities - 1.0%		1,254,190
Net Assets - 100.0%		$125,207,113

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	40	$4,855,000	Dec-09	$(49,236)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.9%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 2.0%
Horry County, SC, “A”, FSA, 5.7%, 2027	$635,000	$634,980
Richland Lexington, SC, Airport Rev. (Columbia Airport), FSA, 5.125%, 2025	1,500,000	1,514,624
Richland Lexington, SC, Airport Rev. (Columbia Airport), “A”, FSA, 5%, 2026	1,000,000	1,022,279
		$3,171,883
General Obligations - General Purpose - 6.1%
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	$1,000,000	$1,145,749
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	345,000	336,612
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	568,298
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	4,000,000	4,136,439
Hilton Head Island, SC, Rev., NATL, 5.125%, 2022	1,000,000	1,052,690
Horry County, SC, 4.5%, 2028	850,000	906,942
Horry County, SC, Hospital Fee Special Obligation, 6%, 2015	915,000	940,959
Tuscaloosa, AL, “A”, 5.125%, 2039	430,000	455,103
		$9,542,792
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$45,000	$49,132
Guam Government, “A”, 5.25%, 2037	280,000	254,439
Guam Government, “A”, 7%, 2039	50,000	54,778
		$358,349
General Obligations - Schools - 7.9%
Anderson County, SC, School District, “B”, 5.5%, 2010 (c)	$1,465,000	$1,510,166
Beaufort County, SC, School District, “A”, FSA, 4.25%, 2032	1,000,000	1,020,360
Chesterfield County, SC, School District, FSA, 5%, 2023	3,000,000	3,119,040
Orangeburg County, SC, Consolidated School District, FSA, 5.25%, 2020	1,065,000	1,122,212
Orangeburg County, SC, Consolidated School District, FSA, 5.375%, 2022	2,050,000	2,198,195
Richland County, SC, School District, 5.1%, 2021	1,750,000	1,859,025
York County, SC, School District, 5%, 2030	1,570,000	1,658,108
		$12,487,106
Healthcare Revenue - Hospitals - 20.6%
Charleston County, SC, Hospital Facilities Rev. (Medical Society Health), ETM, NATL, 5%, 2022 (c)	$2,450,000	$2,454,484
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, FSA, 5.25%, 2034	1,050,000	1,083,401
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,961,510

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Greenwood County, SC, Hospital Facilities Rev. (Self Memorial Hospital), 5.5%, 2021	$1,000,000	$1,019,770
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,029,990
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,095,565
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	520,123
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	291,498
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	291,498
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,499,895
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,161,300
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	461,680
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	632,590
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,095,941
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	260,000	294,770
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	990,000	1,007,563
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,589,625
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 6%, 2014	1,000,000	1,010,690
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), RADIAN, 5.25%, 2021	1,500,000	1,508,415
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Georgetown Memorial Hospital), AMBAC, 5%, 2023	1,000,000	907,590
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Kershaw Country Medical Center), 6%, 2038	750,000	761,528
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	771,420
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health), FSA, 5%, 2035	650,000	678,815

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	$1,000,000	$842,260
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	500,000	509,725
Spartanburg County, SC, Health Service Rev., “A”, ASSD GTY, 4.5%, 2027	950,000	896,021
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2012 (c)	1,425,000	1,570,892
Spartanburg County, SC, Health Services District, Inc., Hospital Rev., FSA, 5.25%, 2032	825,000	833,143
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	112,089
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	273,765
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	715,000	715,250
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,026,941
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	640,000	587,014
		$32,496,761
Healthcare Revenue - Long Term Care - 0.8%
South Carolina Jobs & Economic Development Authority Rev. (Lutheran Homes of South Carolina), 5.625%, 2042	$400,000	$297,660
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	500,000	345,750
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	311,192
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	370,084
		$1,324,686
Human Services - 0.7%
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	$1,055,000	$1,044,703

Industrial Revenue - Chemicals - 0.6%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$883,890

Industrial Revenue - Other - 1.0%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,248,460

Issuer	Shares/Par	Value ($)

Industrial Revenue - Other - continued
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$385,000	$389,793
		$1,638,253
Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,008,130

Miscellaneous Revenue - Other - 1.1%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$574,093
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	598,505
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	632,369
		$1,804,967
Multi-Family Housing Revenue - 1.4%
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$960,420
North Charleston SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,196,763
		$2,157,183
Sales & Excise Tax Revenue - 0.8%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	$1,840,000	$432,418
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	760,666
		$1,193,084
Single Family Housing - State - 4.4%
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.5%, 2034	$505,000	$509,464
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, FSA, 5.2%, 2035	935,000	932,317
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	1,000,000	1,018,820
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 6%, 2020	370,000	382,158
South Carolina Housing, Finance & Development Authority Rev., “A-2”, FSA, 5.35%, 2024	1,635,000	1,665,411
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	995,000	980,463
South Carolina Housing, Finance & Development Authority Rev., “C-2”, FSA, 4.6%, 2032	1,500,000	1,373,160
		$6,861,793

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Solid Waste Revenue - 0.7%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,041,410

State & Local Agencies - 0.9%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$620,000	$676,711
Spartanburg, SC, Public Facilities Corp. (Renaissance Park), AMBAC, 5.125%, 2025	685,000	698,036
		$1,374,747
Tax - Other - 3.1%
Commonwealth of Puerto Rico, 5.5%, 2010 (c)	$4,000,000	$4,244,280
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	189,562
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	61,988
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	169,163
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	184,678
		$4,849,671
Tax Assessment - 0.3%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$495,000	$391,055

Tobacco - 1.9%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$211,964
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	225,000	214,983
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	275,000	223,080
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-1”, 5.75%, 2047	830,000	691,772
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-2”, 0% to 2012, 5.30% to 2037	840,000	554,140
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,000,000	1,079,660
		$2,975,599
Transportation - Special Tax - 4.3%
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2023	$500,000	$513,125
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,076,800
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,693,972
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	2,500,000	2,546,475
		$6,830,372

Issuer	Shares/Par	Value ($)

Universities - Colleges - 12.4%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	$800,000	$830,576
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5.125%, 2034	1,260,000	1,277,879
College of Charleston, SC, Higher Education Facility Rev., “A”, FGIC, 5.25%, 2028	2,435,000	2,487,888
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,020,010
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.375%, 2020	1,245,000	1,275,727
South Carolina Educational Facilities Authority (Furman University), AMBAC, 5.5%, 2030	2,000,000	2,040,200
South Carolina Educational Facilities Authority (Furman University), 5%, 2038	2,000,000	2,072,740
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,048,530
University of South Carolina Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,097,270
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,061,230
University of South Carolina, University Rev., “A”, FGIC, 5.625%, 2010 (c)	1,555,000	1,609,176
University of South Carolina, University Rev., “A”, AMBAC, 5%, 2034	1,815,000	1,873,588
University of South Carolina, University Rev., “A”, FSA, 5.25%, 2038	1,625,000	1,750,109
		$19,444,923
Utilities - Investor Owned - 1.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	$800,000	$883,816
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	150,000	161,639
Orangeburg County, SC, Solid Waste Disposal Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024	2,000,000	2,001,640
		$3,047,095
Utilities - Municipal Owned - 8.5%
Camden, SC, Public Utilities Rev., NATL, 5.5%, 2017	$75,000	$75,013
Easley, SC, Utility Rev., FSA, 5%, 2012 (c)	1,000,000	1,119,620
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	184,716
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,055,000	1,131,066
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,181,005
Puerto Rico Electric Power Authority, “TT”, 5%, 2027	530,000	545,725

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
South Carolina Public Service Authority Rev. “A”, 5.5%, 2038	$2,500,000	$2,778,950
South Carolina Public Service Authority, “A”, NATL, 5.5%, 2010 (c)	200,000	204,454
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,074,780
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2037	510,000	537,489
South Carolina Public Service Authority, “B”, FSA, 5.125%, 2037	1,500,000	1,540,560
		$13,373,378
Utilities - Other - 1.4%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$781,818
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	140,468
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	272,368
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	140,000	140,645
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	562,430
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	327,165
		$2,224,894
Water & Sewer Utility Revenue - 13.3%
Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032	$1,000,000	$1,026,510
Anderson County, SC, Water & Sewer Systems Rev., FGIC, 5.125%, 2032	2,000,000	2,057,680
Anderson County, SC, Water & Sewer Systems Rev., ASSD GTY, 5%, 2034	1,000,000	1,069,950
Beaufort-Jasper, SC, Waterworks & Sewer Systems Rev., FSA, 4.5%, 2031	1,000,000	1,040,430
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, “B”, 5%, 2013 (c)	1,000,000	1,121,360

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010 (c)	$2,000,000	$2,036,340
Columbia, SC, Waterworks & Sewer Systems Rev., FSA, 5%, 2029	1,020,000	1,086,514
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	2,076,880
Greenville, SC, Stormwater Systems, FSA, 5%, 2022	595,000	620,645
Greenwood, SC, Sewer Systems Rev., FSA, 5%, 2030	1,000,000	1,072,540
Lugoff-Elgin, SC, Water Authority Waterworks Systems Rev., NATL, 5.125%, 2032	920,000	954,730
Myrtle Beach, SC, Water & Sewer Authority Rev., FSA, 4.5%, 2028	2,000,000	2,075,060
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “A”, FSA, 5.375%, 2023	500,000	533,500
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,310,950
Spartanburg, SC, Waterworks Rev., “A”, FSA, 4.375%, 2028	750,000	769,853
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	578,788
York County, SC, Water & Sewer Rev., Refunding & Capital Improvement, NATL, 5%, 2027	1,490,000	1,540,645
		$20,972,375
Total Municipal Bonds (Identified Cost, $145,424,691)		$152,499,099

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	2,423,934	$2,423,934
Total Investments (Identified Cost, $147,848,625)		$154,923,033

Other Assets, Less Liabilities - 1.6%		2,548,404
Net Assets - 100.0%		$157,471,437

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.2%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 1.2%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., FSA, 5.125%, 2021	$1,500,000	$1,513,590

General Obligations - General Purpose - 6.5%
Blount County, TN, Public Building Authority, “B”, ASSD GTY, 4.75%, 2037	$1,500,000	$1,551,570
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	263,436
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	461,743
Commonwealth of Puerto Rico, Unrefunded Public Improvement, FSA, 5%, 2024	770,000	781,342
Johnson City, TN, 5%, 2031	1,000,000	1,062,910
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,208,480
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	1,060,340
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	480,000	540,091
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	572,418
		$8,502,330
General Obligations - Improvement - 0.6%
Guam Government, “A”, 5.25%, 2037	$215,000	$195,373
Sevier County, TN, Public Building Authority, ASSD GTY, 4.75%, 2025	550,000	595,958
		$791,331
General Obligations - Schools - 5.1%
Gibson County, TN, School District, NATL, 5.75%, 2016	$190,000	$190,836
Rutherford County, TN, School & Public Improvement, 5%, 2022	1,510,000	1,598,033
Rutherford County, TN, School District, 5.875%, 2010 (c)	2,000,000	2,053,920
Rutherford County, TN, School District, 5.875%, 2010 (c)	1,100,000	1,129,656
Williamson County, TN, Rural School, 6.125%, 2010 (c)	1,575,000	1,612,154
		$6,584,599
Healthcare Revenue - Hospitals - 15.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	$1,000,000	$1,125,840
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	438,854
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	860,000	906,990
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	1,500,000	1,517,880

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	$400,000	$403,328
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	600,000	600,276
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	300,000	313,275
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030	1,000,000	1,013,790
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), “A”, 0%, 2036	4,000,000	973,240
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	3,250,000	3,426,735
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	957,280
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2013 (c)	545,000	609,294
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev., “A”, FSA, 5%, 2022	455,000	462,990
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	670,181
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 6.5%, 2012 (c)	625,000	713,894
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2031	500,000	525,330
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), 5%, 2036	1,250,000	1,309,575
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, FSA, 5.25%, 2027	1,500,000	1,612,710
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), ETM, 6.5%, 2012 (c)	375,000	428,336
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	183,311
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	520,173

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health), “A”, 5.5%, 2046	$1,000,000	$393,540
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	225,000	239,587
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	853,067
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	535,000	490,707
		$20,690,183
Healthcare Revenue - Long Term Care - 0.5%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$500,000	$405,805
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	250,000	224,105
		$629,910
Industrial Revenue - Environmental Services - 0.2%
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Rev., 5%, 2012 (b)	$250,000	$250,400

Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$320,000	$323,984

Miscellaneous Revenue - Other - 0.6%
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	$760,000	$760,836

Multi-Family Housing Revenue - 1.9%
Chattanooga, TN, Health, Educational & Housing Facilities (Rainbow Creek), GNMA, 6.125%, 2019	$360,000	$367,099
Knoxville, TN, Community Development Corp., 5%, 2024	1,000,000	1,062,680
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	512,425
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032	485,000	486,921
		$2,429,125
Sales & Excise Tax Revenue - 1.7%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$1,000,000	$1,230,040

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2056	$7,755,000	$491,357
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	543,333
		$2,264,730
Single Family Housing - State - 12.1%
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2014	$1,895,000	$1,912,756
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	645,000	642,594
Tennessee Housing Development Agency Rev., Homeownership Program, 4.45%, 2017	660,000	657,393
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	575,000	574,183
Tennessee Housing Development Agency Rev., Homeownership Program, 4.55%, 2018	690,000	688,972
Tennessee Housing Development Agency Rev., Homeownership Program, 6%, 2020	775,000	777,340
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	1,775,000	1,774,858
Tennessee Housing Development Agency Rev., Homeownership Program, 5.05%, 2027	700,000	700,749
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	1,000,000	1,023,390
Tennessee Housing Development Agency Rev., Homeownership Program, FSA, 5.4%, 2032	635,000	637,680
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	665,000	656,541
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	2,000,000	2,068,640
Tennessee Housing Development Agency Rev., Homeownership Program, “1-A”, 5.7%, 2039	925,000	952,500
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,500,000	1,517,295
Tennessee Housing Development Agency Rev., Mortgage Finance, 5.2%, 2023	1,050,000	1,086,277
		$15,671,168
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,066,470

State & Local Agencies - 15.9%
Chattanooga, TN, Industrial Development Board, AMBAC, 5.75%, 2018	$1,000,000	$1,032,040
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	525,000	573,022
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.125%, 2012 (c)	2,000,000	2,247,040
Memphis-Shelby County, TN (Memphis Sports Arena), AMBAC, 5.35%, 2012 (c)	1,665,000	1,881,950
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	2,500,000	2,601,500

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Meharry Medical College), AMBAC, 5%, 2024	$3,450,000	$3,482,706
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, FSA, 5.25%, 2022	1,000,000	1,199,460
Tennessee School Bond Authority (Higher Education Facilities), “A”, FSA, 5.25%, 2012 (c)(f)	3,000,000	3,324,570
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,164,880
Tennessee School Bond Authority, “C”, FSA, 5%, 2032	2,000,000	2,138,920
		$20,646,088
Tax - Other - 0.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$157,968
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	51,657
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	730,000	735,614
		$945,239
Tobacco - 1.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$174,281
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	185,000	176,764
Guam Economic Development Authority Tobacco Settlement, “B”, 5.5%, 2011 (c)	350,000	376,044
Tobacco Settlement Financing Corp., 5%, 2031	750,000	627,000
		$1,354,089
Transportation - Special Tax - 1.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., FSA, 5.25%, 2036	$650,000	$709,286
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, FSA, 5.5%, 2028	600,000	693,642
		$1,402,928
Universities - Colleges - 5.5%
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	$415,000	$430,890
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020	1,000,000	1,000,130
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilites Board, 5%, 2034	2,500,000	2,697,775
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	1,145,000	1,233,703

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Puerto Rico Rev., “Q”, 5%, 2036	$1,985,000	$1,763,712
		$7,126,210
Utilities - Municipal Owned - 10.7%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,183,660
Elizabethton, TN, Electric System Rev., NATL, 4.5%, 2027	1,000,000	1,032,880
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	885,000	948,809
Johnson City, TN, Electric Rev., FSA, 5%, 2029	1,000,000	1,078,710
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	595,000	667,394
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	225,590
Memphis, TN, Electric System Rev., 5%, 2018	1,750,000	2,051,262
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., NATL, 0%, 2012	3,305,000	3,161,266
Metropolitan Government of Nashville & Davidson County, TN, Electrical Rev., “A”, AMBAC, 5%, 2029	1,500,000	1,581,255
		$13,930,826
Utilities - Other - 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$226,973
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	115,530
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	84,996
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,184,064
		$1,611,563
Water & Sewer Utility Revenue - 13.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$423,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,000,000	1,038,440
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 2047	810,000	826,232
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	295,000	379,237
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2024	1,500,000	1,566,945
Hallsdale-Powell Utility District, TN, Water & Sewer Rev., “A”, FGIC, 5%, 2027	3,000,000	3,119,280
Harpeth Valley Utility District, TN, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,064,620
Hendersonville, TN, Utility District Waterworks & Sewer Rev., FSA, 5%, 2031	1,000,000	1,067,950
Knoxville, TN, Waste Water System Rev., FSA, 4.5%, 2032	1,000,000	1,036,660
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,746,651

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Rutherford County, TN, Water Rev., NATL, 5%, 2027	$770,000	$819,557
South Blount County, TN, Utility District Waterworks Rev., FSA, 5%, 2033	2,140,000	2,300,393
White House Utility District, TN, Unrefunded, FSA, 5%, 2021	420,000	429,656
White House Utility District, TN, Water & Sewer Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010 (c)	1,000,000	1,013,600
		$17,833,001
Total Municipal Bonds (Identified Cost, $121,325,467)		$126,328,600

Money Market Funds (v) - 1.1%

Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	1,464,822	$1,464,822
Total Investments (Identified Cost, $122,790,289)		$127,793,422

Other Assets, Less Liabilities - 1.7%		2,166,497
Net Assets - 100.0%		$129,959,919

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	25	$3,034,375	Dec-09	$(20,446)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.0%

Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.0%
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	$1,000,000	$1,023,679
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	717,478
Metropolitan Washington, DC, Airport Authority Rev., “A”, FSA, 5%, 2032	1,455,000	1,472,954
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,004,589
Metropolitan Washington, DC, Airports Authority Rev., 5.375%, 2028	1,500,000	1,570,169
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5.375%, 2017	1,755,000	1,832,008
Norfolk, VA, Airport Authority Rev., “A”, FGIC, 5%, 2022	3,000,000	3,073,079
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	3,000,000	2,922,059
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	723,981
		$16,339,996
General Obligations - General Purpose - 2.6%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$645,000	$629,320
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,085,857
Newport News, VA, Economic Development, “A”, 5%, 2031	1,595,000	1,695,421
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	840,000	945,160
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	1,003,094
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,112,204
		$8,471,056
General Obligations - Improvement - 4.9%
Arlington County, VA, 4.5%, 2028	$255,000	$262,581
Chesterfield County, VA, 6%, 2010 (c)	1,900,000	1,930,039
Chesterfield County, VA, 5%, 2011 (c)(f)	2,015,000	2,127,941
Guam Government, “A”, 6.75%, 2029	100,000	109,183
Guam Government, “A”, 5.25%, 2037	540,000	490,703
Guam Government, “A”, 7%, 2039	110,000	120,512
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,280,000	3,405,132
Hampton, VA, Public Improvement, 6%, 2010 (c)	3,480,000	3,612,762
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)	1,765,000	1,843,825
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)	1,880,000	1,946,496
		$15,849,174
General Obligations - Schools - 0.9%
Los Angeles, CA, Unified School District, “D”, 5%, 2034	$125,000	$130,780

Issuer	Shares/Par	Value ($)

General Obligations - Schools - continued
San Diego, CA, Community College District, FSA, 5%, 2030	$2,570,000	$2,739,235
		$2,870,015
Healthcare Revenue - Hospitals - 14.6%
Albemarle County, VA, Industrial Development Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2035	$3,000,000	$2,995,740
Arlington County, VA, Industrial Development Authority Rev. (Virginia Hospital Center Arlington Health Systems), 5.25%, 2011 (c)	2,600,000	2,823,106
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	910,910
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,052,220
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,628,115
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	1,968,280
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	752,468
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2012 (c)	85,000	96,863
Henrico County, VA, Economic Development Authority Rev., 5.6%, 2030	1,915,000	1,950,370
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,756,680
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	1,030,000	1,076,402
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,051,082
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	2,075,000	2,188,378
Loudoun County, VA, Industrial Development Authority, Hospital Rev. (Loudoun Hospital Center), “A”, 6.1%, 2012 (c)	1,000,000	1,129,460
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,623,326
Medical College of Virginia, Hospital Authority Rev., NATL, 5.125%, 2018	3,000,000	3,000,690
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,315,000	1,392,966
Peninsula Ports Authority, VA, Health System Rev. (Riverside Health System), 5%, 2018	3,580,000	3,608,962
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023	1,935,000	2,013,561

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	$1,000,000	$989,990
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,590,610
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,161,939
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	515,000	548,387
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 2037	2,000,000	1,625,120
Washington County, VA, Industrial Development Authority Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,628,382
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	234,852
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	569,003
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,043,015
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2031	1,280,000	1,174,029
		$47,584,906
Healthcare Revenue - Long Term Care - 1.2%
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	$750,000	$634,118
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2012 (c)	200,000	227,082
Henrico County, VA, Economic Development Authority Residential Care, 6.7%, 2027	550,000	552,316
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	1,000,000	575,160
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	787,300
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	750,000	648,173
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	608,873
		$4,033,022
Industrial Revenue - Environmental Services - 1.0%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Facility Rev. (Waste Management, Inc.), 6.25%, 2027 (b)	$1,500,000	$1,586,490

Issuer	Shares/Par	Value ($)

Industrial Revenue - Environmental Services - continued
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,785,630
		$3,372,120
Industrial Revenue - Other - 1.2%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$1,982,320
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,008,190
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	750,000	759,338
		$3,749,848
Industrial Revenue - Paper - 0.5%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$1,000,000	$888,720
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	740,000	555,000
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	1,750,000	43,750
		$1,487,470
Miscellaneous Revenue - Other - 1.0%
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	$3,000,000	$3,174,270

Multi-Family Housing Revenue - 3.7%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$3,000,000	$3,087,480
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,392,737
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	915,330
Virginia Housing Development Authority Rev., “G”, 5.625%, 2020	2,000,000	2,021,320
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,529,895
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,011,340
		$11,958,102
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,638,476

Sales & Excise Tax Revenue - 2.3%
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	$2,250,000	$2,767,590
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 0%, 2034	3,795,000	891,863

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$2,135,000	$2,209,554
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,470,000	1,573,517
		$7,442,524
Single Family Housing - State - 5.2%
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	$2,000,000	$2,026,680
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	1,994,660
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	1,942,960
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,238,072
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,246,938
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,528,009
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,719,861
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,012,080
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 5.6%, 2026	3,000,000	3,216,060
		$16,925,320
State & Agency - Other - 1.5%
Fairfax County, VA, COP, 6.1%, 2017	$3,090,000	$3,439,108
Virginia Biotechnology Research Park Lease Rev. (Consolidated Laboratories), 5%, 2021	1,500,000	1,556,535
		$4,995,643
State & Local Agencies - 11.5%
Blue Ridge, VA, Regional Jail Authority, NATL, 5.2%, 2021	$1,830,000	$1,840,614
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	1,000,000	1,005,510
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 6.25%, 2011	2,735,000	2,739,704
Chesapeake, VA, Industrial Development Authority (Chesapeake Court House), NATL, 5.25%, 2017	2,000,000	2,002,620
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.983%, 2037	1,915,000	1,377,728
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,542,925
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,056,840
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,052,460
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, FSA, 5%, 2035	2,875,000	2,968,208
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036	2,000,000	2,067,720

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	$2,335,000	$2,486,845
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.125%, 2012 (c)	1,000,000	1,123,320
Middlesex County, VA, Industrial Development Authority Rev., AMBAC, 5.25%, 2012 (c)	2,000,000	2,253,580
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	511,585
Montgomery County, VA, Industrial Development, “B”, AMBAC, 6%, 2011 (c)	1,000,000	1,076,660
Montgomery County, VA, Industrial Development, “C”, AMBAC, 6%, 2011 (c)	1,120,000	1,205,859
Orange County, VA, Industrial Development Authority (Orange County Project), AMBAC, 5%, 2012 (c)	1,000,000	1,101,840
Powhatan County, VA, Economic Development Authority Lease Rev. (Virginia Capital Projects), AMBAC, 5.25%, 2033	1,000,000	1,021,500
Prince William County, VA, Lease Partnerships, 5%, 2021	1,500,000	1,574,010
Richmond, VA, Public Facilities (Megahertz Project), “A”, COP, AMBAC, 5%, 2022	1,600,000	1,645,360
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,455,756
Virginia College Building Authority, Educational Facilities Rev., 4.5%, 2032	1,550,000	1,614,837
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,129,360
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	500,000	557,020
		$37,411,861
Tax - Other - 2.7%
Greater Richmond Convention Center Authority, Hotel Tax Rev. (Convention Center Expansion), 6.125%, 2010 (c)	$3,500,000	$3,674,965
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	365,000	384,389
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	123,976
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	1,000,000	1,081,520
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,524,909
Virgin Islands, Public Finance Authority Rev. (Diago), “A”, 6.625%, 2029	830,000	891,121
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	1,000,000	1,008,620
		$8,689,500
Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	$565,000	$458,328
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,715,000	1,429,384

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tobacco - continued
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	$395,000	$369,637
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,184,090
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	4,350,000	3,309,002
		$6,750,441
Toll Roads - 0.6%
Metropolitan Washington, DC, Airports Authority Rev. (Dulles Toll Road), “A”, 5%, 2039	$2,000,000	$2,114,380

Transportation - Special Tax - 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 2029	$1,210,000	$1,146,027
Indiana Finance Authority Highway Rev., “A”, NATL, 4.5%, 2029	1,845,000	1,875,387
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,638,460
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,474,050
		$6,133,924
Universities - Colleges - 4.4%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,569,707
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,170,760
University of Virginia (University Rev.), 5%, 2040	1,990,000	2,147,887
University of Virginia (University Rev.), “B”, 5%, 2027	2,690,000	2,879,672
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,670,010
Virginia College Building Authority, Educational Facilities Rev. (Hampton University), 6%, 2010 (c)	1,000,000	1,037,560
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	1,802,740
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,087,132
		$14,365,468
Utilities - Investor Owned - 1.2%
Halifax County, VA, Industrial Development Authority (Old Dominion Electric Cooperative), AMBAC, 5.625%, 2028	$3,000,000	$3,058,110
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	700,000	723,198
		$3,781,308
Utilities - Municipal Owned - 3.8%
Bristol, VA, Utility Systems Rev., ETM, FSA, 5.75%, 2016 (c)	$240,000	$295,404

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Guam Power Authority Rev., AMBAC, 5.25%, 2015	$2,020,000	$2,030,989
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	395,000	423,480
Long Island Power Authority, Electric Systems Rev., “A”, BHAC, 5.5%, 2033	1,435,000	1,609,596
Long Island Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	543,729
Richmond, VA, Public Utilities Rev., FSA, 5%, 2012 (c)	5,000,000	5,463,450
Richmond, VA, Public Utilities Rev., 5%, 2035	1,000,000	1,080,030
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035	1,000,000	1,044,680
		$12,491,358
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$959,544
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	559,867
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	291,337
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,124,861
		$2,935,609
Water & Sewer Utility Revenue - 23.8%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	$400,000	$423,780
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	3,115,320
Fairfax County, VA, Water Authority Rev., 5%, 2032	2,000,000	2,067,040
Fairfax County, VA, Water Authority Rev., Unrefunded, 5%, 2027	3,210,000	3,339,363
Hampton Roads Sanitation District Wastewater Rev., VA, 5%, 2038	3,750,000	4,006,538
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,151,700
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,373,515
Loudoun County, VA, Water & Sewer Rev., 4.375%, 2037	3,600,000	3,654,504
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,985,000	3,211,293
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,213,800
Richmond, VA, Public Utilities Rev., 5%, 2040	2,000,000	2,152,020
Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022	1,450,000	1,491,702
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.5%, 2032	1,500,000	1,540,995
Spotsylvania County, VA, Water & Sewer Rev., FSA, 4.75%, 2035	1,500,000	1,553,460
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 4.75%, 2031	1,370,000	1,445,199
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,126,400

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020	$1,000,000	$1,034,390
Virginia Resources Authority Rev., 5%, 2021 (u)	2,780,000	3,008,210
Virginia Resources Authority Rev., 5%, 2023 (u)	3,040,000	3,274,992
Virginia Resources Authority Rev., 5%, 2033 (u)	5,020,000	5,258,651
Virginia Resources Authority Sewer Systems Rev. (Hopewell Regional Wastewater), 5.75%, 2021	1,335,000	1,363,729
Virginia Resources Authority, Clean Water Rev., 5.4%, 2010 (c)	1,135,000	1,191,296
Virginia Resources Authority, Clean Water Rev., 6%, 2010 (c)	2,750,000	2,902,680
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,259,380
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,105,970
Virginia Resources Authority, Clean Water Rev., 5%, 2037	2,750,000	2,971,513
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	350,000	363,787
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	630,000	654,816
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	660,000	716,628
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	710,000	770,918
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	700,000	760,060
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2011 (c)	750,000	814,350

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Infrastructure Rev., 5%, 2017	$330,000	$338,748
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2019	230,000	243,110
Virginia Resources Authority, Infrastructure Rev., FSA, 5.5%, 2019	90,000	92,457
Virginia Resources Authority, Infrastructure Rev., NATL, 5.5%, 2020	240,000	252,840
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,299,670
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2010 (c)	1,030,000	1,067,636
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,818,764
Virginia Resources Authority, Water & Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035	2,015,000	2,092,860
		$77,524,084
Total Municipal Bonds (Identified Cost, $309,415,519)		$322,089,875

Money Market Funds (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	3,191,478	$3,191,478
Total Investments (Identified Cost, $312,606,997)		$325,281,353

Other Assets, Less Liabilities - 0.0%		157,618
Net Assets - 100.0%		$325,438,971

Derivative Contracts at 9/30/09

Futures Contracts Outstanding at 9/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	78	$9,467,250	Dec-09	$(122,554)

At September 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/09 (unaudited)

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

Issuer	Shares/Par	Value ($)

General Obligations - General Purpose - 14.8%
Charleston, WV, Public Improvements, 7.2%, 2009	$1,140,000	$1,140,000
Commonwealth of Puerto Rico, Public Improvement, NATL, 5.75%, 2010 (c)	6,000,000	6,204,655
Commonwealth of Puerto Rico, Public Improvement, 5.25%, 2023	1,500,000	1,523,760
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	780,000	754,151
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	2,045,100
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2023	660,000	742,625
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	790,482
State of West Virginia, NATL, 5%, 2015	2,500,000	2,888,975
Tuscaloosa, AL, “A”, 5.125%, 2039	855,000	904,915
West Virginia Highway Improvements, FGIC, 5.625%, 2010 (c)	1,000,000	1,044,480
West Virginia Sewer Improvements, FGIC, 5.5%, 2017	2,565,000	2,592,292
		$20,631,435
General Obligations - Improvement - 0.2%
Guam Government, “A”, 6.75%, 2029	$35,000	$38,214
Guam Government, “A”, 5.25%, 2037	250,000	227,178
Guam Government, “A”, 7%, 2039	45,000	49,300
		$314,692
General Obligations - Schools - 1.8%
Monongalia County, WV, Board of Education, NATL, 5%, 2027	$2,350,000	$2,516,709

Healthcare Revenue - Hospitals - 10.2%
Illinois Finance Authority Rev. (Central Dupage Health), 5%, 2027	$465,000	$485,948
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	981,335
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	455,108
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	719,824
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	615,000	607,048
Randolph County, WV, Community Health Systems Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021	1,000,000	1,032,510
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	600,000	600,354

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	$2,000,000	$2,650,180
West Virginia Hospital Finance Authority, Hospital Rev. (General Division Medical Office Building), 7.25%, 2014	1,040,000	1,040,416
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	462,755
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,552,300
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,033,520
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia University Hospital), AMBAC, 5%, 2018	1,000,000	1,001,300
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5.6%, 2029	635,000	635,222
		$14,257,820
Industrial Revenue - Other - 0.3%
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	$350,000	$354,358

Parking - 0.9%
West Virginia Economic Development Authority, Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020	$1,260,000	$1,290,794

Sales & Excise Tax Revenue - 1.2%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	$1,015,000	$1,050,444
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	679,717
		$1,730,161
Single Family Housing Revenue - Local - 0.0%
Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011	$20,000	$20,018

Single Family Housing - State - 4.0%
West Virginia Housing Development Fund Rev., 5.25%, 2018	$885,000	$888,283
West Virginia Housing Development Fund Rev., 5.3%, 2023	415,000	416,233
West Virginia Housing Development Fund Rev., “A”, 4.625%, 2032	870,000	826,726

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Single Family Housing - State - continued
West Virginia Housing Development Fund Rev., “B”, 5.15%, 2032	$3,410,000	$3,411,944
		$5,543,186
Solid Waste Revenue - 0.2%
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	$305,000	$335,451

State & Local Agencies - 17.7%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$594,851
Huntington, WV, Municipal Development Authority Rev., NATL, 5.1%, 2018	1,740,000	1,781,569
West Virginia Building Commission, Lease Rev. “B”, AMBAC, 5.375%, 2018	2,500,000	2,765,100
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,854,291
West Virginia Economic Development Authority (Correctional Juvenile & Public), NATL, 5%, 2026	2,100,000	2,169,216
West Virginia Economic Development Authority (Correctional Juvenile Safety), “A”, NATL, 5%, 2029	1,530,000	1,582,494
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,040,430
West Virginia Economic Development Authority, Department of Environmental Protection, 5.5%, 2022	2,000,000	2,152,060
West Virginia Economic Development Authority, Lease Rev. (State Office Building), 5%, 2020	1,000,000	1,034,390
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	678,424
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,405,365
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	1,000,000	706,540
		$24,764,730
Tax - Other - 3.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$168,499
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	56,822
Virgin Islands, Public Finance Authority Rev. (Diago), “A”, 6.625%, 2029	360,000	386,510
Virgin Islands, Public Finance Authority Rev., “A”, 5.625%, 2025	500,000	504,310
West Virginia School Building Authority Excess Lottery Rev., 5%, 2026	1,000,000	1,086,920
West Virginia School Building Authority Excess Lottery Rev., 5%, 2028	750,000	805,958
West Virginia School Building Authority, Rev., “A”, FGIC, 5%, 2020	2,000,000	2,211,740
		$5,220,759

Issuer	Shares/Par	Value ($)

Tax Assessment - 0.4%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$500,000	$338,615
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	251,145
		$589,760
Tobacco - 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$190,000	$178,991
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	195,000	186,319
		$365,310
Transportation - Special Tax - 1.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 2029	$1,820,000	$1,723,777

Universities - Colleges - 18.0%
Fairmont State College, WV, College Rev., “A”, FGIC, 5.375%, 2027	$1,500,000	$1,556,820
Fairmont State College, WV, College Rev., “A”, FGIC, 5%, 2032	1,210,000	1,246,143
Fairmont State College, WV, College Rev., “B”, FGIC, 5%, 2032	2,250,000	2,288,925
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,180,000	1,468,699
New York Dormitory Authority Rev., Non-State Supported Debt (Columbia University), “A”, 5%, 2031	820,000	883,525
Puerto Rico Industrial Tourist Education (University Plaza), NATL, 5%, 2021	1,270,000	1,275,207
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,703,760
University of California Rev., “J”, FSA, 4.5%, 2035	1,255,000	1,262,794
West Virginia Department of Higher Education (Marshall University), FGIC, 5.25%, 2019	1,680,000	1,730,266
West Virginia Department of Higher Education (Student Union James C. Wilson College), 5.125%, 2022	1,500,000	1,555,920
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2029	2,000,000	2,083,940
West Virginia University, University Systems Rev. (Marshall University), FGIC, 6%, 2010 (c)	2,705,000	2,805,220
West Virginia University, University Systems Rev. (West Virginia University), NATL, 5.5%, 2020	1,700,000	2,001,240
West Virginia University, University Systems Rev. (West Virginia University), “A”, NATL, 5.25%, 2028	2,000,000	2,270,900
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2034	1,000,000	1,028,710
		$25,162,069

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Investor Owned - 4.9%
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), 5.5%, 2022	$750,000	$778,868
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.625%, 2020	470,000	519,242
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison), 5.5%, 2029 (b)	340,000	366,381
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	300,000	292,266
West Virginia Economic Development Authority Solid Waste Disposal Facilities Rev., AMBAC, 4.9%, 2037	5,000,000	4,823,550
		$6,780,307
Utilities - Municipal Owned - 0.7%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	$945,000	$1,013,135

Utilities - Other - 1.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$701,924
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	487,387
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	247,149
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	125,576
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	287,509
		$1,849,545
Water & Sewer Utility Revenue - 14.4%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$817,510
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022	300,000	287,010
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 2028	400,000	423,780

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,005,000	$2,082,072
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	310,000	398,521
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	224,324
King County, WA, Sewer Rev., 5%, 2038	1,360,000	1,450,644
West Virginia Water Development Authority Loan Program, “A”, FSA, 5%, 2044	2,000,000	2,066,500
West Virginia Water Development Authority Loan Program, “B”, AMBAC, 5.125%, 2024	2,140,000	2,290,014
West Virginia Water Development Authority Rev., AMBAC, 6.25%, 2020	1,000,000	1,024,380
West Virginia Water Development Authority Rev., AMBAC, 5.25%, 2023	1,000,000	1,054,070
West Virginia Water Development Authority Rev., AMBAC, 5%, 2026	2,850,000	2,947,841
West Virginia Water Development Authority Rev., ETM, 7.1%, 2009 (c)	30,000	30,145
West Virginia Water Development Authority, Infrastructure Rev., FSA, 5.5%, 2010 (c)	895,000	940,278
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	2,003,645
West Virginia Water Development Authority, Infrastructure Rev., “A”, FSA, 4.75%, 2045	2,000,000	2,033,280
		$20,074,014
Total Municipal Bonds (Identified Cost, $128,946,100)		$134,538,030

Money Market Funds (v) - 2.2%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	3,008,368	$3,008,368
Total Investments (Identified Cost, $131,954,468)		$137,546,398

Other Assets, Less Liabilities - 1.6%		2,235,361
Net Assets - 100.0%		$139,781,759

Portfolio Footnotes:

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rates reset periodically and may not be the rate reported at period end
LOC	Letter of Credit
Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC IXIS Financial Guaranty
CONNIE LEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/09 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$98,055,743	$214,828,753	$365,447,447	$119,159,157
Underlying funds, at cost and net asset value	2,573,918	1,859,158	7,474,458	362,201
Total investments, at identified cost	$100,629,661	$216,687,911	$372,921,905	$119,521,358
Unrealized appreciation (depreciation)	5,511,447	12,587,389	23,402,496	4,431,565
Total investments, at value	$106,141,108	$229,275,300	$396,324,401	$123,952,923
Cash	—	—	—	300,000
Receivables for
Daily variation margin on open futures contracts	—	18,750	15,750	10,000
Investments sold	45,653	705,000	75,000	260,000
Fund shares sold	620,359	590,744	5,548,041	738,477
Interest	1,394,154	3,297,212	5,904,124	1,922,288
Other assets	259	490	675	292
Total assets	$108,201,533	$233,887,496	$407,867,991	$127,183,980

Liabilities
Payables for
Distributions	$136,432	$227,364	$454,174	$141,182
Investments purchased	961,510	785,938	3,731,571	725,877
Fund shares reacquired	30,988	106,594	443,726	106,680
Payable to the holder of the floating rate certificate from trust assets	—	—	8,019,640	948,572
Payable for interest expense and fees	—	—	17,974	2,599
Payable to affiliates
Investment adviser	2,630	5,714	9,667	3,073
Shareholder servicing costs	7,579	13,993	20,863	9,527
Distribution and service fees	1,092	4,975	8,137	8,058
Administrative services fee	150	270	424	168
Payable for independent Trustees’ compensation	6,835	8,719	11,624	6,744
Accrued expenses and other liabilities	18,227	22,359	31,773	24,387
Total liabilities	$1,165,443	$1,175,926	$12,749,573	$1,976,867
Net assets	$107,036,090	$232,711,570	$395,118,418	$125,207,113

Net assets consist of
Paid-in capital	$101,280,773	$221,472,586	$370,865,015	$121,187,975
Unrealized appreciation (depreciation) on investments	5,511,447	12,494,050	23,290,549	4,382,329
Accumulated net realized gain (loss) on investments	119,707	(1,448,548)	(394,501)	(473,633)
Undistributed net investment income	124,163	193,482	1,357,355	110,442
Net assets	$107,036,090	$232,711,570	$395,118,418	$125,207,113

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$101,840,095	$188,630,783	$327,395,711	$102,756,351
Class B	5,195,995	16,501,769	12,788,795	22,450,762
Class C	—	27,579,018	54,933,912	—
Total net assets	$107,036,090	$232,711,570	$395,118,418	$125,207,113

Shares of beneficial interest outstanding
Class A	10,203,069	16,976,776	27,357,139	10,103,874
Class B	519,912	1,489,153	1,069,941	2,201,751
Class C	—	2,485,186	4,593,166	—
Total shares of beneficial interest outstanding	10,722,981	20,951,115	33,020,246	12,305,625

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$9.98	$11.11	$11.97	$10.17
Offering price per share (100 / 95.25 × net asset value per share)	$10.48	$11.66	$12.57	$10.68

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$9.99	$11.08	$11.95	$10.20

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$11.10	$11.96	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments –
Non-affiliated issuers, at identified cost	$145,424,691	$121,325,467	$309,415,519	$128,946,100
Underlying funds, at cost and net asset value	2,423,934	1,464,822	3,191,478	3,008,368
Total investments, at identified cost	$147,848,625	$122,790,289	$312,606,997	$131,954,468
Unrealized appreciation (depreciation)	7,074,408	5,003,133	12,674,356	5,591,930
Total investments, at value	$154,923,033	$127,793,422	$325,281,353	$137,546,398
Receivables for
Daily variation margin on open futures contracts	—	6,250	19,500	—
Investments sold	—	345,000	—	185,000
Fund shares sold	508,273	251,362	1,050,270	51,565
Interest	2,384,363	1,849,149	5,153,893	2,307,419
Other assets	347	309	628	314
Total assets	$157,816,016	$130,245,492	$331,505,644	$140,090,696

Liabilities
Payables for
Distributions	$170,404	$176,141	$420,281	$141,485
Fund shares reacquired	123,959	68,590	109,171	122,190
Payable to the holder of the floating rate certificate from trust assets	—	—	5,433,925	—
Payable for interest expense and fees	—	—	22,325	—
Payable to affiliates
Investment adviser	3,870	3,193	7,989	3,436
Shareholder servicing costs	11,859	8,397	23,232	8,916
Distribution and service fees	2,604	2,039	5,790	2,142
Administrative services fee	198	172	359	182
Payable for independent Trustees’ compensation	11,553	8,715	11,611	11,549
Accrued expenses and other liabilities	20,132	18,326	31,990	19,037
Total liabilities	$344,579	$285,573	$6,066,673	$308,937
Net assets	$157,471,437	$129,959,919	$325,438,971	$139,781,759

Net assets consist of
Paid-in capital	$150,745,965	$124,050,926	$311,668,314	$136,771,185
Unrealized appreciation (depreciation) on investments	7,074,408	4,982,687	12,551,802	5,591,930
Accumulated net realized gain (loss) on investments	(270,866)	622,168	1,095,076	(2,649,242)
Accumulated undistributed (distributions in excess of) net investment income	(78,070)	304,138	123,779	67,886
Net assets	$157,471,437	$129,959,919	$325,438,971	$139,781,759

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$146,362,023	$123,490,730	$292,407,648	$134,088,278
Class B	11,109,414	6,469,189	7,368,065	5,693,481
Class C	—	—	25,663,258	—
Total net assets	$157,471,437	$129,959,919	$325,438,971	$139,781,759

Shares of beneficial interest outstanding
Class A	12,015,988	11,682,054	25,649,786	12,015,539
Class B	912,520	612,374	646,737	510,391
Class C	—	—	2,251,713	—
Total shares of beneficial interest outstanding	12,928,508	12,294,428	28,548,236	12,525,930

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.18	$10.57	$11.40	$11.16
Offering price per share (100 / 95.25 × net asset value per share)	$12.79	$11.10	$11.97	$11.72

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.17	$10.56	$11.39	$11.16

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$—	$—	$11.40	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/09 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income
Interest	$2,542,758	$5,695,114	$9,923,798	$2,993,530
Dividends from underlying funds	2,604	6,753	14,185	2,965
Total investment income	$2,545,362	$5,701,867	$9,937,983	$2,996,495
Expenses
Management fee	$225,614	$490,375	$800,045	$257,821
Distribution and service fees	82,909	423,764	665,143	172,590
Shareholder servicing costs	31,246	62,971	109,260	44,514
Administrative services fee	13,431	24,364	37,133	14,754
Independent Trustees’ compensation	3,054	4,982	9,629	2,950
Custodian fee	13,054	22,604	27,361	17,604
Shareholder communications	4,380	8,075	11,926	6,766
Auditing fees	21,377	21,377	21,377	21,377
Legal fees	6,862	8,553	9,614	7,504
Interest expense and fees	—	—	43,518	2,857
Miscellaneous	25,339	36,253	46,867	25,349
Total expenses	$427,266	$1,103,318	$1,781,873	$574,086
Fees paid indirectly	(1,525)	(4)	(4,020)	(2)
Reduction of expenses by investment adviser and/or distributor	(38,882)	(848)	(1,373)	(48,653)
Net expenses	$386,859	$1,102,466	$1,776,480	$525,431
Net investment income	$2,158,503	$4,599,401	$8,161,503	$2,471,064

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$126,270	$(10,324)	$837,335	$111,438
Futures contracts	—	(7,368)	(40,660)	14,423
Net realized gain (loss) on investments	$126,270	$(17,692)	$796,675	$125,861
Change in unrealized appreciation (depreciation)
Investments	$6,940,086	$18,013,911	$23,533,090	$8,921,690
Futures contracts	—	17,501	22,859	(1,305)
Net unrealized gain (loss) on investments	$6,940,086	$18,031,412	$23,555,949	$8,920,385
Net realized and unrealized gain (loss) on investments	$7,066,356	$18,013,720	$24,352,624	$9,046,246
Change in net assets from operations	$9,224,859	$22,613,121	$32,514,127	$11,517,310

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income
Interest	$3,595,459	$3,161,431	$8,000,980	$3,178,675
Dividends from underlying funds	4,755	2,917	9,089	4,429
Total investment income	$3,600,214	$3,164,348	$8,010,069	$3,183,104
Expenses
Management fee	$331,955	$276,124	$672,629	$291,930
Distribution and service fees	226,876	180,622	482,852	184,985
Shareholder servicing costs	46,938	37,015	97,071	39,473
Administrative services fee	17,827	15,520	31,891	16,166
Independent Trustees’ compensation	4,955	4,549	9,327	4,860
Custodian fee	15,924	14,000	26,697	12,707
Shareholder communications	6,002	4,898	11,308	5,522
Auditing fees	21,377	21,377	21,377	21,377
Legal fees	7,737	3,880	9,167	6,952
Interest expense and fees	—	—	23,568	—
Miscellaneous	27,256	25,448	43,466	26,200
Total expenses	$706,847	$583,433	$1,429,353	$610,172
Fees paid indirectly	(3,304)	—	(2,428)	(2,481)
Reduction of expenses by investment adviser and/or distributor	(575)	(478)	(1,160)	(2,121)
Net expenses	$702,968	$582,955	$1,425,765	$605,570
Net investment income	$2,897,246	$2,581,393	$6,584,304	$2,577,534

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$758,037	$622,675	$1,114,634	$128,166
Futures contracts	18,089	16,697	(37,337)	—
Net realized gain (loss) on investments	$776,126	$639,372	$1,077,297	$128,166
Change in unrealized appreciation (depreciation)
Investments	$10,020,513	$8,184,536	$22,487,927	$9,616,840
Futures contracts	38,944	15,502	(11,714)	—
Net unrealized gain (loss) on investments	$10,059,457	$8,200,038	$22,476,213	$9,616,840
Net realized and unrealized gain (loss) on investments	$10,835,583	$8,839,410	$23,553,510	$9,745,006
Change in net assets from operations	$13,732,829	$11,420,803	$30,137,814	$12,322,540

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/09 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$2,158,503	$4,599,401	$8,161,503	$2,471,064
Net realized gain (loss) on investments	126,270	(17,692)	796,675	125,861
Net unrealized gain (loss) on investments	6,940,086	18,031,412	23,555,949	8,920,385
Change in net assets from operations	$9,224,859	$22,613,121	$32,514,127	$11,517,310

Distributions declared to shareholders
From net investment income	$(2,116,096)	$(4,457,537)	$(7,116,271)	$(2,422,809)
Change in net assets from fund share transactions	$4,761,202	$6,871,426	$43,913,261	$8,969,459
Total change in net assets	$11,869,965	$25,027,010	$69,311,117	$18,063,960

Net assets
At beginning of period	95,166,125	207,684,560	325,807,301	107,143,153
At end of period	$107,036,090	$232,711,570	$395,118,418	$125,207,113
Undistributed net investment income included in net assets at end of period	$124,163	$193,482	$1,357,355	$110,442

Six months ended 9/30/09 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$2,897,246	$2,581,393	$6,584,304	$2,577,534
Net realized gain (loss) on investments	776,126	639,372	1,077,297	128,166
Net unrealized gain (loss) on investments	10,059,457	8,200,038	22,476,213	9,616,840
Change in net assets from operations	$13,732,829	$11,420,803	$30,137,814	$12,322,540

Distributions declared to shareholders
From net investment income	$(2,996,714)	$(2,545,004)	$(6,400,250)	$(2,500,252)
Change in net assets from fund share transactions	$5,585,293	$4,365,184	$20,321,771	$6,940,944
Total change in net assets	$16,321,408	$13,240,983	$44,059,335	$16,763,232

Net assets
At beginning of period	141,150,029	116,718,936	281,379,636	123,018,527
At end of period	$157,471,437	$129,959,919	$325,438,971	$139,781,759
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(78,070)	$304,138	$123,779	$67,886

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income	$4,187,538	$7,996,426	$12,296,549	$4,802,792
Net realized gain (loss) on investments	17,960	735,470	41,769	(457,389)
Net unrealized gain (loss) on investments	(2,871,559)	(11,259,717)	(5,855,025)	(5,761,463)
Change in net assets from operations	$1,333,939	$(2,527,821)	$6,483,293	$(1,416,060)

Distributions declared to shareholders
From net investment income	$(4,059,672)	$(8,219,506)	$(13,144,511)	$(4,597,753)
From net realized gain on investments	—	(1,444,382)	(1,297,069)	—
Total distributions declared to shareholders	$(4,059,672)	$(9,663,888)	$(14,441,580)	$(4,597,753)
Change in net assets from fund share transactions	$8,830,416	$53,842,919	$23,398,771	$6,442,178
Total change in net assets	$6,104,683	$41,651,210	$15,440,484	$428,365

Net assets
At beginning of period	89,061,442	166,033,350	310,366,817	106,714,788
At end of period	$95,166,125	$207,684,560	$325,807,301	$107,143,153
Undistributed net investment income included in net assets at end of period	$81,756	$51,618	$312,123	$62,187

Year ended 3/31/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income	$6,244,242	$4,973,019	$12,958,090	$4,185,642
Net realized gain (loss) on investments	(1,368,703)	(242,148)	507,127	(948,330)
Net unrealized gain (loss) on investments	(5,314,469)	(4,127,480)	(12,901,901)	(4,624,313)
Change in net assets from operations	$(438,930)	$603,391	$563,316	$(1,387,001)

Distributions declared to shareholders
From net investment income	$(6,193,212)	$(5,035,589)	$(12,244,399)	$(5,074,051)
From net realized gain on investments	(235,358)	(476,450)	(2,312,309)	(1,300,633)
Total distributions declared to shareholders	$(6,428,570)	$(5,512,039)	$(14,556,708)	$(6,374,684)
Change in net assets from fund share transactions	$(1,900,667)	$10,616,051	$13,194,233	$(2,264,088)
Total change in net assets	$(8,768,167)	$5,707,403	$(799,159)	$(10,025,773)

Net assets
At beginning of period	149,918,196	111,011,533	282,178,795	133,044,300
At end of period	$141,150,029	$116,718,936	$281,379,636	$123,018,527
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$21,398	$267,749	$(60,275)	$(9,396)

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS® MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$9.30		$9.58	$9.80	$9.73		$9.82	$10.02

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.43	$0.44	$0.45	(z)	$0.44	$0.46
Net realized and unrealized gain (loss) on investments	0.67		(0.30)	(0.23)	0.05	(z)	(0.09)	(0.19)
Total from investment operations	$0.88		$0.13	$0.21	$0.50		$0.35	$0.27

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.43)	$(0.43)		$(0.44)	$(0.47)
Net asset value, end of period	$9.98		$9.30	$9.58	$9.80		$9.73	$9.82
Total return (%) (r)(s)(t)	9.61	(n)	1.47	2.21	5.20		3.59	2.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.74	1.03	1.11		1.07	0.93
Expenses after expense reductions (f)	0.74	(a)	0.57	0.78	0.86		0.82	0.68
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.54	0.56	0.62		0.64	0.58
Net investment income	4.34	(a)	4.55	4.51	4.59	(z)	4.48	4.70
Portfolio turnover	4		24	13	12		9	19
Net assets at end of period (000 omitted)	$101,840		$89,793	$80,893	$75,470		$75,597	$79,574

See Notes to Financial Statements

Financial Highlights – continued

MFS® MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$9.32		$9.59	$9.81	$9.74		$9.84	$10.03

Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.36	$0.38	(z)	$0.37	$0.39
Net realized and unrealized gain (loss) on investments	0.67		(0.29)	(0.22)	0.04	(z)	(0.10)	(0.19)
Total from investment operations	$0.84		$0.07	$0.14	$0.42		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)	$(0.36)	$(0.35)		$(0.37)	$(0.39)
Net asset value, end of period	$9.99		$9.32	$9.59	$9.81		$9.74	$9.84
Total return (%) (r)(s)(t)	9.10	(n)	0.80	1.43	4.41		2.71	2.08

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	(a)	1.51	1.80	1.87		1.83	1.70
Expenses after expense reductions (f)	1.46	(a)	1.33	1.55	1.62		1.58	1.45
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.31	1.33	1.38		1.40	1.35
Net investment income	3.63	(a)	3.79	3.75	3.83	(z)	3.72	3.93
Portfolio turnover	4		24	13	12		9	19
Net assets at end of period (000 omitted)	$5,196		$5,374	$8,169	$9,408		$10,465	$11,544

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$10.23		$10.82	$11.15	$11.13		$11.30	$11.53

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.44	$0.46	$0.52	(z)	$0.49	$0.51
Net realized and unrealized gain (loss) on investments	0.87		(0.50)	(0.26)	0.03	(z)	(0.12)	(0.24)
Total from investment operations	$1.10		$(0.06)	$0.20	$0.55		$0.37	$0.27

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.46)	$(0.48)	$(0.48)		$(0.49)	$(0.50)
From net realized gain on investments	—		(0.07)	(0.05)	(0.05)		(0.05)	—
Total distributions declared to shareholders	$(0.22)		$(0.53)	$(0.53)	$(0.53)		$(0.54)	$(0.50)
Net asset value, end of period	$11.11		$10.23	$10.82	$11.15		$11.13	$11.30
Total return (%) (r)(s)(t)	10.91	(n)	(0.46)	1.84	5.07		3.30	2.45

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.94	1.25	1.32		1.28	1.14
Expenses after expense reductions (f)	0.87	(a)	0.78	1.00	1.06		1.03	0.89
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.75	0.77	0.82		0.85	0.79
Net investment income	4.36	(a)	4.29	4.16	4.66	(z)	4.36	4.47
Portfolio turnover	6		29	22	8		12	20
Net assets at end of period (000 omitted)	$188,631		$169,525	$126,126	$118,924		$118,476	$125,861

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$10.20		$10.79	$11.11	$11.09		$11.27	$11.49

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.38	$0.43	(z)	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	0.87		(0.51)	(0.25)	0.04	(z)	(0.14)	(0.22)
Total from investment operations	$1.06		$(0.14)	$0.13	$0.47		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.40)	$(0.40)		$(0.40)	$(0.42)
From net realized gain on investments	—		(0.07)	(0.05)	(0.05)		(0.05)	—
Total distributions declared to shareholders	$(0.18)		$(0.45)	$(0.45)	$(0.45)		$(0.45)	$(0.42)
Net asset value, end of period	$11.08		$10.20	$10.79	$11.11		$11.09	$11.27
Total return (%) (r)(s)(t)	10.53	(n)	(1.23)	1.15	4.29		2.43	1.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.70	2.00	2.07		2.03	1.89
Expenses after expense reductions (f)	1.62	(a)	1.52	1.75	1.82		1.78	1.64
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.50	1.52	1.57		1.60	1.54
Net investment income	3.62	(a)	3.55	3.43	3.91	(z)	3.61	3.70
Portfolio turnover	6		29	22	8		12	20
Net assets at end of period (000 omitted)	$16,502		$16,285	$20,053	$25,654		$30,046	$35,328

See Notes to Financial Statements

Financial Highlights – continued

MFS® NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class C
Net asset value, beginning of period	$10.22		$10.81	$11.13	$11.11		$11.29	$11.51

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.37	$0.37	$0.43	(z)	$0.41	$0.42
Net realized and unrealized gain (loss) on investments	0.87		(0.51)	(0.24)	0.04	(z)	(0.14)	(0.22)
Total from investment operations	$1.06		$(0.14)	$0.13	$0.47		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.38)	$(0.40)	$(0.40)		$(0.40)	$(0.42)
From net realized gain on investments	—		(0.07)	(0.05)	(0.05)		(0.05)	—
Total distributions declared to shareholders	$(0.18)		$(0.45)	$(0.45)	$(0.45)		$(0.45)	$(0.42)
Net asset value, end of period	$11.10		$10.22	$10.81	$11.13		$11.11	$11.29
Total return (%) (r)(s)(t)	10.51	(n)	(1.22)	1.16	4.29		2.43	1.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.70	2.00	2.07		2.03	1.89
Expenses after expense reductions (f)	1.62	(a)	1.53	1.75	1.82		1.78	1.64
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.50	1.52	1.57		1.60	1.54
Net investment income	3.60	(a)	3.54	3.40	3.92	(z)	3.61	3.72
Portfolio turnover	6		29	22	8		12	20
Net assets at end of period (000 omitted)	$27,579		$21,874	$19,855	$15,822		$17,064	$19,730

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$11.15		$11.44	$11.86	$11.85		$11.99	$12.30

Income (loss) from investment operations
Net investment income (d)	$0.27		$0.45	$0.52	$0.51	(z)	$0.51	$0.53
Net realized and unrealized gain (loss) on investments	0.79		(0.21)	(0.42)	0.03	(z)	(0.09)	(0.27)
Total from investment operations	$1.06		$0.24	$0.10	$0.54		$0.42	$0.26

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.48)	$(0.48)	$(0.50)		$(0.51)	$(0.53)
From net realized gain on investments	—		(0.05)	(0.04)	(0.03)		(0.05)	(0.04)
Total distributions declared to shareholders	$(0.24)		$(0.53)	$(0.52)	$(0.53)		$(0.56)	$(0.57)
Net asset value, end of period	$11.97		$11.15	$11.44	$11.86		$11.85	$11.99
Total return (%) (r)(s)(t)	9.59	(n)	2.22	0.83	4.60		3.49	2.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	1.08	1.32	1.36		1.32	1.10
Expenses after expense reductions (f)	0.88	(a)	0.91	1.07	1.11		1.08	0.85
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.85	(a)	0.81	0.81	0.86		0.89	0.85
Net investment income	4.72	(a)	4.05	4.48	4.34	(z)	4.24	4.38
Portfolio turnover	5		20	17	12		8	9
Net assets at end of period (000 omitted)	$327,396		$274,487	$257,884	$268,108		$270,124	$279,875

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$11.14		$11.42	$11.84	$11.83		$11.98	$12.29

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.38	$0.45	$0.44	(z)	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	0.77		(0.20)	(0.43)	0.02	(z)	(0.10)	(0.27)
Total from investment operations	$1.00		$0.18	$0.02	$0.46		$0.33	$0.18

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.40)	$(0.42)		$(0.43)	$(0.45)
From net realized gain on investments	—		(0.05)	(0.04)	(0.03)		(0.05)	(0.04)
Total distributions declared to shareholders	$(0.19)		$(0.46)	$(0.44)	$(0.45)		$(0.48)	$(0.49)
Net asset value, end of period	$11.95		$11.14	$11.42	$11.84		$11.83	$11.98
Total return (%) (r)(s)(t)	9.10	(n)	1.63	0.17	3.93		2.73	1.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.74	1.97	2.01		1.98	1.75
Expenses after expense reductions (f)	1.63	(a)	1.56	1.72	1.76		1.73	1.50
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.46	1.47	1.51		1.54	1.50
Net investment income	3.98	(a)	3.39	3.83	3.70	(z)	3.59	3.72
Portfolio turnover	5		20	17	12		8	9
Net assets at end of period (000 omitted)	$12,789		$13,652	$21,537	$26,520		$32,610	$40,251

See Notes to Financial Statements

Financial Highlights – continued

MFS® NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class C
Net asset value, beginning of period	$11.15		$11.43	$11.85	$11.84		$11.98	$12.29

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.38	$0.45	$0.44	(z)	$0.43	$0.45
Net realized and unrealized gain (loss) on investments	0.77		(0.20)	(0.43)	0.02	(z)	(0.09)	(0.27)
Total from investment operations	$1.00		$0.18	$0.02	$0.46		$0.34	$0.18

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.40)	$(0.42)		$(0.43)	$(0.45)
From net realized gain on investments	—		(0.05)	(0.04)	(0.03)		(0.05)	(0.04)
Total distributions declared to shareholders	$(0.19)		$(0.46)	$(0.44)	$(0.45)		$(0.48)	$(0.49)
Net asset value, end of period	$11.96		$11.15	$11.43	$11.85		$11.84	$11.98
Total return (%) (r)(s)(t)	9.08	(n)	1.63	0.17	3.93		2.82	1.49

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.73	1.97	2.01		1.98	1.76
Expenses after expense reductions (f)	1.62	(a)	1.56	1.72	1.76		1.73	1.51
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.60	(a)	1.47	1.47	1.51		1.54	1.51
Net investment income	3.94	(a)	3.39	3.83	3.69	(z)	3.61	3.76
Portfolio turnover	5		20	17	12		8	9
Net assets at end of period (000 omitted)	$54,934		$37,668	$30,946	$33,152		$32,223	$32,897

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008		2007		2006	2005
Class A
Net asset value, beginning of period	$9.40		$9.90	$10.24		$10.15		$10.17	$10.31

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.45	$0.44		$0.45	(z)	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	0.76		(0.52)	(0.36)		0.06	(z)	(0.02)	(0.14)
Total from investment operations	$0.98		$(0.07)	$0.08		$0.51		$0.41	$0.30

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.42)		$(0.42)		$(0.43)	$(0.44)
From net realized gain on investments	—		—	(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$(0.21)		$(0.43)	$(0.42)		$(0.42)		$(0.43)	$(0.44)
Net asset value, end of period	$10.17		$9.40	$9.90		$10.24		$10.15	$10.17
Total return (%) (r)(s)(t)	10.58	(n)	(0.69)	0.87		5.17		4.08	2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.88	1.11		1.18		1.13	1.03
Expenses after expense reductions (f)	0.77	(a)	0.66	0.80		0.82		0.77	0.69
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.76	(a)	0.61	0.60		0.60		0.60	0.60
Net investment income	4.46	(a)	4.67	4.32		4.45	(z)	4.24	4.33
Portfolio turnover	5		28	17		9		9	20
Net assets at end of period (000 omitted)	$102,756		$84,422	$77,866		$73,813		$74,429	$67,942

See Notes to Financial Statements

Financial Highlights – continued

MFS® PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008		2007		2006	2005
Class B
Net asset value, beginning of period	$9.43		$9.93	$10.27		$10.18		$10.20	$10.34

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.36		$0.38	(z)	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	0.77		(0.51)	(0.35)		0.06	(z)	(0.03)	(0.14)
Total from investment operations	$0.95		$(0.14)	$0.01		$0.44		$0.33	$0.22

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.35)		$(0.35)		$(0.35)	$(0.36)
From net realized gain on investments	—		—	(0.00	)(w)	—		—	—
Total distributions declared to shareholders	$(0.18)		$(0.36)	$(0.35)		$(0.35)		$(0.35)	$(0.36)
Net asset value, end of period	$10.20		$9.43	$9.93		$10.27		$10.18	$10.20
Total return (%) (r)(s)(t)	10.13	(n)	(1.42)	0.11		4.37		3.30	2.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.64	1.86		1.94		1.89	1.80
Expenses after expense reductions (f)	1.52	(a)	1.41	1.56		1.58		1.53	1.46
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.52	(a)	1.37	1.36		1.36		1.36	1.37
Net investment income	3.71	(a)	3.91	3.56		3.69	(z)	3.49	3.56
Portfolio turnover	5		28	17		9		9	20
Net assets at end of period (000 omitted)	$22,451		$22,721	$28,848		$33,849		$38,642	$41,455

Any redemption fees charged by the fund during the 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009		2008	2007		2006	2005
Class A
Net asset value, beginning of period	$11.33		$11.85		$12.29	$12.25		$12.36	$12.61

Income (loss) from investment operations
Net investment income (d)	$0.23		$0.50		$0.53	$ 0.55	(z)	$0.54	$0.56
Net realized and unrealized gain (loss) on investments	0.86		(0.50)		(0.45)	0.00	(w)(z)	(0.11)	(0.25)
Total from investment operations	$1.09		$(0.00	)(w)	$0.08	$0.55		$0.43	$0.31

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)		$(0.52)	$(0.51)		$(0.54)	$(0.56)
From net realized gain on investments	—		(0.02)		—	—		—	—
Total distributions declared to shareholders	$(0.24)		$(0.52)		$(0.52)	$(0.51)		$(0.54)	$(0.56)
Net asset value, end of period	$12.18		$11.33		$11.85	$12.29		$12.25	$12.36
Total return (%) (r)(s)(t)	9.73	(n)	0.03		0.62	4.57		3.48	2.52

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.10		1.31	1.37		1.34	1.23
Expenses after expense reductions (f)	0.90	(a)	0.93		1.06	1.12		1.09	0.98
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.85		0.85	0.89		0.92	0.89
Net investment income	3.98	(a)	4.38		4.36	4.45	(z)	4.35	4.50
Portfolio turnover	6		19		13	10		13	15
Net assets at end of period (000 omitted)	$146,362		$129,510		$134,422	$135,766		$131,167	$130,342

See Notes to Financial Statements

Financial Highlights – continued

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$11.33		$11.84	$12.29	$12.24		$12.36	$12.60

Income (loss) from investment operations
Net investment income (d)	$0.19		$0.43	$0.45	$0.47	(z)	$0.46	$0.48
Net realized and unrealized gain (loss) on investments	0.85		(0.50)	(0.46)	0.01	(z)	(0.12)	(0.24)
Total from investment operations	$1.04		$(0.07)	$(0.01)	$0.48		$0.34	$0.24

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.44)	$(0.43)		$(0.46)	$(0.48)
From net realized gain on investments	—		(0.02)	—	—		—	—
Total distributions declared to shareholders	$(0.20)		$(0.44)	$(0.44)	$(0.43)		$(0.46)	$(0.48)
Net asset value, end of period	$12.17		$11.33	$11.84	$12.29		$12.24	$12.36
Total return (%) (r)(s)(t)	9.23	(n)	(0.54)	(0.12)	3.98		2.73	1.94

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.76	1.96	2.02		1.99	1.88
Expenses after expense reductions (f)	1.65	(a)	1.58	1.71	1.77		1.74	1.63
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.50	1.50	1.54		1.57	1.54
Net investment income	3.24	(a)	3.72	3.71	3.80	(z)	3.70	3.85
Portfolio turnover	6		19	13	10		13	15
Net assets at end of period (000 omitted)	$11,109		$11,640	$15,496	$20,679		$26,214	$31,032

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$9.84		$10.25	$10.58	$10.56		$10.71	$10.96

Income (loss) from investment operations
Net investment income (d)	$0.22		$0.44	$0.48	$0.47	(z)	$0.45	$0.45
Net realized and unrealized gain (loss) on investments	0.72		(0.37)	(0.34)	(0.01	)(z)	(0.12)	(0.18)
Total from investment operations	$0.94		$0.07	$0.14	$0.46		$0.33	$0.27

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.44)	$(0.44)		$(0.44)	$(0.44)
From net realized gain on investments	—		(0.04)	(0.03)	(0.00	)(w)	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.21)		$(0.48)	$(0.47)	$(0.44)		$(0.48)	$(0.52)
Net asset value, end of period	$10.57		$9.84	$10.25	$10.58		$10.56	$10.71
Total return (%) (r)(s)(t)	9.69	(n)	0.84	1.38	4.43		3.13	2.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	1.02	1.13	1.17		1.19	1.16
Expenses after expense reductions (f)	0.91	(a)	0.85	0.88	0.92		0.94	0.91
Net investment income	4.25	(a)	4.42	4.61	4.44	(z)	4.17	4.16
Portfolio turnover	8		23	26	15		5	11
Net assets at end of period (000 omitted)	$123,491		$108,763	$101,028	$99,302		$98,825	$104,837

See Notes to Financial Statements

Financial Highlights – continued

MFS® TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$9.83		$10.24	$10.57	$10.56		$10.70	$10.95

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.41	$0.40	(z)	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	0.72		(0.36)	(0.34)	(0.02	)(z)	(0.11)	(0.18)
Total from investment operations	$0.90		$0.01	$0.07	$0.38		$0.27	$0.20

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)	$(0.37)	$(0.37)		$(0.37)	$(0.37)
From net realized gain on investments	—		(0.04)	(0.03)	(0.00	)(w)	(0.04)	(0.08)
Total distributions declared to shareholders	$(0.17)		$(0.42)	$(0.40)	$(0.37)		$(0.41)	$(0.45)
Net asset value, end of period	$10.56		$9.83	$10.24	$10.57		$10.56	$10.70
Total return (%) (r)(s)(t)	9.29	(n)	0.17	0.72	3.66		2.56	1.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.69	1.78	1.82		1.84	1.81
Expenses after expense reductions (f)	1.66	(a)	1.51	1.53	1.57		1.59	1.56
Net investment income	3.52	(a)	3.76	3.93	3.78	(z)	3.52	3.51
Portfolio turnover	8		23	26	15		5	11
Net assets at end of period (000 omitted)	$6,469		$7,956	$9,983	$12,924		$17,217	$20,689

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$10.54		$11.07	$11.43	$11.41		$11.52	$11.73

Income (loss) from investment operations
Net investment income (d)	$0.24		$0.50	$0.53	$ 0.51	(z)	$0.51	$0.53
Net realized and unrealized gain (loss) on investments	0.86		(0.47)	(0.38)	(0.00	)(w)(z)	(0.12)	(0.21)
Total from investment operations	$1.10		$0.03	$0.15	$0.51		$0.39	$0.32

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.47)	$(0.48)	$(0.49)		$(0.50)	$(0.53)
From net realized gain on investments	—		(0.09)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.24)		$(0.56)	$(0.51)	$(0.49)		$(0.50)	$(0.53)
Net asset value, end of period	$11.40		$10.54	$11.07	$11.43		$11.41	$11.52
Total return (%) (r)(s)(t)	10.53	(n)	0.40	1.34	4.57		3.45	2.83

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	1.08	1.27	1.32		1.30	1.10
Expenses after expense reductions (f)	0.88	(a)	0.91	1.02	1.07		1.05	0.85
Expenses after expense reductions and excluding interest expense and fees (f)(l)	0.87	(a)	0.82	0.82	0.87		0.90	0.85
Net investment income	4.48	(a)	4.69	4.72	4.51	(z)	4.38	4.63
Portfolio turnover	7		22	27	8		13	11
Net assets at end of period (000 omitted)	$292,408		$254,234	$257,133	$269,068		$277,633	$285,185

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$10.53		$11.06	$11.42	$11.40		$11.51	$11.72

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.46	$0.44	(z)	$0.43	$0.46
Net realized and unrealized gain (loss) on investments	0.86		(0.47)	(0.38)	(0.00	)(w)(z)	(0.11)	(0.21)
Total from investment operations	$1.06		$(0.04)	$0.08	$0.44		$0.32	$0.25

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.41)	$(0.42)		$(0.43)	$(0.46)
From net realized gain on investments	—		(0.09)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.49)	$(0.44)	$(0.42)		$(0.43)	$(0.46)
Net asset value, end of period	$11.39		$10.53	$11.06	$11.42		$11.40	$11.51
Total return (%) (r)(s)(t)	10.13	(n)	(0.26)	0.68	3.89		2.78	2.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.74	1.92	1.97		1.95	1.75
Expenses after expense reductions (f)	1.63	(a)	1.56	1.67	1.72		1.70	1.50
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.62	(a)	1.47	1.47	1.52		1.55	1.50
Net investment income	3.74	(a)	4.04	4.07	3.87	(z)	3.73	3.98
Portfolio turnover	7		22	27	8		13	11
Net assets at end of period (000 omitted)	$7,368		$7,401	$9,941	$12,545		$16,885	$19,637

See Notes to Financial Statements

Financial Highlights – continued

MFS® VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class C
Net asset value, beginning of period	$10.54		$11.06	$11.43	$11.41		$11.52	$11.72

Income (loss) from investment operations
Net investment income (d)	$0.20		$0.43	$0.46	$0.44	(z)	$0.43	$0.46
Net realized and unrealized gain (loss) on investments	0.86		(0.46)	(0.39)	(0.00	)(w)(z)	(0.11)	(0.20)
Total from investment operations	$1.06		$(0.03)	$0.07	$0.44		$0.32	$0.26

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.41)	$(0.42)		$(0.43)	$(0.46)
From net realized gain on investments	—		(0.09)	(0.03)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.20)		$(0.49)	$(0.44)	$(0.42)		$(0.43)	$(0.46)
Net asset value, end of period	$11.40		$10.54	$11.06	$11.43		$11.41	$11.52
Total return (%) (r)(s)(t)	10.12	(n)	(0.17)	0.59	3.89		2.78	2.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.73	1.93	1.97		1.95	1.75
Expenses after expense reductions (f)	1.63	(a)	1.56	1.67	1.72		1.70	1.50
Expenses after expense reductions and excluding interest expense and fees (f)(l)	1.61	(a)	1.48	1.47	1.52		1.55	1.50
Net investment income	3.71	(a)	4.02	4.06	3.86	(z)	3.72	3.98
Portfolio turnover	7		22	27	8		13	11
Net assets at end of period (000 omitted)	$25,663		$19,745	$15,105	$12,377		$12,995	$12,208

Any redemption fee charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class A
Net asset value, beginning of period	$10.36		$11.01	$11.45	$11.47		$11.58	$11.82

Income (loss) from investment operations
Net investment income (d)	$0.21		$0.36	$0.49	$0.51	(z)	$0.48	$0.51
Net realized and unrealized gain (loss) on investments	0.80		(0.47)	(0.45)	0.01	(z)	(0.11)	(0.25)
Total from investment operations	$1.01		$(0.11)	$0.04	$0.52		$0.37	$0.26

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.47)	$(0.47)		$(0.48)	$(0.50)
From net realized gain on investments	—		(0.11)	(0.01)	(0.07)		—	—
Total distributions declared to shareholders	$(0.21)		$(0.54)	$(0.48)	$(0.54)		$(0.48)	$(0.50)
Net asset value, end of period	$11.16		$10.36	$11.01	$11.45		$11.47	$11.58
Total return (%) (r)(s)(t)	9.83	(n)	(0.87)	0.35	4.59		3.21	2.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	1.03	1.35	1.40		1.34	1.25
Expenses after expense reductions (f)	0.90	(a)	0.86	1.10	1.15		1.09	1.00
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		0.85	0.85	0.89		0.92	0.89
Net investment income	4.01	(a)	3.37	4.33	4.41	(z)	4.16	4.35
Portfolio turnover	4		14	14	13		7	14
Net assets at end of period (000 omitted)	$134,088		$116,564	$124,948	$129,974		$134,416	$134,459

See Notes to Financial Statements

Financial Highlights – continued

MFS® WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/09 (unaudited)		Years ended 3/31
			2009	2008	2007		2006	2005
Class B
Net asset value, beginning of period	$10.36		$11.01	$11.44	$11.46		$11.58	$11.82

Income (loss) from investment operations
Net investment income (d)	$0.18		$0.29	$0.42	$0.43	(z)	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	0.79		(0.47)	(0.44)	0.01	(z)	(0.13)	(0.24)
Total from investment operations	$0.97		$(0.18)	$(0.02)	$0.44		$0.28	$0.19

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.40)	$(0.39)		$(0.40)	$(0.43)
From net realized gain on investments	—		(0.11)	(0.01)	(0.07)		—	—
Total distributions declared to shareholders	$(0.17)		$(0.47)	$(0.41)	$(0.46)		$(0.40)	$(0.43)
Net asset value, end of period	$11.16		$10.36	$11.01	$11.44		$11.46	$11.58
Total return (%) (r)(s)(t)	9.43	(n)	(1.52)	(0.21)	3.92		2.45	1.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.69	2.00	2.06		1.99	1.90
Expenses after expense reductions (f)	1.65	(a)	1.52	1.75	1.80		1.74	1.65
Expenses after expense reductions and excluding interest expense and fees (f)(l)	N/A		1.51	1.50	1.55		1.57	1.54
Net investment income	3.28	(a)	2.73	3.69	3.76	(z)	3.51	3.71
Portfolio turnover	4		14	14	13		7	14
Net assets at end of period (000 omitted)	$5,693		$6,454	$8,096	$10,087		$12,388	$14,334

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In making these estimates and assumptions, management has considered the effects, if any, of events occurring after the date of each fund’s Statement of Assets and Liabilities through November 16, 2009 which is the date that the financial statements were issued. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region or state where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Each fund complies with FASB Accounting Standard Codification 820, Fair Value Measurements and Disclosures (“ASC 820”), which provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of each fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing each fund’s assets or liabilities carried at market value:

Mississippi Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,567,190	$—	$103,567,190
Mutual Funds	2,573,918	—	—	2,573,918
Total Investments	$2,573,918	$103,567,190	$—	$106,141,108

New York Fund
Investments at Value
Municipal Bonds	$—	$227,416,142	$—	$227,416,142
Mutual Funds	1,859,158	—	—	1,859,158
Total Investments	$1,859,158	$227,416,142	$—	$229,275,300

Other Financial Instruments
Futures	$(93,339)	$—	$—	$(93,339)

North Carolina Fund
Investments at Value
Municipal Bonds	$—	$388,849,943	$—	$388,849,943
Mutual Funds	7,474,458	—	—	7,474,458
Total Investments	$7,474,458	$388,849,943	$—	$396,324,401

Other Financial Instruments
Futures	$(111,947)	$—	$—	$(111,947)

Pennsylvania Fund
Investments at Value
Municipal Bonds	$—	$123,590,722	$—	$123,590,722
Mutual Funds	362,201	—	—	362,201
Total Investments	$362,201	$123,590,722	$—	$123,952,923

Other Financial Instruments
Futures	$(49,236)	$—	$—	$(49,236)

South Carolina Fund
Investments at Value
Municipal Bonds	$—	$152,499,099	$—	$152,499,099
Mutual Funds	2,423,934	—	—	2,423,934
Total Investments	$2,423,934	$152,499,099	$—	$154,923,033

Tennessee Fund
Investments at Value
Municipal Bonds	$—	$126,328,600	$—	$126,328,600
Mutual Funds	1,464,822	—	—	1,464,822
Total Investments	$1,464,822	$126,328,600	$—	$127,793,422

Other Financial Instruments
Futures	$(20,446)	$—	$—	$(20,446)

Notes to Financial Statements (unaudited) – continued

Virginia Fund
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$322,089,875	$—	$322,089,875
Mutual Funds	3,191,478	—	—	3,191,478
Total Investments	$3,191,478	$322,089,875	$—	$325,281,353

Other Financial Instruments
Futures	$(122,554)	$—	$—	$(122,554)

West Virginia Fund
Investments at Value
Municipal Bonds	$—	$134,538,030	$—	$134,538,030
Mutual Funds	3,008,368	—	—	3,008,368
Total Investments	$3,008,368	$134,538,030	$—	$137,546,398

For further information regarding security characteristics, see the Portfolios of Investments.

Derivatives – Each fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period each fund adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about each fund’s use of and accounting for derivative instruments and the effect of derivative instruments on each fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though each fund may use derivatives in an attempt to achieve an economic hedge, each fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

ASC 815 also requires sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by ASC 815, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing ASC 815’s credit derivative disclosure provisions as each fund did not hold any credit derivatives for which it was the seller of protection at period end.

As defined under ASC 815, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Certain funds’ period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by certain funds at September 30, 2009:

		Liability Derivatives	Fair Value (a)
		Location on Statement of Assets and Liabilities	New York Fund	North Carolina Fund	Pennsylvania Fund	Tennessee Fund	Virginia Fund
Interest Rate Contracts not Accounted for as Hedging Instruments Under ASC 815	Interest Rate Futures	Unrealized depreciation on investments	$(93,339)	$(111,947)	$(49,236)	$(20,446)	$(122,554)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in each fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is reported within each fund’s Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by certain funds for the six months ended September 30, 2009 as reported in the Statements of Operations:

		New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Interest Rate Contracts	Futures Contracts	$(7,368)	$(40,660)	$14,423	$18,089	$16,697	$(37,337)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by certain funds for the six months ended September 30, 2009 as reported in the Statements of Operations:

		New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund
Interest Rate Contracts	Futures Contracts	$17,501	$22,859	$(1,305)	$38,944	$15,502	$(11,714)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, each fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between each fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of each fund under derivative contracts will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolios of Investments.

Futures Contracts – Each fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, each fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by each fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by each fund until the contract is closed or expires at which point the gain or loss on futures is realized.

Each fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, each fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to each fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. Each fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by each fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – Each fund may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders

Notes to Financial Statements (unaudited) – continued

typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by certain funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of certain funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of certain funds in the Statements of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At September 30, 2009, certain funds’ payable to the holder of the floating rate certificate from trust assets and the interest rate on these floating rate certificates issued by the trust were as follows:

	Payable to the holder of the floating rate certificate from trust assets at September 30, 2009	Weighted average interest rate at September 30, 2009 on floating rate certificates issued by the trust
Fund
North Carolina Fund	$8,019,640	2.34%
Pennsylvania Fund	948,572	2.42%
Virginia Fund	5,433,925	2.07%

For the six months ended September 30, 2009, the average daily payable to the holder of the floating rate certificate from trust assets; the weighted average interest rate related to this payable; and the interest expense and fees related to interest payments made to the holder of certain floating rate certificates and associated fees, both of which are made from trust assets were as follows:

	Average payable to the holder of the floating rate certificate from trust assets for the six months ended September 30, 2009	Weighted average interest rate for the six months ended September 30, 2009, on floating rate certificates issued by the trust	Interest expense and fees in connection with self-deposited inverse floaters for the six months ended September 30, 2009
Fund
North Carolina Fund	$8,019,640	1.08%	$43,518
Pennsylvania Fund	948,572	0.61%	2,857
Virginia Fund	5,433,925	0.87%	23,568

Primary and externally deposited inverse floaters held by certain funds are not accounted for as secured borrowings.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of

Notes to Financial Statements (unaudited) – continued

reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2009, is shown as a reduction of total expenses on the Statements of Operations. In the case of the Tennessee Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$—	$381,554	$150,098	$—	$—	$338,369	$732,996	$20,485
Tax-exempt income	4,059,672	8,219,506	13,144,511	4,597,753	6,193,212	5,035,589	12,244,399	5,074,051
Long-term capital gain	—	1,062,828	1,146,971	—	235,358	138,081	1,579,313	1,280,148
Total distributions	$4,059,672	$9,663,888	$14,441,580	$4,597,753	$6,428,570	$5,512,039	$14,556,708	$6,374,684

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/09	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$100,507,011	$216,915,764	$364,725,945	$118,277,104
Gross appreciation	6,040,187	14,302,126	25,572,324	5,770,058
Gross depreciation	(406,090)	(1,942,590)	(1,993,508)	(1,042,811)
Net unrealized appreciation (depreciation)	$5,634,097	$12,359,536	$23,578,816	$4,727,247

As of 3/31/09
Undistributed tax-exempt income	453,840	812,046	1,502,858	470,649
Undistributed long-term capital gain	—	177,045	—	—
Capital loss carryforwards	(92,165)	—	(481,258)	(345,011)
Post-October capital loss deferral	—	(1,262,278)	—	(568,736)
Other temporary differences	(372,084)	(760,428)	(1,190,735)	(408,462)
Net unrealized appreciation (depreciation)	(1,343,037)	(5,882,985)	(975,318)	(4,223,803)

Notes to Financial Statements (unaudited) – continued

As of 9/30/09	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$147,437,314	$122,544,031	$305,905,247	$133,531,157
Gross appreciation	8,606,842	6,961,430	18,746,359	5,366,143
Gross depreciation	(1,121,123)	(1,712,039)	(4,804,178)	(1,350,902)
Net unrealized appreciation (depreciation)	$7,485,719	$5,249,391	$13,942,181	$4,015,241

As of 3/31/09
Undistributed ordinary income	—	—	89,104	50,474
Undistributed tax-exempt income	543,250	706,988	1,033,035	432,926
Undistributed long-term capital gain	101,542	—	—	35,654
Capital loss carryforwards	—	(26,512)	—	—
Post-October capital loss deferral	(1,258,649)	(241,911)	(1,315,083)	(1,117,882)
Other temporary differences	(521,852)	(439,239)	(1,093,310)	(442,322)
Net unrealized appreciation (depreciation)	(2,874,934)	(2,966,132)	(8,680,653)	(5,770,564)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2009, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Mississippi Fund	North Carolina Fund	Pennsylvania Fund	Tennessee Fund
3/31/13	$(62,488)	$—	$—	$—
3/31/14	(29,677)	—	—	—
3/31/16	—	—	(17,684)	—
3/31/17	—	(481,258)	(327,327)	(26,512)
Total	$(92,165)	$(481,258)	$(345,011)	$(26,512)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$2,023,919	$3,799,592	$3,755,475	$6,767,287	$6,126,547	$11,214,241	$2,013,853	$3,643,041
Class B	92,177	260,080	284,334	660,968	225,582	696,228	408,956	954,712
Class C	—	—	417,728	791,251	764,142	1,234,042	—	—
Total	$2,116,096	$4,059,672	$4,457,537	$8,219,506	$7,116,271	$13,144,511	$2,422,809	$4,597,753

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$2,805,511	$5,685,164	$2,419,494	$4,697,979	$5,877,162	$11,232,593	$2,404,058	$4,821,294
Class B	191,203	508,048	125,510	337,610	126,329	333,402	96,194	252,757
Class C	—	—	—	—	396,759	678,404	—	—
Total	$2,996,714	$6,193,212	$2,545,004	$5,035,589	$6,400,250	$12,244,399	$2,500,252	$5,074,051

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	New York Fund		North Carolina Fund		South Carolina Fund		Tennessee Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$—	$1,168,392	$—	$1,077,983	$—	$213,444	$—	$441,456
Class B	—	120,331	—	78,686	—	21,914	—	34,994
Class C	—	155,659	—	140,400	—	—	—	—
Total	$—	$1,444,382	$—	$1,297,069	$—	$235,358	$—	$476,450

	Virginia Fund		West Virginia Fund
	Six months ended 9/30/09	Year ended 3/31/09	Six months ended 9/30/09	Year ended 3/31/09
Class A	$—	$2,090,779	$—	$1,224,513
Class B	—	68,587	—	76,120
Class C	—	152,943	—	—
Total	$—	$2,312,309	$—	$1,300,633

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

For the Pennsylvania Fund, the investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that operating expenses did not exceed 0.20% annually of the fund’s average daily net assets. This written agreement terminated on August 1, 2009. For the six months ended September 30, 2009, this reduction amounted to $18,537 and is reflected as a reduction of total expenses in the Statements of Operations.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total annual fund operating expenses do not exceed the following rates annually of certain funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.91%	0.94%	0.89%	0.90%
Class B	1.65%	1.68%	1.66%	1.69%	1.64%	1.65%
Class C	1.65%	1.68%	N/A	N/A	1.64%	N/A

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2010. For the six months ended September 30, 2009, this reduction amounted to $1,616 for the West Virginia Fund and is reflected as a reduction of total expenses in the Statements of Operations. For all other funds, actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of these funds’ expenses.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended September 30, 2009, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$28,910	$39,147	$84,817	$42,194	$49,763	$18,974	$59,168	$15,213

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.05%	$60,879
New York Fund	—	0.25%	0.25%	0.25%	221,985
North Carolina Fund	—	0.25%	0.25%	0.25%	370,908
Pennsylvania Fund	—	0.25%	0.25%	0.10%	70,386
South Carolina Fund	—	0.25%	0.25%	0.25%	170,266
Tennessee Fund	—	0.25%	0.25%	0.25%	144,328
Virginia Fund	—	0.25%	0.25%	0.25%	337,291
West Virginia Fund	—	0.25%	0.25%	0.25%	154,582

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$22,030
New York Fund	0.75%	0.25%	1.00%	1.00%	81,407
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	66,503
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	102,204
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	56,610
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	36,294
Virginia Fund	0.75%	0.25%	1.00%	1.00%	34,960
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	30,403

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$120,372
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	227,732
Virginia Fund	0.75%	0.25%	1.00%	1.00%	110,601

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$82,909	$423,764	$665,143	$172,590	$226,876	$180,622	$482,852	$184,985

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2009, based on each class’ average daily net assets.
Mississippi Fund: Effective July 1, 2009, the service fee rate for Class A is 0.25%. MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $36,527 which is shown as a reduction of total expenses in the Statements of Operations. Prior to July 1, 2009, payment of the 0.25% service fee rate was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced to 0.00% by MFD under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $1,965 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was not in effect.
Pennsylvania Fund: Effective August 1, 2009, the service fee rate for Class A is 0.25%. MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but will continue until at least July 31, 2010. This reduction amounted to $24,381 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate for Class A was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect. Effective August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that will continue until modified by the fund’s Board of Trustees, but will continue at least until July 31, 2010. This reduction amounted to $5,291 which is shown as a reduction of total expenses in the Statements of Operations. Prior to August 1, 2009, the service fee rate attributable to Class B shares within the first year of purchase was 0.25%. The service fee rate attributable to all other Class B shares was 0.25%, of which 0.10% was being paid by the fund. Payment of the remaining 0.15% was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject

Notes to Financial Statements (unaudited) – continued

to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2009, were as follows:

CDSC imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$2,287	$—	$—	$—	$975	$—	$—	$—
Class B	2,220	5,385	1,319	4,801	5,629	—	2,820	2,437
Class C	N/A	1,472	958	N/A	N/A	N/A	1,896	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2009, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund’s average daily net assets for shareholder services:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$16,395	$33,136	$64,185	$25,549	$26,076	$21,968	$54,373	$22,238
Percent of average daily net assets	0.0327%	0.0304%	0.0361%	0.0446%	0.0353%	0.0358%	0.0364%	0.0343%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$14,851	$29,835	$45,075	$18,965	$20,862	$15,047	$42,698	$17,235

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended September 30, 2009 was equivalent to an annual effective rate of each fund’s average daily net assets as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0268%	0.0223%	0.0209%	0.0257%	0.0242%	0.0253%	0.0213%	0.0249%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB Plan resulted in a pension expense for the funds. These amounts are included in independent Trustees’ compensation on the Statements of Operations and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$355	$296	$598	$359	$586	$300	$595	$584

The liability for deferred retirement benefits payable to certain independent Trustees in connection with the DB Plan amounted to the following at September 30, 2009, and is included in payable for independent Trustees’ compensation on the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$6,794	$8,708	$11,539	$6,724	$11,511	$8,667	$11,556	$11,504

Other – These funds and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the

Notes to Financial Statements (unaudited) – continued

terms of the Agreements. For the six months ended September 30, 2009, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$474	$1,032	$1,671	$540	$699	$581	$1,411	$614

MFS has agreed to reimburse the funds for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$390	$848	$1,373	$444	$575	$478	$1,160	$505

Each fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$9,247,548	$24,143,471	$59,497,373	$16,519,558	$14,172,956	$12,878,842	$40,809,229	$12,363,496
Sales	$4,384,719	$14,114,656	$17,417,367	$5,835,660	$9,200,033	$9,874,587	$21,366,255	$5,677,820

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	968,897	$9,335,534	2,060,823	$19,340,627	1,006,995	$10,721,340	6,427,116	$68,313,434
Class B	17,250	167,309	44,301	414,376	90,485	954,444	188,171	1,957,607
Class C	—	—	—	—	575,041	6,112,140	723,936	7,614,646
	986,147	$9,502,843	2,105,124	$19,755,003	1,672,521	$17,787,924	7,339,223	$77,885,687

Shares issued to shareholders in reinvestment of distributions
Class A	144,624	$1,383,979	247,782	$2,315,315	288,502	$3,052,343	530,046	$5,397,306
Class B	6,841	65,489	15,068	141,132	22,240	234,439	53,460	546,184
Class C	—	—	—	—	27,649	292,454	56,460	576,753
	151,465	$1,449,468	262,850	$2,456,447	338,391	$3,579,236	639,966	$6,520,243

Shares reacquired
Class A	(561,951)	$(5,411,993)	(1,103,423)	$(10,230,051)	(890,483)	$(9,440,355)	(2,040,631)	$(20,686,206)
Class B	(81,043)	(779,116)	(334,343)	(3,150,983)	(219,786)	(2,312,899)	(504,397)	(5,118,406)
Class C	—	—	—	—	(258,402)	(2,742,480)	(476,809)	(4,758,399)
	(642,994)	$(6,191,109)	(1,437,766)	$(13,381,034)	(1,368,671)	$(14,495,734)	(3,021,837)	$(30,563,011)

Net change
Class A	551,570	$5,307,520	1,205,182	$11,425,891	405,014	$4,333,328	4,916,531	$53,024,534
Class B	(56,952)	(546,318)	(274,974)	(2,595,475)	(107,061)	(1,124,016)	(262,766)	(2,614,615)
Class C	—	—	—	—	344,288	3,662,114	303,587	3,433,000
	494,618	$4,761,202	930,208	$8,830,416	642,241	$6,871,426	4,957,352	$53,842,919

Notes to Financial Statements (unaudited) – continued

	North Carolina Fund				Pennsylvania Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	3,522,364	$40,720,373	4,672,312	$51,876,066	1,480,243	$14,439,536	2,637,295	$25,344,354
Class B	83,381	953,216	179,425	1,997,256	112,568	1,097,392	107,471	1,033,326
Class C	1,364,434	15,679,648	1,084,956	12,102,526	—	—	—	—
	4,970,179	$57,353,237	5,936,693	$65,975,848	1,592,811	$15,536,928	2,744,766	$26,377,680

Shares issued to shareholders in reinvestment of distributions
Class A	400,005	$4,592,205	737,578	$8,166,327	154,207	$1,498,187	244,851	$2,323,850
Class B	14,197	162,621	40,071	442,898	32,130	312,544	63,568	605,969
Class C	50,217	576,855	89,337	987,416	—	—	—	—
	464,419	$5,331,681	866,986	$9,596,641	186,337	$1,810,731	308,419	$2,929,819

Shares reacquired
Class A	(1,178,520)	$(13,563,981)	(3,344,672)	$(36,942,123)	(508,192)	$(4,935,398)	(1,766,315)	$(16,571,439)
Class B	(253,328)	(2,907,809)	(879,416)	(9,675,659)	(352,720)	(3,442,802)	(666,263)	(6,293,882)
Class C	(201,303)	(2,299,867)	(501,935)	(5,555,936)	—	—	—	—
	(1,633,151)	$(18,771,657)	(4,726,023)	$(52,173,718)	(860,912)	$(8,378,200)	(2,432,578)	$(22,865,321)

Net change
Class A	2,743,849	$31,748,597	2,065,218	$23,100,270	1,126,258	$11,002,325	1,115,831	$11,096,765
Class B	(155,750)	(1,791,972)	(659,920)	(7,235,505)	(208,022)	(2,032,866)	(495,224)	(4,654,587)
Class C	1,213,348	13,956,636	672,358	7,534,006	—	—	—	—
	3,801,447	$43,913,261	2,077,656	$23,398,771	918,236	$8,969,459	620,607	$6,442,178

	South Carolina Fund				Tennessee Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,284,719	$15,064,591	1,709,495	$19,609,452	1,060,993	$10,744,965	2,025,258	$20,398,645
Class B	64,798	762,778	79,956	914,714	34,822	353,907	35,001	352,101
	1,349,517	$15,827,369	1,789,451	$20,524,166	1,095,815	$11,098,872	2,060,259	$20,750,746

Shares issued to shareholders in reinvestment of distributions
Class A	184,107	$2,152,015	343,942	$3,921,434	156,159	$1,581,962	294,698	$2,895,444
Class B	12,988	151,532	32,441	370,528	8,761	88,459	24,067	236,695
	197,095	$2,303,547	376,383	$4,291,962	164,920	$1,670,421	318,765	$3,132,139

Shares reacquired
Class A	(881,184)	$(10,290,596)	(1,969,700)	$(22,257,054)	(587,178)	$(5,961,697)	(1,124,237)	$(11,044,208)
Class B	(192,921)	(2,255,027)	(393,238)	(4,459,741)	(240,183)	(2,442,412)	(224,756)	(2,222,626)
	(1,074,105)	$(12,545,623)	(2,362,938)	$(26,716,795)	(827,361)	$(8,404,109)	(1,348,993)	$(13,266,834)

Net change
Class A	587,642	$6,926,010	83,737	$1,273,832	629,974	$6,365,230	1,195,719	$12,249,881
Class B	(115,135)	(1,340,717)	(280,841)	(3,174,499)	(196,600)	(2,000,046)	(165,688)	(1,633,830)
	472,507	$5,585,293	(197,104)	$(1,900,667)	433,374	$4,365,184	1,030,031	$10,616,051

Notes to Financial Statements (unaudited) – continued

	Virginia Fund				West Virginia Fund
	Six months ended 9/30/09		Year ended 3/31/09		Six months ended 9/30/09		Year ended 3/31/09
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,115,902	$23,127,814	3,378,129	$36,115,112	1,018,484	$10,864,917	1,046,303	$10,977,407
Class B	79,497	877,156	70,738	749,818	9,216	97,714	53,442	572,144
Class C	493,604	5,378,753	703,885	7,568,008	—	—	—	—
	2,689,003	$29,383,723	4,152,752	$44,432,938	1,027,700	$10,962,631	1,099,745	$11,549,551

Shares issued to shareholders in reinvestment of distributions
Class A	381,461	$4,154,507	795,995	$8,385,410	175,872	$1,875,488	394,443	$4,115,384
Class B	8,087	87,921	22,722	239,503	6,462	68,739	20,322	211,684
Class C	26,401	287,566	53,132	557,656	—	—	—	—
	415,949	$4,529,994	871,849	$9,182,569	182,334	$1,944,227	414,765	$4,327,068

Shares reacquired
Class A	(967,048)	$(10,497,522)	(3,291,991)	$(34,813,504)	(430,930)	$(4,600,027)	(1,533,750)	$(16,196,226)
Class B	(143,438)	(1,554,545)	(289,865)	(3,017,909)	(128,585)	(1,365,887)	(185,918)	(1,944,481)
Class C	(141,966)	(1,539,879)	(248,731)	(2,589,861)	—	—	—	—
	(1,252,452)	$(13,591,946)	(3,830,587)	$(40,421,274)	(559,515)	$(5,965,914)	(1,719,668)	$(18,140,707)

Net change
Class A	1,530,315	$16,784,799	882,133	$9,687,018	763,426	$8,140,378	(93,004)	$(1,103,435)
Class B	(55,854)	(589,468)	(196,405)	(2,028,588)	(112,907)	(1,199,434)	(112,154)	(1,160,653)
Class C	378,039	4,126,440	508,286	5,535,803	—	—	—	—
	1,852,500	$20,321,771	1,194,014	$13,194,233	650,519	$6,940,944	(205,158)	$(2,264,088)

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2009, each fund’s commitment fee and interest expense were as follows, and are included in miscellaneous expense on the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$881	$1,926	$3,024	$995	$1,311	$1,085	$2,609	$1,142
Interest Expense	—	—	—	—	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2009, are as follows:

	Underlying Funds – MFS® Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Mississippi Fund	2,078,862	11,941,461	(11,446,405)	2,573,918
New York Fund	6,943,829	20,859,899	(25,944,570)	1,859,158
North Carolina Fund	7,145,386	47,817,753	(47,488,681)	7,474,458
Pennsylvania Fund	2,386,723	13,352,598	(15,377,120)	362,201
South Carolina Fund	1,723,307	18,289,196	(17,588,569)	2,423,934
Tennessee Fund	2,986,324	15,402,657	(16,924,159)	1,464,822
Virginia Fund	3,256,944	36,699,555	(36,765,021)	3,191,478
West Virginia Fund	2,773,553	15,644,747	(15,409,932)	3,008,368

	Underlying Funds – MFS® Institutional Money Market Portfolio
	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$—	$—	$2,604	$2,573,918
New York Fund	$—	$—	$6,753	$1,859,158
North Carolina Fund	$—	$—	$14,185	$7,474,458
Pennsylvania Fund	$—	$—	$2,965	$362,201
South Carolina Fund	$—	$—	$4,755	$2,423,934
Tennessee Fund	$—	$—	$2,917	$1,464,822
Virginia Fund	$—	$—	$9,089	$3,191,478
West Virginia Fund	$—	$—	$4,429	$3,008,368

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2009 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2008 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc., the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2008, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitations noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2009.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2008 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2008 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median, and the Fund’s total expense ratio was approximately at the Lipper expense group median.

Access to Disclosures on MFS Website

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.